UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-07755
Nuveen Multistate Trust II

(Exact name of registrant as specified in charter)
Nuveen Investments
333 West Wacker Drive
Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)
Mark J. Czarniecki
Vice President and Secretary
901 Marquette Avenue
Minneapolis, Minnesota 55402

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(312) 917-7700

Date of fiscal year end:	February 28

Date of reporting period:	February 28, 2026

Item 1.	Reports to Stockholders.

Annual Shareholder Report February 28, 2026

Nuveen California High Yield Municipal Bond Fund
Class A Shares/NCHAX

Annual Shareholder Report
This annual shareholder report contains important information about the Class A Shares of the Nuveen California High Yield Municipal Bond Fund for the period of March 1, 2025 to February 28, 2026. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$170	1.67%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen California High Yield Municipal Bond Fund returned 3.62% for Class A Shares at net asset value (NAV) for the 12 months ended February 28, 2026. The Fund performed in line with the S&P Municipal Yield Index, which returned 3.73%.

•
Top contributors to relative performance

•
Sector positioning, particularly underweights to the tobacco and industrial development revenue bond segments.

•
Security selection among non‑rated bonds.

•
Top detractors from relative performance

•
An overweight to California tax‑exempt bonds.

•
An underweight to the health care sector.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (March 1, 2016 through February 28, 2026) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year
Class A Shares at NAV (excluding maximum sales charge)	3.62%	(0.63)%	2.08%
Class A Shares at maximum sales charge (Offering Price)	(0.70)%	(1.49)%	1.64%
S&P Municipal Bond Index	4.85%	1.62%	2.51%
S&P Municipal Yield Index	3.73%	2.24%	4.13%
Lipper California Municipal Debt Funds Classification Average	3.84%	1.03%	2.13%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of February 28, 2026)

Fund net assets	$982,086,543

Total number of portfolio holdings	483

Portfolio turnover (%)	16%

Total management fees paid for the year	$5,062,648

What did the Fund invest in? (as of February 28, 2026)

(1) Total investments include the Fund’s assets attributable to financial leverage. For these purposes, financial leverage includes the Fund’s investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities.
(2) The ratings disclosed are the lowest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

How has the Fund changed?

•	Portfolio manager update: Effective May 9, 2025, Steve Hlavin was added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by April 30, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

3	continued>>

67065N589_AR_0226 5278134

4

Annual Shareholder Report February 28, 2026

Nuveen California High Yield Municipal Bond Fund
Class C Shares/NAWSX

Annual Shareholder Report
This annual shareholder report contains important information about the Class C Shares of the Nuveen California High Yield Municipal Bond Fund for the period of March 1, 2025 to February 28, 2026. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class C Shares	$250	2.47%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen California High Yield Municipal Bond Fund returned 2.82% for Class C Shares at net asset value (NAV) for the 12 months ended February 28, 2026. The Fund underperformed the S&P Municipal Yield Index, which returned 3.73%.

•
Top contributors to relative performance

•
Sector positioning, particularly underweights to the tobacco and industrial development revenue bond segments.

•
Security selection among non‑rated bonds.

•
Top detractors from relative performance

•
An overweight to California tax‑exempt bonds.

•
An underweight to the health care sector.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (March 1, 2016 through February 28, 2026) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year
Class C Shares at NAV (excluding maximum sales charge)	2.82%	(1.42)%	1.43%
S&P Municipal Bond Index	4.85%	1.62%	2.51%
S&P Municipal Yield Index	3.73%	2.24%	4.13%
Lipper California Municipal Debt Funds Classification Average	3.84%	1.03%	2.13%
Class C Shares are subject to a contingent deferred sales charge if redeemed within 12 months of purchase, which will be reflected in total returns presented for less than one year.
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of February 28, 2026)

Fund net assets	$982,086,543

Total number of portfolio holdings	483

Portfolio turnover (%)	16%

Total management fees paid for the year	$5,062,648

What did the Fund invest in? (as of February 28, 2026)

(1) Total investments include the Fund’s assets attributable to financial leverage. For these purposes, financial leverage includes the Fund’s investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities.
(2) The ratings disclosed are the lowest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

How has the Fund changed?

•	Portfolio manager update: Effective May 9, 2025, Steve Hlavin was added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by April 30, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

3	continued>>

67065N480_AR_0226 5278134

4

Annual Shareholder Report February 28, 2026

Nuveen California High Yield Municipal Bond Fund
Class I Shares/NCHRX

Annual Shareholder Report
This annual shareholder report contains important information about the Class I Shares of the Nuveen California High Yield Municipal Bond Fund for the period of March 1, 2025 to February 28, 2026. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$150	1.47%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen California High Yield Municipal Bond Fund returned 3.86% for Class I Shares at net asset value (NAV) for the 12 months ended February 28, 2026. The Fund performed in line with the S&P Municipal Yield Index, which returned 3.73%.

•
Top contributors to relative performance

•
Sector positioning, particularly underweights to the tobacco and industrial development revenue bond segments.

•
Security selection among non‑rated bonds.

•
Top detractors from relative performance

•
An overweight to California tax‑exempt bonds.

•
An underweight to the health care sector.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (March 1, 2016 through February 28, 2026) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class I Shares at NAV	3.86%	(0.44)%	2.29%

S&P Municipal Bond Index	4.85%	1.62%	2.51%

S&P Municipal Yield Index	3.73%	2.24%	4.13%

Lipper California Municipal Debt Funds Classification Average	3.84%	1.03%	2.13%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of February 28, 2026)

Fund net assets	$982,086,543

Total number of portfolio holdings	483

Portfolio turnover (%)	16%

Total management fees paid for the year	$5,062,648

What did the Fund invest in? (as of February 28, 2026)

(1) Total investments include the Fund’s assets attributable to financial leverage. For these purposes, financial leverage includes the Fund’s investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities.
(2) The ratings disclosed are the lowest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

How has the Fund changed?

•	Portfolio manager update: Effective May 9, 2025, Steve Hlavin was added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by April 30, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

3	continued>>

67065N555_AR_0226 5278134

4

Annual Shareholder Report February 28, 2026

Nuveen California Municipal Bond Fund
Class A Shares/NCAAX

Annual Shareholder Report
This annual shareholder report contains important information about the Class A Shares of the Nuveen California Municipal Bond Fund for the period of March 1, 2025 to February 28, 2026. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$74	0.73%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen California Municipal Bond Fund returned 3.64% for Class A Shares at net asset value (NAV) for the 12 months ended February 28, 2026. The Fund underperformed the S&P Municipal Bond California Index, which returned 4.67%.

•
Top contributors to relative performance

•
Sector positioning, particularly an underweight to the industrial development revenue bond segment and an overweight to the multi-family housing segment.

•
An overweight to A‑rated and BBB‑rated bonds.

•
Top detractors from relative performance

•
An overweight to non‑rated bonds.

•
Duration positioning, particularly an overweight to bonds with durations of 10 years and longer.

•
An out‑of‑benchmark allocation to Puerto Rico sales‑tax bonds.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (March 1, 2016 through February 28, 2026) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year
Class A Shares at NAV (excluding maximum sales charge)	3.64%	0.67%	2.02%
Class A Shares at maximum sales charge (Offering Price)	(0.68)%	(0.19)%	1.58%
S&P Municipal Bond Index	4.85%	1.62%	2.51%
S&P Municipal Bond California Index	4.67%	1.45%	2.40%
Lipper California Municipal Debt Funds Classification Average	3.84%	1.03%	2.13%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of February 28, 2026)

Fund net assets	$1,673,276,126

Total number of portfolio holdings	281

Portfolio turnover (%)	27%

Total management fees paid for the year	$7,702,590

What did the Fund invest in? (as of February 28, 2026)

(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by April 30, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065N100_AR_0226 5278144

3

Annual Shareholder Report February 28, 2026

Nuveen California Municipal Bond Fund
Class C Shares/NAKFX

Annual Shareholder Report
This annual shareholder report contains important information about the Class C Shares of the Nuveen California Municipal Bond Fund for the period of March 1, 2025 to February 28, 2026. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class C Shares	$155	1.53%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen California Municipal Bond Fund returned 2.91% for Class C Shares at net asset value (NAV) for the 12 months ended February 28, 2026. The Fund underperformed the S&P Municipal Bond California Index, which returned 4.67%.

•
Top contributors to relative performance

•
Sector positioning, particularly an underweight to the industrial development revenue bond segment and an overweight to the multi-family housing segment.

•
An overweight to A‑rated and BBB‑rated bonds.

•
Top detractors from relative performance

•
An overweight to non‑rated bonds.

•
Duration positioning, particularly an overweight to bonds with durations of 10 years and longer.

•
An out‑of‑benchmark allocation to Puerto Rico sales‑tax bonds.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (March 1, 2016 through February 28, 2026) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class C Shares at NAV (excluding maximum sales charge)	2.91%	(0.14)%	1.37%

S&P Municipal Bond Index	4.85%	1.62%	2.51%

S&P Municipal Bond California Index	4.67%	1.45%	2.40%

Lipper California Municipal Debt Funds Classification Average	3.84%	1.03%	2.13%
Class C Shares are subject to a contingent deferred sales charge if redeemed within 12 months of purchase, which will be reflected in total returns presented for less than one year.
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of February 28, 2026)

Fund net assets	$1,673,276,126

Total number of portfolio holdings	281

Portfolio turnover (%)	27%

Total management fees paid for the year	$ 7,702,590

What did the Fund invest in? (as of February 28, 2026)

(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by April 30, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257-8787.

67065N548_AR_0226 5278144

3

Annual Shareholder Report February 28, 2026

Nuveen California Municipal Bond Fund
Class I Shares/NCSPX

Annual Shareholder Report
This annual shareholder report contains important information about the Class I Shares of the Nuveen California Municipal Bond Fund for the period of March 1, 2025 to February 28, 2026. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$54	0.53%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen California Municipal Bond Fund returned 3.93% for Class I Shares at net asset value (NAV) for the 12 months ended February 28, 2026. The Fund underperformed the S&P Municipal Bond California Index, which returned 4.67%.

•
Top contributors to relative performance

•
Sector positioning, particularly an underweight to the industrial development revenue bond segment and an overweight to the multi-family housing segment.

•
An overweight to A‑rated and BBB‑rated bonds.

•
Top detractors from relative performance

•
An overweight to non‑rated bonds.

•
Duration positioning, particularly an overweight to bonds with durations of 10 years and longer.

•
An out‑of‑benchmark allocation to Puerto Rico sales‑tax bonds.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (March 1, 2016 through February 28, 2026) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class I Shares at NAV	3.93%	0.87%	2.22%

S&P Municipal Bond Index	4.85%	1.62%	2.51%

S&P Municipal Bond California Index	4.67%	1.45%	2.40%

Lipper California Municipal Debt Funds Classification Average	3.84%	1.03%	2.13%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of February 28, 2026)

Fund net assets	$1,673,276,126

Total number of portfolio holdings	281

Portfolio turnover (%)	27%

Total management fees paid for the year	$ 7,702,590

What did the Fund invest in? (as of February 28, 2026)

(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by April 30, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065N407_AR_0226 5278144

3

Annual Shareholder Report February 28, 2026

Nuveen Connecticut Municipal Bond Fund
Class A Shares/FCTTX

Annual Shareholder Report
This annual shareholder report contains important information about the Class A Shares of the Nuveen Connecticut Municipal Bond Fund for the period of March 1, 2025 to February 28, 2026. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$83	0.81%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Connecticut Municipal Bond Fund returned 3.96% for Class A Shares at net asset value (NAV) for the 12 months ended February 28, 2026. The Fund underperformed the S&P Municipal Bond Connecticut Index, which returned 5.26%.

•
Top contributors to relative performance

•
Duration positioning, especially underweights to bonds with durations of zero to four years and overweights to bonds with durations of 12+ years and longer.

•
Top detractors from relative performance

•
An overweight to A‑rated bonds.

•
Sector selection, especially overweights to the higher education and transportation bond segments.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (March 1, 2016 through February 28, 2026) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class A Shares at NAV (excluding maximum sales charge)	3.96%	0.78%	1.78%

Class A Shares at maximum sales charge (Offering Price)	(0.37)%	(0.08)%	1.34%

S&P Municipal Bond Index	4.85%	1.62%	2.51%

S&P Municipal Bond Connecticut Index	5.26%	1.87%	2.48%

Lipper Other States Municipal Debt Funds Classification Average	4.26%	0.87%	1.69%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of February 28, 2026)

Fund net assets	$243,146,236

Total number of portfolio holdings	144

Portfolio turnover (%)	13%

Total management fees paid for the year	$ 1,126,748

What did the Fund invest in? (as of February 28, 2026)

(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by April 30, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065N886_AR_0226 5278158

3

Annual Shareholder Report February 28, 2026

Nuveen Connecticut Municipal Bond Fund
Class C Shares/FDCDX

Annual Shareholder Report
This annual shareholder report contains important information about the Class C Shares of the Nuveen Connecticut Municipal Bond Fund for the period of March 1, 2025 to February 28, 2026. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class C Shares	$164	1.61%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Connecticut Municipal Bond Fund returned 3.22% for Class C Shares at net asset value (NAV) for the 12 months ended February 28, 2026. The Fund underperformed the S&P Municipal Bond Connecticut Index, which returned 5.26%.

•
Top contributors to relative performance

•
Duration positioning, especially underweights to bonds with durations of zero to four years and overweights to bonds with durations of 12+ years and longer.

•
Top detractors from relative performance

•
An overweight to A‑rated bonds.

•
Sector selection, especially overweights to the higher education and transportation bond segments.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (March 1, 2016 through February 28, 2026) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class C Shares at NAV (excluding maximum sales charge)	3.22%	0.00%	1.13%

S&P Municipal Bond Index	4.85%	1.62%	2.51%

S&P Municipal Bond Connecticut Index	5.26%	1.87%	2.48%

Lipper Other States Municipal Debt Funds Classification Average	4.26%	0.87%	1.69%
Class C Shares are subject to a contingent deferred sales charge if redeemed within 12 months of purchase, which will be reflected in total returns presented for less than one year.
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of February 28, 2026)

Fund net assets	$243,146,236

Total number of portfolio holdings	144

Portfolio turnover (%)	13%

Total management fees paid for the year	$1,126,748

What did the Fund invest in? (as of February 28, 2026)

(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by April 30, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065N530_AR_0226 5278158

3

Annual Shareholder Report February 28, 2026

Nuveen Connecticut Municipal Bond Fund
Class I Shares/FCTRX

Annual Shareholder Report
This annual shareholder report contains important information about the Class I Shares of the Nuveen Connecticut Municipal Bond Fund for the period of March 1, 2025 to February 28, 2026. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$62	0.61%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Connecticut Municipal Bond Fund returned 4.26% for Class I Shares at net asset value (NAV) for the 12 months ended February 28, 2026. The Fund underperformed the S&P Municipal Bond Connecticut Index, which returned 5.26%.

•
Top contributors to relative performance

•
Duration positioning, especially underweights to bonds with durations of zero to four years and overweights to bonds with durations of 12+ years and longer.

•
Top detractors from relative performance

•
An overweight to A‑rated bonds.

•
Sector selection, especially overweights to the higher education and transportation bond segments.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (March 1, 2016 through February 28, 2026) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class I Shares at NAV	4.26%	1.00%	2.00%

S&P Municipal Bond Index	4.85%	1.62%	2.51%

S&P Municipal Bond Connecticut Index	5.26%	1.87%	2.48%

Lipper Other States Municipal Debt Funds Classification Average	4.26%	0.87%	1.69%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of February 28, 2026)

Fund net assets	$243,146,236

Total number of portfolio holdings	144

Portfolio turnover (%)	13%

Total management fees paid for the year	$ 1,126,748

What did the Fund invest in? (as of February 28, 2026)

(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by April 30, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065N852_AR_0226 5278158

3

Annual Shareholder Report February 28, 2026

Nuveen Massachusetts Municipal Bond Fund
Class A Shares/NMAAX

Annual Shareholder Report
This annual shareholder report contains important information about the Class A Shares of the Nuveen Massachusetts Municipal Bond Fund for the period of March 1, 2025 to February 28, 2026. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$82	0.81%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Massachusetts Municipal Bond Fund returned 3.14% for Class A Shares at net asset value (NAV) for the 12 months ended February 28, 2026. The Fund underperformed the S&P Municipal Bond Massachusetts Index, which returned 5.03%.

•
Top contributors to relative performance

•
Duration positioning, particularly underweights to bonds with durations of zero to four years and overweights to bonds with durations of four to 12 years.

•
Sector selection, particularly an underweight to tax‑supported bonds, with longer-duration issues performing well.

•
Top detractors from relative performance

•
Security selection.

•
Credit-quality allocation, particularly an overweight to BBB‑rated bonds.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (March 1, 2016 through February 28, 2026) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class A Shares at NAV (excluding maximum sales charge)	3.14%	0.31%	1.68%

Class A Shares at maximum sales charge (Offering Price)	(1.22)%	(0.55)%	1.24%

S&P Municipal Bond Index	4.85%	1.62%	2.51%

S&P Municipal Bond Massachusetts Index	5.03%	1.37%	2.20%

Lipper Massachusetts Municipal Debt Funds Classification Average	3.73%	0.58%	1.51%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of February 28, 2026)

Fund net assets	$429,916,949

Total number of portfolio holdings	150

Portfolio turnover (%)	21%

Total management fees paid for the year	$ 2,069,970

What did the Fund invest in? (as of February 28, 2026)

(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by April 30, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065N845_AR_0226 5278172

3

Annual Shareholder Report February 28, 2026

Nuveen Massachusetts Municipal Bond Fund
Class C Shares/NAAGX

Annual Shareholder Report
This annual shareholder report contains important information about the Class C Shares of the Nuveen Massachusetts Municipal Bond Fund for the period of March 1, 2025 to February 28, 2026. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class C Shares	$163	1.61%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Massachusetts Municipal Bond Fund returned 2.39% for Class C Shares at net asset value (NAV) for the 12 months ended February 28, 2026. The Fund underperformed the S&P Municipal Bond Massachusetts Index, which returned 5.03%.

•
Top contributors to relative performance

•
Duration positioning, particularly underweights to bonds with durations of zero to four years and overweights to bonds with durations of four to 12 years.

•
Sector selection, particularly an underweight to tax‑supported bonds, with longer-duration issues performing well.

•
Top detractors from relative performance

•
Security selection.

•
Credit-quality allocation, particularly an overweight to BBB‑rated bonds.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (March 1, 2016 through February 28, 2026) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class C Shares at NAV (excluding maximum sales charge)	2.39%	(0.46)%	1.03%

S&P Municipal Bond Index	4.85%	1.62%	2.51%

S&P Municipal Bond Massachusetts Index	5.03%	1.37%	2.20%

Lipper Massachusetts Municipal Debt Funds Classification Average	3.73%	0.58%	1.51%
Class C Shares are subject to a contingent deferred sales charge if redeemed within 12 months of purchase, which will be reflected in total returns presented for less than one year.
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of February 28, 2026)

Fund net assets	$429,916,949

Total number of portfolio holdings	150

Portfolio turnover (%)	21%

Total management fees paid for the year	$ 2,069,970

What did the Fund invest in? (as of February 28, 2026)

(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by April 30, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065N522_AR_0226 5278172

3

Annual Shareholder Report February 28, 2026

Nuveen Massachusetts Municipal Bond Fund
Class I Shares/NBMAX

Annual Shareholder Report
This annual shareholder report contains important information about the Class I Shares of the Nuveen Massachusetts Municipal Bond Fund for the period of March 1, 2025 to February 28, 2026. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$62	0.61%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Massachusetts Municipal Bond Fund returned 3.35% for Class I Shares at net asset value (NAV) for the 12 months ended February 28, 2026. The Fund underperformed the S&P Municipal Bond Massachusetts Index, which returned 5.03%.

•
Top contributors to relative performance

•
Duration positioning, particularly underweights to bonds with durations of zero to four years and overweights to bonds with durations of four to 12 years.

•
Sector selection, particularly an underweight to tax‑supported bonds, with longer-duration issues performing well.

•
Top detractors from relative performance

•
Security selection.

•
Credit-quality allocation, particularly an overweight to BBB‑rated bonds.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (March 1, 2016 through February 28, 2026) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class I Shares at NAV	3.35%	0.52%	1.89%

S&P Municipal Bond Index	4.85%	1.62%	2.51%

S&P Municipal Bond Massachusetts Index	5.03%	1.37%	2.20%

Lipper Massachusetts Municipal Debt Funds Classification Average	3.73%	0.58%	1.51%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of February 28, 2026)

Fund net assets	$429,916,949

Total number of portfolio holdings	150

Portfolio turnover (%)	21%

Total management fees paid for the year	$ 2,069,970

What did the Fund invest in? (as of February 28, 2026)

(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by April 30, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065N811_AR_0226 5278172

3

Annual Shareholder Report February 28, 2026

Nuveen New Jersey Municipal Bond Fund
Class A Shares/NNJAX

Annual Shareholder Report
This annual shareholder report contains important information about the Class A Shares of the Nuveen New Jersey Municipal Bond Fund for the period of March 1, 2025 to February 28, 2026. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$82	0.80%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen New Jersey Municipal Bond Fund returned 4.20% for Class A Shares at net asset value (NAV) for the 12 months ended February 28, 2026. The Fund underperformed the S&P Municipal Bond New Jersey Index, which returned 5.19%.

•
Top contributors to relative performance

•
Security selection.

•
An underweight to the toll-road bond segment and an overweight to the local general obligation and housing bond segments.

•
Top detractors from relative performance

•
Duration and yield curve positioning, particularly overweights to bonds with durations of 12 years and longer and underweights to bonds with durations from zero to four years.

•
An underweight to state-supported debt.

•
Credit-quality positioning, particularly an underweight to A‑rated bonds and an overweight to BBB‑rated bonds.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (March 1, 2016 through February 28, 2026) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class A Shares at NAV (excluding maximum sales charge)	4.20%	1.08%	2.33%

Class A Shares at maximum sales charge (Offering Price)	(0.14)%	0.22%	1.89%

S&P Municipal Bond Index	4.85%	1.62%	2.51%

S&P Municipal Bond New Jersey Index	5.19%	2.01%	3.19%

Lipper New Jersey Municipal Debt Funds Classification Average	4.30%	1.26%	2.35%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of February 28, 2026)

Fund net assets	$390,874,486

Total number of portfolio holdings	271

Portfolio turnover (%)	15%

Total management fees paid for the year	$ 1,781,405

What did the Fund invest in? (as of February 28, 2026)

(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

How has the Fund changed?

•	Portfolio manager update: Effective September 18, 2025, Kristen DeJong was added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by April 30, 2026 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065N753_AR_0226 5278188

3

Annual Shareholder Report February 28, 2026

Nuveen New Jersey Municipal Bond Fund
Class C Shares/NJCCX

Annual Shareholder Report
This annual shareholder report contains important information about the Class C Shares of the Nuveen New Jersey Municipal Bond Fund for the period of March 1, 2025 to February 28, 2026. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class C Shares	$163	1.60%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen New Jersey Municipal Bond Fund returned 3.28% for Class C Shares at net asset value (NAV) for the 12 months ended February 28, 2026. The Fund underperformed the S&P Municipal Bond New Jersey Index, which returned 5.19%.

•
Top contributors to relative performance

•
Security selection.

•
An underweight to the toll-road bond segment and an overweight to the local general obligation and housing bond segments.

•
Top detractors from relative performance

•
Duration and yield curve positioning, particularly overweights to bonds with durations of 12 years and longer and underweights to bonds with durations from zero to four years.

•
An underweight to state-supported debt.

•
Credit-quality positioning, particularly an underweight to A‑rated bonds and an overweight to BBB‑rated bonds.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (March 1, 2016 through February 28, 2026) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class C Shares at NAV (excluding maximum sales charge)	3.28%	0.25%	1.68%

S&P Municipal Bond Index	4.85%	1.62%	2.51%

S&P Municipal Bond New Jersey Index	5.19%	2.01%	3.19%

Lipper New Jersey Municipal Debt Funds Classification Average	4.30%	1.26%	2.35%
Class C Shares are subject to a contingent deferred sales charge if redeemed within 12 months of purchase, which will be reflected in total returns presented for less than one year.
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of February 28, 2026)

Fund net assets	$390,874,486

Total number of portfolio holdings	271

Portfolio turnover (%)	15%

Total management fees paid for the year	$1,781,405

What did the Fund invest in? (as of February 28, 2026)

(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

How has the Fund changed?

•	Portfolio manager update: Effective September 18, 2025, Kristen DeJong was added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by April 30, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065N514_AR_0226 5278188

3

Annual Shareholder Report February 28, 2026

Nuveen New Jersey Municipal Bond Fund
Class I Shares/NMNJX

Annual Shareholder Report
This annual shareholder report contains important information about the Class I Shares of the Nuveen New Jersey Municipal Bond Fund for the period of March 1, 2025 to February 28, 2026. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$61	0.60%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen New Jersey Municipal Bond Fund returned 4.33% for Class I Shares at net asset value (NAV) for the 12 months ended February 28, 2026. The Fund underperformed the S&P Municipal Bond New Jersey Index, which returned 5.19%.

•
Top contributors to relative performance

•
Security selection.

•
An underweight to the toll-road bond segment and an overweight to the local general obligation and housing bond segments.

•
Top detractors from relative performance

•
Duration and yield curve positioning, particularly overweights to bonds with durations of 12 years and longer and underweights to bonds with durations from zero to four years.

•
An underweight to state-supported debt.

•
Credit-quality positioning, particularly an underweight to A‑rated bonds and an overweight to BBB‑rated bonds.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (March 1, 2016 through February 28, 2026) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class I Shares at NAV	4.33%	1.28%	2.53%

S&P Municipal Bond Index	4.85%	1.62%	2.51%

S&P Municipal Bond New Jersey Index	5.19%	2.01%	3.19%

Lipper New Jersey Municipal Debt Funds Classification Average	4.30%	1.26%	2.35%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of February 28, 2026)

Fund net assets	$390,874,486

Total number of portfolio holdings	271

Portfolio turnover (%)	15%

Total management fees paid for the year	$1,781,405

What did the Fund invest in? (as of February 28, 2026)

(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

How has the Fund changed?

•	Portfolio manager update: Effective September 18, 2025, Kristen DeJong was added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by April 30, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065N720_AR_0226 5278188

3

Annual Shareholder Report February 28, 2026

Nuveen New York Municipal Bond Fund
Class A Shares/NNYAX

Annual Shareholder Report
This annual shareholder report contains important information about the Class A Shares of the Nuveen New York Municipal Bond Fund for the period of March 1, 2025 to February 28, 2026. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$76	0.75%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen New York Municipal Bond Fund returned 3.57% for Class A Shares at net asset value (NAV) for the 12 months ended February 28, 2026. The Fund underperformed the S&P Municipal Bond New York Index, which returned 4.57%.

•
Top contributors to relative performance

•
Sector positioning, particularly an overweight to the transportation segment and an underweight to the tax‑supported segment.

•
An overweight to A‑rated bonds.

•
Top detractors from relative performance

•
Overweights to non‑rated bonds and bonds rated below-investment-grade.

•
Duration positioning.

•
An out‑of‑benchmark allocation to Puerto Rico sales‑tax bonds.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (March 1, 2016 through February 28, 2026) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year
Class A Shares at NAV (excluding maximum sales charge)	3.57%	0.75%	1.95%
Class A Shares at maximum sales charge (Offering Price)	(0.78)%	(0.11)%	1.52%
S&P Municipal Bond Index	4.85%	1.62%	2.51%
S&P Municipal Bond New York Index	4.57%	1.55%	2.32%
Lipper New York Municipal Debt Funds Classification Average	3.56%	1.02%	2.07%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of February 28, 2026)

Fund net assets	$1,014,941,677

Total number of portfolio holdings	199

Portfolio turnover (%)	14%

Total management fees paid for the year	$4,609,613

What did the Fund invest in? (as of February 28, 2026)

(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by April 30, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065N670_AR_0226 5278211

3

Annual Shareholder Report February 28, 2026

Nuveen New York Municipal Bond Fund
Class C Shares/NAJPX

Annual Shareholder Report
This annual shareholder report contains important information about the Class C Shares of the Nuveen New York Municipal Bond Fund for the period of March 1, 2025 to February 28, 2026. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class C Shares	$157	1.55%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen New York Municipal Bond Fund returned 2.74% for Class C Shares at net asset value (NAV) for the 12 months ended February 28, 2026. The Fund underperformed the S&P Municipal Bond New York Index, which returned 4.57%.

•
Top contributors to relative performance

•
Sector positioning, particularly an overweight to the transportation segment and an underweight to the tax‑supported segment.

•
An overweight to A‑rated bonds.

•
Top detractors from relative performance

•
Overweights to non‑rated bonds and bonds rated below-investment-grade.

•
Duration positioning.

•
An out‑of‑benchmark allocation to Puerto Rico sales‑tax bonds.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (March 1, 2016 through February 28, 2026) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year
Class C Shares at NAV (excluding maximum sales charge)	2.74%	(0.06)%	1.30%
S&P Municipal Bond Index	4.85%	1.62%	2.51%
S&P Municipal Bond New York Index	4.57%	1.55%	2.32%
Lipper New York Municipal Debt Funds Classification Average	3.56%	1.02%	2.07%
Class C Shares are subject to a contingent deferred sales charge if redeemed within 12 months of purchase, which will be reflected in total returns presented for less than one year.
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of February 28, 2026)

Fund net assets	$1,014,941,677

Total number of portfolio holdings	199

Portfolio turnover (%)	14%

Total management fees paid for the year	$4,609,613

What did the Fund invest in? (as of February 28, 2026)

(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by April 30, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065N498_AR_0226 5278211

3

Annual Shareholder Report February 28, 2026

Nuveen New York Municipal Bond Fund
Class I Shares/NTNYX

Annual Shareholder Report
This annual shareholder report contains important information about the Class I Shares of the Nuveen New York Municipal Bond Fund for the period of March 1, 2025 to February 28, 2026. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$56	0.55%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen New York Municipal Bond Fund returned 3.77% for Class I Shares at net asset value (NAV) for the 12 months ended February 28, 2026. The Fund underperformed the S&P Municipal Bond New York Index, which returned 4.57%.

•
Top contributors to relative performance

•
Sector positioning, particularly an overweight to the transportation segment and an underweight to the tax‑supported segment.

•
An overweight to A‑rated bonds.

•
Top detractors from relative performance

•
Overweights to non‑rated bonds and bonds rated below-investment-grade.

•
Duration positioning.

•
An out‑of‑benchmark allocation to Puerto Rico sales‑tax bonds.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (March 1, 2016 through February 28, 2026) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year
Class I Shares at NAV	3.77%	0.95%	2.16%
S&P Municipal Bond Index	4.85%	1.62%	2.51%
S&P Municipal Bond New York Index	4.57%	1.55%	2.32%
Lipper New York Municipal Debt Funds Classification Average	3.56%	1.02%	2.07%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of February 28, 2026)

Fund net assets	$1,014,941,677

Total number of portfolio holdings	199

Portfolio turnover (%)	14%

Total management fees paid for the year	$4,609,613

What did the Fund invest in? (as of February 28, 2026)

(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by April 30, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065N647_AR_0226 5278211

3

Item 2.	Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. There were no amendments to or waivers from the code during the period covered by this report. Upon request, a copy of the registrant’s code of ethics is available without charge by calling 800-257-8787.

Item 3.	Audit Committee Financial Expert.

As of the end of the period covered by this report, the registrant’s Board of Directors or Trustees (“Board”) had determined that the registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR) serving on its Audit Committee. The members of the registrant’s audit committee that have been designated as audit committee financial experts are Joseph A. Boateng, John K. Nelson and Loren M. Starr, who are “independent” for purposes of Item 3 of Form N-CSR.

Mr. Boateng has served as the Chief Investment Officer for Casey Family Programs since 2007. He was previously Director of U.S. Pension Plans for Johnson & Johnson from 2002-2006. Mr. Boateng is a board member of the Lumina Foundation and Waterside School, an emeritus board member of Year Up Puget Sound, member of the Investment Advisory Committee and former Chair for the Seattle City Employees’ Retirement System, and an Investment Committee Member for The Seattle Foundation. Mr. Boateng previously served on the Board of Trustees for the College Retirement Equities Fund (2018-2023) and on the Management Committee for TIAA Separate Account VA-1 (2019-2023).

Mr. Nelson formerly served on the Board of Directors of Core12, LLC from 2008 to 2023, a private firm which develops branding, marketing, and communications strategies for clients. Mr. Nelson has extensive experience in global banking and markets, having served in several senior executive positions with ABN AMRO Holdings N.V. and its affiliated entities and predecessors, including LaSalle Bank Corporation from 1996 to 2008, ultimately serving as Chief Executive Officer of ABN AMRO N.V. North America. During his tenure at the bank, he also served as Global Head of its Financial Markets Division, which encompassed the bank’s Currency, Commodity, Fixed Income, Emerging Markets, and Derivatives businesses. He was a member of the Foreign Exchange Committee of the Federal Reserve Bank of the United States and during his tenure with ABN AMRO served as the bank’s representative on various committees of The Bank of Canada, European Central Bank, and The Bank of England. Mr. Nelson previously served as a senior, external advisor to the financial services practice of Deloitte Consulting LLP. (2012-2014).

Mr. Starr was Vice Chair, Senior Managing Director from 2020 to 2021, and Chief Financial Officer, Senior Managing Director from 2005 to 2020, for Invesco Ltd. Mr. Starr is also a Director and Chair of the Board for AMG. He is former Chair and member of the Board of Directors, Georgia Leadership Institute for School Improvement (GLISI); former Chair and member of the Board of Trustees, Georgia Council on Economic Education (GCEE). Mr. Starr previously served on the Board of Trustees for the College Retirement Equities Fund and on the Management Committee for TIAA Separate Account VA-1 (2022-2023).

Item 4.	Principal Accountant Fees and Services.

Nuveen Multistate Trust II

The following tables show the amount of fees that PricewaterhouseCoopers LLP (“PwC”), the independent registered public accounting firm, billed to the Registrant during the Registrant’s last two full fiscal years. The Audit Committee approved in advance all audit services and non-audit services that PwC provided to the Registrant, except for those non-audit services that were subject to the pre-approval exception under Rule 2-01 of Regulation S-X (the “pre-approval exception”). The pre-approval exception for services provided directly to the Registrant waives the pre-approval requirement for services other than audit, review or attest services if: (A) the aggregate amount of all such services provided constitutes no more than 5% of the total amount of revenues paid by the Registrant during the fiscal year in which the services are provided; (B) the Registrant did not recognize the services as non-audit services at the time of the engagement; and (C) the services are promptly brought to the Audit Committee’s attention, and the Committee (or its delegate) approves the services before the audit is completed.

The Audit Committee has delegated certain pre-approval responsibilities to its Chair.

SERVICES THAT THE REGISTRANT’S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

BILLED TO THE REGISTRANT

Fiscal Year Ended	Audit Fees Billed to Registrant[1]	Audit-Related Fees Billed to Registrant[2]	Tax Fees Billed to Registrant[3]	All Other Fees Billed to Registrant[4]
February 28, 2026	$174,122	$0	$0	$0

Percentage approved pursuant to pre-approval exception	0%	0%	0%	0%

February 28, 2025	$172,900	$0	$0	$0

Percentage approved pursuant to pre-approval exception	0%	0%	0%	0%

1

“Audit Fees” are the aggregate fees billed for professional services for the audit of the Registrant’s annual financial statements and services provided in connection with statutory and regulatory filings.

2

“Audit-Related Fees” are the aggregate fees billed for assurance and related services reasonably related to the performance of the audit or review of financial statements that are not reported under “Audit Fees”.

3	“Tax Fees” are the aggregate fees billed for professional services for tax compliance, tax advice, and tax planning.
4	“All Other Fees” are the aggregate fees billed for products and services other than “Audit Fees”, “Audit-Related Fees” and “Tax Fees”.

SERVICES THAT THE REGISTRANT’S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM BILLED TO THE ADVISER AND AFFILIATED REGISTRANT SERVICE PROVIDERS

The following tables show the amount of fees billed by PwC to Nuveen Fund Advisors, LLC (the “Adviser”), and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant (“Affiliated Fund Service Provider”), for engagements directly related to the Registrant’s operations and financial reporting, during the Registrant’s last two full fiscal years.

The tables also show the percentage of fees subject to the pre-approval exception. The pre-approval exception for services provided to the Adviser and any Affiliated Fund Service Provider (other than audit, review or attest services) waives the pre-approval requirement if: (A) the aggregate amount of all such services provided constitutes no more than 5% of the total amount of revenues paid by the Registrant, the Adviser and Affiliated Fund Service Providers during the fiscal year in which the services are provided that would have to be pre-approved by the Audit Committee; (B) the Registrant did not recognize the services as non-audit services at the time of the engagement; and (C) the services are promptly brought to the Audit Committee’s attention, and the Committee (or its delegate) approves the services before the Registrant’s audit is completed.

Fiscal Year Ended	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
February 28, 2026	$0	$0	$0

Percentage approved pursuant to pre-approval exception	0%	0%	0%

February 28, 2025	$0	$0	$0

Percentage approved pursuant to pre-approval exception	0%	0%	0%

NON-AUDIT SERVICES

The following table shows the amount of fees that PwC billed during the Registrant’s last two full fiscal years for non-audit services. The Audit Committee is required to pre-approve non-audit services that the Registrant’s independent registered public accounting firm provides to the Adviser and any Affiliated Fund Service Provider, if the engagement related directly to the Registrant’s operations and financial reporting (except for those subject to the pre-approval exception described above). The Audit Committee requested and received information from PwC about any non-audit services rendered during the Registrant’s last fiscal year to the Adviser and any Affiliated Fund Service Provider. The Committee considered this information in evaluating PwC’s independence.

Fiscal Year Ended	Total Non-Audit Fees Billed to Registrant	Total Non-Audit Fees Billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Registrant)	Total Non-Audit Fees Billed to Adviser and Affiliated Fund Service Providers (all other engagements)	Total
February 28, 2026	$0	$0	$11,563,499	$11,563,499

February 28, 2025	$0	$0	$0	$0

“Non-Audit Fees billed to Registrant” for both fiscal year ends represent “Tax Fees” and “All Other Fees” billed to the Registrant in their respective amounts from the previous table.

Less than 50 percent of the hours expended on the independent registered public accounting firm’s engagement to audit the Registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the independent registered public accounting firm’s full-time, permanent employees.

Audit Committee Pre-Approval Policies and Procedures. Generally, the Audit Committee must approve (i) all non-audit services to be performed for the Registrant by the Registrant’s independent registered public accounting firm and (ii) all audit and non-audit services to be performed by the Registrant’s independent registered public accounting firm for the Affiliated Fund Service Providers with respect to the operations and financial reporting of the Registrant.

Item 4(i) and Item 4(j) are not applicable to the Registrant.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to this registrant.

Item 6.	Investments.

(a)	Schedule of Investments is included as part of the financial statements filed under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Report of Independent Registered
Public Accounting Firm

To the Board of Trustees of Nuveen Multistate Trust II and Shareholders of Nuveen California High Yield Municipal
Bond Fund, Nuveen California Municipal Bond Fund, Nuveen Connecticut Municipal Bond Fund, Nuveen
Massachusetts Municipal Bond Fund, Nuveen New Jersey Municipal Bond Fund and Nuveen New York Municipal Bond
Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of
Nuveen California High Yield Municipal Bond Fund, Nuveen California Municipal Bond Fund, Nuveen Connecticut
Municipal Bond Fund, Nuveen Massachusetts Municipal Bond Fund, Nuveen New Jersey Municipal Bond Fund and
Nuveen New York Municipal Bond Fund (constituting Nuveen Multistate Trust II, hereafter collectively referred to as the "Funds") as of February 28, 2026, the related statements of operations and cash flows (for Nuveen California High
Yield Municipal Bond Fund) for the year ended February 28, 2026, the statements of changes in net assets for each of the two years in the period ended February 28, 2026, including the related notes, and the financial highlights for each of the two years in the period ended February 28, 2026 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of
February 28, 2026, the results of each of their operations and cash flows (for Nuveen California High Yield Municipal
Bond Fund) for the year then ended, the changes in each of their net assets and each of the financial highlights for each of the two years in the period ended February 28, 2026 in conformity with accounting principles generally accepted in the United States of America.
The financial statements of the Funds as of and for the year ended February 29, 2024 and the financial highlights for each of the periods ended on or prior to February 29, 2024 (not presented herein, other than the financial highlights)
were audited by other auditors whose report dated April 26, 2024 expressed an unqualified opinion on those financial statements.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2026 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
Chicago, Illinois
April 27, 2026
We have served as the auditor of one or more investment companies in Nuveen Funds since 2002.

Portfolio of Investments February 28, 2026
California High Yield Municipal Bond
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 121.3%
X 1,191,663,099 MUNICIPAL BONDS - 121.3%   X –
CONSUMER STAPLES - 1.7%
$ 27,000,000 California County Tobacco Securitization Agency, Tobacco
Settlement Asset-Backed Bonds, Alameda County Tobacco Asset
Securitization Corporation, Subordinate Series 2006A
0 .000% 06/01/50 $ 6,200,693
1,155,000 California County Tobacco Securitization Agency, Tobacco
Settlement Asset-Backed Bonds, Golden Gate Tobacco Funding
Corporation, Turbo, Series 2007A
5 .000 06/01/47 1,106,782
3,460,000 Guam Economic Development & Commerce Authority, Tobacco
Settlement Asset-Backed Bonds, Series 2007A
5 .625 06/01/47 3,205,292
17,600,000 Inland Empire Tobacco Securitization Authority, California,
Tobacco Settlement Asset-Backed Bonds, Series 2007C-2. Turbo
Capital Appreciation
0 .000 06/01/47 3,013,868
7,500,000 Silicon Valley Tobacco Securitization Authority, California,
Tobacco Settlement Asset-Backed Bonds, Santa Clara County
Tobacco Securitization Corporation, Series 2007A
0 .000 06/01/47 1,871,519
5,000,000 Tobacco Securitization Authority of Southern California, Tobacco
Settlement Asset-Backed Bonds, San Diego County Tobacco
Asset Securitization Corporation, First Subordinate CABs, Series
2006B
0 .000 06/01/46 1,271,063
TOTAL CONSUMER STAPLES 16,669,217
EDUCATION AND CIVIC ORGANIZATIONS - 27.4%
8,985,000 California Educational Facilities Authority, Revenue Bonds,
Master's University, Series 2025
5 .000 08/01/50 8,682,678
11,435,000 California Educational Facilities Authority, Revenue Bonds,
Master's University, Series 2025
5 .125 08/01/55 11,091,207
4,140,000 (a) California Enterprise Development Authority, Charter School
Revenue Bonds, Norton Science and Language Academy Project,
Series 2020
6 .250 07/01/58 4,226,569
1,505,000 (a) California Enterprise Development Authority, Charter School
Revenue Bonds, Rocklin Academy Project, Series 2024
5 .000 06/01/44 1,534,032
4,250,000 (b) California Infrastructure and Economic Development Bank,
Revenue Bonds, Los Angeles County Museum of Natural History
Foundation, Series 2020, (UB)
4 .000 07/01/50 4,070,575
900,000 California Municipal Finance Authority Charter School Revenue
Bonds, John Adams Academies, Inc. Project, Series 2015A
5 .000 10/01/35 900,618
1,335,000 California Municipal Finance Authority Charter School Revenue
Bonds, John Adams Academies, Inc. Project, Series 2015A
5 .250 10/01/45 1,334,940
3,925,000 (a) California Municipal Finance Authority Charter School Revenue
Bonds, John Adams Academies, Inc. Project, Series 2017A
5 .000 10/01/47 3,756,185
700,000 (a) California Municipal Finance Authority Charter School Revenue
Bonds, River Charter Schools Project, Series 2018A
5 .500 06/01/38 701,217
2,000,000 (a) California Municipal Finance Authority Charter School Revenue
Bonds, River Charter Schools Project, Series 2018A
5 .500 06/01/48 1,957,782
250,000 (a) California Municipal Finance Authority Charter School Revenue
Bonds, River Charter Schools Project, Series 2018A
5 .500 06/01/53 240,261
1,150,000 (a) California Municipal Finance Authority, Charter School Lease
Revenue Bonds, Bella Mente Montessori Academy Project, Series
2018A
5 .000 06/01/48 1,120,184
400,000 (a) California Municipal Finance Authority, Charter School Lease
Revenue Bonds, Santa Rosa Academy Project, Series 2015
5 .125 07/01/35 400,202
425,000 (a) California Municipal Finance Authority, Charter School Lease
Revenue Bonds, Santa Rosa Academy Project, Series 2015
5 .375 07/01/45 420,341
400,000 (a) California Municipal Finance Authority, Charter School Revenue
Bonds, John Adams Academies, Inc. - Lincoln Project, Series
2019A
4 .000 10/01/29 401,962
90,000 (a) California Municipal Finance Authority, Charter School Revenue
Bonds, John Adams Academies, Inc. - Lincoln Project, Taxable
Series 2019B
5 .000 10/01/39 90,513
1,515,000 (a) California Municipal Finance Authority, Charter School Revenue
Bonds, John Adams Academies, Inc. - Lincoln Project, Taxable
Series 2019B
5 .000 10/01/49 1,404,834

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
EDUCATION AND CIVIC ORGANIZATIONS (continued)
$ 1,000,000 (a) California Municipal Finance Authority, Charter School Revenue
Bonds, John Adams Academies, Inc. - Lincoln Project, Taxable
Series 2019B
5 .000% 10/01/57 $ 900,584
1,285,000 California Municipal Finance Authority, Charter School Revenue
Bonds, John Adams Academies, Inc. Project, Series 2014A
5 .000 10/01/34 1,285,990
465,000 California Municipal Finance Authority, Charter School Revenue
Bonds, John Adams Academies, Inc. Project, Series 2014A
5 .000 10/01/44 460,920
4,340,000 (a) California Municipal Finance Authority, Charter School Revenue
Bonds, Palmdale Aerospace Academy Project, Series 2016A
5 .000 07/01/36 4,348,000
3,695,000 (a) California Municipal Finance Authority, Charter School Revenue
Bonds, Palmdale Aerospace Academy Project, Series 2016A
5 .000 07/01/41 3,697,188
1,000,000 (a) California Municipal Finance Authority, Charter School Revenue
Bonds, Palmdale Aerospace Academy Project, Series 2018A
5 .000 07/01/38 1,012,618
1,800,000 (a) California Municipal Finance Authority, Charter School Revenue
Bonds, Palmdale Aerospace Academy Project, Series 2018A
5 .000 07/01/49 1,715,323
1,715,000 California Municipal Finance Authority, Education Revenue
Bonds,  American Heritage Foundation Project, Series 2016A
5 .000 06/01/46 1,715,449
1,145,000 California Municipal Finance Authority, Education Revenue
Bonds, Literacy First Charter Schools Project, Series 2019A
5 .000 12/01/39 1,192,569
2,260,000 (a) California Municipal Finance Authority, Education Revenue
Bonds, STREAM Charter Schools Project, Series 2020A
5 .000 06/15/51 2,080,721
1,000,000 (a) California Municipal Finance Authority, Educational Facilities
Revenue Bonds, Westside Neighborhood School Project, Series
2024
6 .375 06/15/64 1,057,428
710,000 (a) California Municipal Finance Authority, Revenue Bonds,
American Musical and Dramatic Academy Inc. AMDA Inc Project,
Taxable Series 2023B
9 .500 07/01/30 729,097
12,450,000 California Municipal Finance Authority, Revenue Bonds,
American Musical and Dramatic Academy Inc., Series 2023A
7 .250 07/01/53 12,791,980
775,000 (a) California Municipal Finance Authority, Revenue Bonds,
California Baptist University, Refunding Series 2025A
5 .375 11/01/45 804,833
500,000 (a) California Municipal Finance Authority, Revenue Bonds,
California Baptist University, Refunding Series 2025A
5 .625 11/01/54 513,443
1,500,000 (a) California Municipal Finance Authority, Revenue Bonds,
California Baptist University, Series 2016A
5 .000 11/01/36 1,506,204
1,555,000 (a) California Municipal Finance Authority, Revenue Bonds,
California Baptist University, Series 2016A
5 .000 11/01/46 1,547,854
1,000,000 (a) California Municipal Finance Authority, Revenue Bonds,
Claremont Graduate University, Refunding Series 2020B
5 .000 10/01/49 947,392
1,000,000 (a) California Municipal Finance Authority, Revenue Bonds,
Claremont Graduate University, Refunding Series 2020B
5 .000 10/01/54 927,948
270,000 (a) California Municipal Finance Authority, Revenue Bonds, Goodwill
Industries of Sacramento Valley & Northern Nevada Project,
Series 2012A
6 .625 01/01/32 269,517
3,700,000 California Municipal Finance Authority, Revenue Bonds, Goodwill
Industries of Sacramento Valley & Northern Nevada Project,
Series 2014A
5 .250 01/01/45 3,058,103
7,000,000 (a) California Municipal Finance Authority, Revenue Bonds, Simpson
University, Series 2020A
6 .000 10/01/50 7,017,270
1,000,000 California Municipal Finance Authority, Revenue Bonds, The
Master's University & Seminary, Series 2019
5 .000 08/01/34 1,038,302
1,100,000 (a) California Municipal Finance Authority, Revenue Bonds, Turning
Point School, Series 2024
5 .250 06/01/44 1,093,448
1,300,000 (a) California Municipal Finance Authority, Revenue Bonds, Turning
Point School, Series 2024
5 .500 06/01/54 1,241,089
350,000 (a) California Municipal Finance Authority, School Facility Revenue
Bonds, Saint Mary's School-Aliso Viejo, Series 2024A
5 .500 05/01/44 359,013
435,000 (a) California Municipal Finance Authority, School Facility Revenue
Bonds, Saint Mary's School-Aliso Viejo, Series 2024A
5 .750 05/01/54 439,848
2,000,000 (a) California Public Finance Authority, Charter School Lease
Revenue Bonds, California Crosspoint Academy Project, Series
2020A
5 .125 07/01/55 1,749,143

Portfolio of Investments February 28, 2026
(continued)
California High Yield Municipal Bond

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
EDUCATION AND CIVIC ORGANIZATIONS (continued)
$ 700,000 California Public Finance Authority, Charter School Lease
Revenue Bonds, Multicultural Learning Center Project, Series
2017A
6 .250% 06/15/47 $ 704,056
4,500,000 (a) California Public Finance Authority, Educational Facility Revenue
Bonds, Crossroads Christian Schools, Series 2020
5 .000 01/01/56 4,004,161
1,075,000 (a) California School Finance Authority Charter School Facility
Revenue Bonds, Grimmway Schools-Obligated Group, Series
2016A
5 .000 07/01/46 1,074,943
755,000 (a) California School Finance Authority Charter School Revenue
Bonds, Bright Star Schools - Obligated Group, Series 2017
5 .000 06/01/37 758,868
2,000,000 (a) California School Finance Authority Charter School Revenue
Bonds, Bright Star Schools - Obligated Group, Series 2017
5 .000 06/01/47 1,898,420
2,090,000 (a) California School Finance Authority Charter School Revenue
Bonds, Bright Star Schools - Obligated Group, Series 2017
5 .000 06/01/54 1,910,640
1,000,000 (a) California School Finance Authority Charter School Revenue
Bonds, Ednovate Obligated Group, Series 2018
5 .000 06/01/48 924,444
960,000 (a) California School Finance Authority Charter School Revenue
Bonds, Fenton Schools - Obligated Group, Series 2020A
5 .000 07/01/40 963,579
3,175,000 (a) California School Finance Authority Charter School Revenue
Bonds, John Adams Academy Obligated Group, Series 2022A
5 .000 07/01/52 2,991,623
8,125,000 (a) California School Finance Authority Charter School Revenue
Bonds, John Adams Academy Obligated Group, Series 2022A
5 .125 07/01/62 7,562,835
305,000 (a) California School Finance Authority School Facility Revenue
Bonds, Green Dot Public Schools California Projects, Series
2018A
5 .000 08/01/48 305,630
9,925,000 (a) California School Finance Authority, California, Charter School
Revenue Bonds, Alta Public Schools - Obligated Group, Series
2020A
6 .000 06/01/59 9,564,062
1,710,000 (a) California School Finance Authority, California, Charter School
Revenue Bonds, Alta Public Schools - Obligated Group, Series
2024
5 .625 06/01/44 1,693,375
1,225,000 (a) California School Finance Authority, California, Charter School
Revenue Bonds, Alta Public Schools - Obligated Group, Series
2024
5 .875 06/01/54 1,170,785
3,375,000 (a) California School Finance Authority, California, Charter School
Revenue Bonds, Alta Public Schools - Obligated Group, Series
2024
6 .000 06/01/64 3,223,970
585,000 (a) California School Finance Authority, California, Charter School
Revenue Bonds, Aspire Public Schools, Refunding Series 2015A
5 .000 08/01/35 585,288
1,040,000 (a) California School Finance Authority, California, Charter School
Revenue Bonds, Aspire Public Schools, Refunding Series 2015A
5 .000 08/01/40 1,040,361
1,600,000 (a) California School Finance Authority, California, Charter School
Revenue Bonds, Aspire Public Schools, Refunding Series 2016
5 .000 08/01/41 1,600,485
460,000 (a) California School Finance Authority, California, Charter School
Revenue Bonds, Aspire Public Schools, Refunding Series 2016
5 .000 08/01/46 456,373
1,000,000 (a) California School Finance Authority, California, Charter School
Revenue Bonds, Girls Athletic Leadership School Los Angeles
Project, Series 2021A
4 .000 06/01/41 867,550
500,000 (a) California School Finance Authority, California, Charter School
Revenue Bonds, Girls Athletic Leadership School Los Angeles
Project, Series 2021A
4 .000 06/01/61 348,507
5,000,000 (a) California School Finance Authority, California, Charter School
Revenue Bonds, Hayward Twin Oaks Montessori Charter School
Project, Series 2024A
6 .000 06/15/54 4,721,554
5,000,000 (a) California School Finance Authority, California, Charter School
Revenue Bonds, Hayward Twin Oaks Montessori Charter School
Project, Series 2024A
6 .125 06/15/64 4,682,306
2,300,000 (a) California School Finance Authority, California, Charter School
Revenue Bonds, Lighthouse Community Public Schools
Obligated Group, Series 2022A
6 .500 06/01/62 2,376,919
1,300,000 California School Finance Authority, California, Charter School
Revenue Bonds, TEACH Public Schools Obligated Group, Series
2016A
5 .875 06/01/52 1,301,373

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
EDUCATION AND CIVIC ORGANIZATIONS (continued)
$ 1,600,000 (a) California School Finance Authority, California, Charter School
Revenue Bonds, TEACH Public Schools Obligated Group, Series
2019A
5 .000% 06/01/58 $ 1,509,469
2,075,000 (a) California School Finance Authority, Charter School Lease
Revenue Bonds, Pathways to College Project, Series 2023A
7 .250 06/15/43 2,157,671
6,740,000 (a) California School Finance Authority, Charter School Lease
Revenue Bonds, Pathways to College Project, Series 2023A
7 .375 06/15/53 6,856,123
2,510,000 (a) California School Finance Authority, Charter School Revenue
Bonds, Arts in Action Charter Schools - Obligated Group, Series
2020A
5 .000 06/01/40 2,415,174
5,550,000 (a) California School Finance Authority, Charter School Revenue
Bonds, Arts in Action Charter Schools - Obligated Group, Series
2020A
5 .000 06/01/50 4,791,416
1,600,000 (a) California School Finance Authority, Charter School Revenue
Bonds, Arts in Action Charter Schools - Obligated Group, Series
2020A
5 .000 06/01/59 1,324,947
1,000,000 (a) California School Finance Authority, Charter School Revenue
Bonds, Aspire Public School - Obligated Group,Issue No.6, Series
2020A
5 .000 08/01/42 1,008,770
5,315,000 (a) California School Finance Authority, Charter School Revenue
Bonds, Aspire Public School - Obligated Group,Issue No.6, Series
2020A
5 .000 08/01/61 5,044,442
5,045,000 (a) California School Finance Authority, Charter School Revenue
Bonds, City Charter School Obligated Group, Series 2016A
5 .000 06/01/42 5,045,821
805,000 (a) California School Finance Authority, Charter School Revenue
Bonds, Classical Academies Project, Series 2017A
5 .000 10/01/44 809,344
235,000 (a) California School Finance Authority, Charter School Revenue
Bonds, Community High School Foundation Inc, Series 2017
5 .000 06/01/37 236,629
235,000 (a) California School Finance Authority, Charter School Revenue
Bonds, Community High School Foundation Inc, Series 2017
5 .000 06/01/47 223,635
1,500,000 (a),(c) California School Finance Authority, Charter School Revenue
Bonds, Downtown College Prep - Obligated Group, Series 2016
4 .750 06/01/36 900,000
1,180,000 (a),(c) California School Finance Authority, Charter School Revenue
Bonds, Downtown College Prep - Obligated Group, Series 2016
5 .000 06/01/46 708,000
1,890,000 (a) California School Finance Authority, Charter School Revenue
Bonds, Envision Education, Series 2024A
5 .000 06/01/64 1,698,077
1,150,000 (a) California School Finance Authority, Charter School Revenue
Bonds, Ivy Academia, Series 2021A
4 .000 06/01/41 961,384
1,500,000 (a) California School Finance Authority, Charter School Revenue
Bonds, Ivy Academia, Series 2021A
4 .000 06/01/51 1,069,928
1,000,000 (a) California School Finance Authority, Charter School Revenue
Bonds, Ivy Academia, Series 2021A
4 .000 06/01/61 665,578
675,000 (a) California School Finance Authority, Charter School Revenue
Bonds, Kepler Neighborhood School, Series 2017A
5 .750 05/01/37 682,377
1,135,000 (a) California School Finance Authority, Charter School Revenue
Bonds, Larchmont Charter School Project , Series 2018A
5 .000 06/01/55 1,044,891
560,000 (a) California School Finance Authority, Charter School Revenue
Bonds, Orange County Educational Arts Academy Project, Series
2023A
5 .625 06/01/43 571,608
700,000 (a) California School Finance Authority, Charter School Revenue
Bonds, Orange County Educational Arts Academy Project, Series
2023A
5 .875 06/01/53 705,407
425,000 (a) California School Finance Authority, Charter School Revenue
Bonds, Partnerships to Uplift Communities Project, Refunding
Social Series 2023
5 .500 08/01/47 432,846
1,350,000 (a) California School Finance Authority, Charter School Revenue
Bonds, Rex and Margaret Fortune School of Education Series
2024A
5 .000 06/01/54 1,228,821
1,545,000 (a) California School Finance Authority, Charter School Revenue
Bonds, Rex and Margaret Fortune School of Education Series
2024A
5 .125 06/01/59 1,415,093
2,350,000 (a) California School Finance Authority, Charter School Revenue
Bonds, Rex and Margaret Fortune School of Education Series
2024A
5 .125 06/01/64 2,126,738

Portfolio of Investments February 28, 2026
(continued)
California High Yield Municipal Bond

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
EDUCATION AND CIVIC ORGANIZATIONS (continued)
$ 2,500,000 (a) California School Finance Authority, Charter School Revenue
Bonds, Rocketship Education Obligated Group, Series 2016A
5 .000% 06/01/46 $ 2,417,511
950,000 (a) California School Finance Authority, Charter School Revenue
Bonds, Rocketship Education Obligated Group, Series 2017A
5 .125 06/01/47 921,313
1,000,000 (a) California School Finance Authority, Charter School Revenue
Bonds, Rocketship Education Obligated Group, Series 2017A
5 .250 06/01/52 955,701
990,000 (a) California School Finance Authority, Charter School Revenue
Bonds, Rocketship Public Schools Obligated Group, Series
2017G
5 .000 06/01/37 996,265
925,000 (a) California School Finance Authority, Charter School Revenue
Bonds, Rocketship Public Schools Obligated Group, Series
2017G
5 .000 06/01/53 856,926
3,000,000 (a) California School Finance Authority, Charter School Revenue
Bonds, Russell Westbrook Academy Obligated Group, Series
2021A
4 .000 06/01/61 2,157,938
605,000 (a) California School Finance Authority, Charter School Revenue
Bonds, Russell Westbrook Why Not Academy Obligated Group,
Series 2021A
4 .000 06/01/31 598,449
3,000,000 (a) California School Finance Authority, Charter School Revenue
Bonds, Russell Westbrook Why Not Academy Obligated Group,
Series 2021A
4 .000 06/01/51 2,295,824
3,000,000 (a) California School Finance Authority, Charter School Revenue
Bonds, Scholarship Prep Public School's Obligated Group, Series
2020A
5 .000 06/01/60 2,592,631
380,000 (a) California School Finance Authority, Charter School Revenue
Bonds, Scholarship Prep Public Schools Obligated Group, Series
2020B
5 .000 06/01/27 376,876
1,435,000 (a) California School Finance Authority, Charter School Revenue
Bonds, Scholarship Prep Public School's Obligated Group, Series
2023A
6 .000 06/01/63 1,430,488
490,000 (a) California School Finance Authority, Charter School Revenue
Bonds, Social Bonds iLead Lancaster Project, Series 2021A
5 .000 06/01/41 486,632
1,450,000 (a) California School Finance Authority, Charter School Revenue
Bonds, Social Bonds iLead Lancaster Project, Series 2021A
5 .000 06/01/51 1,297,474
3,250,000 (a) California School Finance Authority, Charter School Revenue
Bonds, Urban Discovery Academy Project, Series 2024A
7 .000 06/01/54 3,021,137
335,000 (a) California School Finance Authority, Charter School Revenue
Bonds, Urban Discovery Academy Project, Series 2024B
9 .000 06/01/34 347,816
1,000,000 (a) California School Finance Authority, Charter School Revenue
Bonds, Valley International Preparatory High School Project,
Series 2022A
5 .125 03/01/52 747,366
1,000,000 (a) California School Finance Authority, Charter School Revenue
Bonds, Valley International Preparatory High School Project,
Series 2022A
5 .250 03/01/62 729,690
2,000,000 (a) California School Finance Authority, Charter School Revenue
Bonds, Vibrant Minds Charter School Project, Series 2025
7 .000 04/15/55 2,038,894
750,000 (a) California School Finance Authority, Educational Facilities
Revenue Bonds, New Designs Charter School Adams Campus
Project, Series 2019A
5 .000 06/01/40 755,786
650,000 (a) California School Finance Authority, Educational Facilities
Revenue Bonds, New Designs Charter School Adams Campus
Project, Series 2024A
5 .000 06/01/54 622,619
1,700,000 (a) California School Finance Authority, Educational Facilities
Revenue Bonds, New Designs Charter School Adams Campus
Project, Series 2024A
5 .000 06/01/64 1,592,810
1,725,000 (a) California School Finance Authority, Educational Facility Revenue
Bonds, River Springs Charter School Project, Series 2017A
5 .000 07/01/47 1,698,183
1,340,000 (a) California School Finance Authority, Educational Facility Revenue
Bonds, River Springs Charter School Project, Series 2017A
5 .000 07/01/52 1,280,696
1,215,000 (a) California School Finance Authority, Educational Facility Revenue
Bonds, River Springs Charter School Project, Series 2023A
5 .750 07/01/42 1,283,529
520,000 California School finance Authority, School Facility Revenue
Bonds,  ICEF - View Park Elementary and Middle Schools, Series
2014A
5 .625 10/01/34 520,298

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
EDUCATION AND CIVIC ORGANIZATIONS (continued)
$ 1,000,000 California School finance Authority, School Facility Revenue
Bonds,  ICEF - View Park Elementary and Middle Schools, Series
2014A
5 .875% 10/01/44 $ 1,000,158
520,000 California School finance Authority, School Facility Revenue
Bonds,  ICEF - View Park Elementary and Middle Schools, Series
2014A
6 .000 10/01/49 519,994
3,050,000 (a) California School Finance Authority, School Facility Revenue
Bonds, Alliance for College-Ready Public Schools Project, Series
2015A
4 .125 07/01/35 3,050,626
1,000,000 (a) California School Finance Authority, School Facility Revenue
Bonds, Alliance for College-Ready Public Schools Project, Series
2015A
5 .000 07/01/45 1,000,166
2,000,000 (a) California School Finance Authority, School Facility Revenue
Bonds, Alliance for College-Ready Public Schools Project, Series
2016C
5 .000 07/01/46 2,001,026
9,200,000 (a) California School Finance Authority, School Facility Revenue
Bonds, Granada Hills Charter High School Obligated Group,
Series 2019
5 .000 07/01/54 8,868,919
1,200,000 California School Finance Authority, School Facility Revenue
Bonds, Green Dot Public Schools California Projects, Series
2022A
5 .375 08/01/42 1,277,119
1,150,000 California School Finance Authority, School Facility Revenue
Bonds, Green Dot Public Schools California Projects, Series
2022A
5 .750 08/01/52 1,199,374
725,000 (a) California School Finance Authority, School Facility Revenue
Bonds, Value Schools, Refunding Series 2023A
5 .250 07/01/48 736,175
1,355,000 (a) California School Finance Authority, School Facility Revenue
Bonds, Value Schools, Series 2016A
6 .000 07/01/51 1,359,092
9,000,000 (b) California State University, Systemwide Revenue Bonds, Series
2024A, (UB)
4 .000 11/01/49 8,865,652
4,325,000 (a) California Statewide Communities Development Authority
Revenue Bonds, California Baptist University, Refunding Series
2017A
5 .000 11/01/41 4,354,914
580,000 University of Puerto Rico, University System Revenue Bonds,
Refunding Series 2006P
5 .000 06/01/30 579,830
125,000 University of Puerto Rico, University System Revenue Bonds,
Series 2006Q
5 .000 06/01/30 124,963
1,580,000 University of Puerto Rico, University System Revenue Bonds,
Series 2006Q
5 .000 06/01/36 1,555,536
TOTAL EDUCATION AND CIVIC ORGANIZATIONS 268,718,066
FINANCIAL - 1.3%
12,030,000 (b) City Of Pasadena, California, General Obligation Bonds, Series
2025, (UB)
5 .000 09/01/54 12,879,671
TOTAL FINANCIAL 12,879,671
HEALTH CARE - 6.6%
3,915,000 Antelope Valley Healthcare District, California, Revenue Bonds,
Series 2016A
5 .000 03/01/46 3,642,674
2,485,000 (b) California Health Facilities Financing Authority, Revenue Bonds,
City of Hope National Medical Center, Series 2019
5 .000 11/15/49 2,493,928
7,800,000 (b) California Health Facilities Financing Authority, Revenue Bonds,
Lucile Salter Packard Children's Hospitial at Stanford, Series
2017A, (UB)
5 .000 11/15/56 7,874,124
1,455,000 California Municipal Finance Authority, Revenue Bonds, Clinicas
del Camino Real, Inc., Series 2020
4 .000 03/01/28 1,465,080
2,000,000 (a) California Municipal Finance Authority, Revenue Bonds,
Community Health Centers of the Central Coast, Inc., Series
2021A
5 .000 12/01/46 2,028,373
5,480,000 California Municipal Finance Authority, Revenue Bonds, NorthBay
Healthcare Group, Series 2017A
5 .250 11/01/41 5,503,609
5,700,000 California Municipal Finance Authority, Revenue Bonds, NorthBay
Healthcare Group, Series 2017A
5 .000 11/01/47 5,526,650
1,000,000 California Municipal Finance Authority, Revenue Bonds, NorthBay
Healthcare Group, Series 2017A
5 .250 11/01/47 1,000,339

Portfolio of Investments February 28, 2026
(continued)
California High Yield Municipal Bond

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HEALTH CARE (continued)
$ 1,565,000 (b) California Municipal Financing Authority, Certificates of
Participation, Palomar Health, Series 2022A
5 .250% 11/01/52 $ 1,596,659
16,700,000 California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2014A
5 .500 12/01/54 16,723,263
2,055,000 (a) California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2016A
5 .000 12/01/41 2,060,370
2,280,000 (a) California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2016A
5 .250 12/01/56 2,281,246
315,000 (a) California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2018A
5 .250 12/01/48 318,254
6,100,000 (c) Oroville, California, Revenue Bonds, Oroville Hospital Series
2019
5 .250 04/01/54 4,209,000
1,500,000 Palomar Pomerado Health Care District, California, Certificates of
Participation, Series 2017
4 .000 11/01/47 1,129,031
2,245,000 Palomar Pomerado Health System, California, Revenue Bonds,
Refunding Series 2016
5 .000 11/01/36 2,246,659
4,790,000 Palomar Pomerado Health System, California, Revenue Bonds,
Refunding Series 2016
5 .000 11/01/39 4,747,201
200,000 Washington Township Health Care District, California, Revenue
Bonds, Series 2017A
5 .000 07/01/42 201,085
TOTAL HEALTH CARE 65,047,545
HOUSING/MULTIFAMILY - 17.4%
8,750,000 (a) California Community Housing Agency, California, Essential
Housing Revenue Bonds, Glendale Properties, Junior Series
2021A-2
4 .000 08/01/47 7,066,497
22,495,000 (a) California Community Housing Agency, California, Essential
Housing Revenue Bonds, Serenity at Larkspur Apartments, Series
2020A
5 .000 02/01/50 17,208,675
4,960,000 (a) California Community Housing Agency, California, Essential
Housing Revenue Bonds, Summit at Sausalito Apartments, Series
2021A-2
4 .000 02/01/50 3,748,584
5,880,000 (a) California Community Housing Agency, California, Essential
Housing Revenue Bonds, The Arbors, Series 2020A
5 .000 08/01/50 5,639,372
18,480,000 (a) California Community Housing Agency, Workforce Housing
Revenue Bonds, Annadel Apartments, Series 2019A
5 .000 04/01/49 14,999,885
1,000,000 California Housing Finance Agency, California, Multifamily
Housing Revenue Bonds, Power Station Block 7B, Limited
Obligation Senior Series 2024L
5 .200 12/01/27 1,019,086
1,585,000 (a) California Housing Finance Agency, Multifamily Housing
Revenue Bonds, Redwood Gardens Apartments, Subordinate
Lien Series 2021N-S
4 .000 03/01/37 1,440,007
53,232 California Housing Finance Agency, Municipal Certificate
Revenue Bonds, Class A Series2019-1
4 .250 01/15/35 56,146
6,306,264 California Housing Finance Agency, Municipal Certificate
Revenue Bonds, Class A Social Certificates Series 2023-1
4 .375 09/20/36 6,708,427
7,270,865 (d) California Municipal Finance Agency, Municipal Certificates,
Series 2025-2 Class A-1
4 .217 11/20/40 7,390,284
2,375,000 California Municipal Finance Authority, Mobile Home Park
Revenue Bonds, Royal York Estates Projects Series 2020A
4 .000 02/15/55 1,939,288
2,980,000 (a) California Municipal Finance Authority, Revenue Bonds, Catalyst
Impact Fund 1 LLC Series 2024-II
7 .000 01/01/39 3,182,212
1,335,000 (a) California Public Finance Authority, University Housing Revenue
Bonds, National Campus Community Development - Claremont
Properties LLC Claremont Colleges Project, Refunding Series
2023A
5 .500 07/01/50 1,406,158
1,715,000 (a) California Public Finance Authority, University Housing Revenue
Bonds, National Campus Community Development - Claremont
Properties LLC Claremont Colleges Project, Refunding Series
2023A
6 .000 07/01/53 1,876,895

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HOUSING/MULTIFAMILY (continued)
$ 450,000 (a) California Statewide Communities Development Authority,
College Housing Revenue Bonds, National Campus Community
Development - Hooper Street LLC Project, Series 2019
5 .250% 07/01/52 $ 450,325
4,600,000 (a) California Statewide Communities Development Authority,
Revenue Bonds, Lancer Educational Student Housing Project,
Refunding Series 2016A
5 .000 06/01/36 4,610,397
2,090,000 (a) California Statewide Communities Development Authority,
Revenue Bonds, Lancer Educational Student Housing Project,
Refunding Series 2016A
5 .000 06/01/46 2,072,420
6,885,000 (a) CMFA Special Finance Agency I, California, Essential Housing
Revenue Bonds, The Mix at Center City, Series 2021A-2
4 .000 04/01/56 5,407,474
1,000,000 (a) CMFA Special Finance Agency I, California, Essential Housing
Revenue Bonds, The Mix at Center City, Subordinate Series
2021B
8 .000 04/01/56 803,414
1,000,000 (a) CMFA Special Financing Agency VIII, California, Essential
Housing Revenue Bonds, Elan Huntington Beach, Senior Lien
Series 2021A-1
3 .000 08/01/56 698,657
2,905,000 (a) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, 1818 Platinum Triangle-Anaheim,
Mezzanine Lien Series 2021B
4 .000 04/01/57 2,199,614
18,730,000 (a) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Altana Glendale, Series 2021A-1
3 .500 10/01/46 16,421,792
5,000,000 (a) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Altana Glendale, Series 2021A-2
4 .000 10/01/56 4,165,729
3,375,000 (a) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Center City Anaheim, Series 2020A
5 .000 01/01/54 3,011,359
2,000,000 (a) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Escondido Portfolio, Social Senior Lien
Series 2021A-2
4 .000 06/01/58 1,576,779
5,915,000 (a) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Link-Glendale, Series 2021A-2
4 .000 07/01/56 4,619,490
22,760,000 (a) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Moda at Monrovia Station, Social Series
2021A-2
4 .000 10/01/56 17,815,604
9,360,000 (a) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Monterrey Station Apartments, Senior
Lien Series 2021A-1
3 .125 07/01/56 6,240,715
2,000,000 (a) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Monterrey Station Apartments, Series
2021B
4 .000 07/01/58 1,224,895
4,000,000 (a) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Oceanaire-Long Beach, Social Series
2021A-2
4 .000 09/01/56 2,930,318
2,110,000 (a) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Pasadena Portfolio Social Bond,
Mezzanine Senior Series 2021B
4 .000 12/01/56 1,609,641
2,500,000 (a) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Union South Bay, Series 2021A-2
4 .000 07/01/56 2,101,216
2,625,000 (a) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Vineyard Gardens Apartments, Senior
Lien Series 2021A
3 .250 10/01/58 1,896,485
5,050,000 (a) CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, Westgate Phase 1-Pasadena
Apartments, Senior Lien Series 2021A-2
3 .125 06/01/57 3,115,667
2,000,000 CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Wood Creek Apartments, Mezzanine
Lien Series 2021A-2
4 .000 12/01/58 1,561,622
2,145,000 CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Wood Creek Apartments, Mezzanine
Lien Series 2021B
4 .000 12/01/59 1,254,356
6,155,000 (a) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Wood Creek Apartments, Senior Lien
Series 2021A-1
3 .000 12/01/49 4,451,663

Portfolio of Investments February 28, 2026
(continued)
California High Yield Municipal Bond

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HOUSING/MULTIFAMILY (continued)
$ 1,000,000 Independent Cities Finance Authority, California, Mobile Home
Park Revenue Bonds, Palomar Estates West, Refunding Series
2015
5 .000% 09/15/36 $ 1,001,007
315,000 La Verne, California, Mobile Home Park Revenue Bonds,
Copacabana Mobile Home Park, Refunding Series 2014
5 .000 06/15/49 315,089
2,110,000 Palmdale Housing Authority, California, Multifamily Housing
Revenue Bonds, Impression, La Quinta, Park Vista &
Summerwood Apartments, Series 2015
5 .250 06/01/45 2,063,624
12,220,000 (a) Santa Barbara Housing Authority,California, Capital Appreciation
Housing Revenue Bonds, Subordinate Multifamily Bonds,
Jacaranda Court Series 2025A-S
0 .000 05/01/44 3,043,237
380,000 Santa Clara County Housing Authority, California, Multifamily
Housing Revenue Bonds, Blossom River Project, Series 1998A,
(AMT)
6 .500 09/01/39 380,135
TOTAL HOUSING/MULTIFAMILY 170,724,240
TAX OBLIGATION/GENERAL - 8.9%
1,115,000 Denair Unified School District, Stanislaus County, California,
General Obligation Bonds, Series 2002A - FGIC Insured
0 .000 08/01/26 1,103,313
1,205,000 Jamul Dulzura Union School District, San Diego County,
California, General Obligation Bonds, Election 1995 Series
2004A - NPFG Insured
0 .000 11/01/28 1,126,052
5,000,000 (b) Oakland Unified School District, Alameda County, California,
General Obligation Bonds, Election 2020, Series 2023A - AGM
Insured, (UB)
5 .250 08/01/48 5,375,984
5,000,000 (b) Oxnard School District, Ventura County, California, General
Obligation Bonds, Election of 2022 Series 2023A - BAM Insured,
(UB)
4 .125 08/01/50 4,915,798
1,350,000 Paso Robles Joint Unified School District, San Luis Obispo
and Monteray Counties, California, General Obligation Bonds,
Election 2006 Series 2010A
0 .000 09/01/34 1,070,281
9,470,000 (b) Pittsburg Unified School District, Contra Costa County, California,
General Obligation Bonds, Refunding Series 2016, (UB)
4 .000 08/01/44 9,477,832
2,000,000 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
0 .000 07/01/33 1,480,884
11,187,234 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
4 .000 07/01/41 10,858,032
5,750,000 (b) San Diego Public Facilities Financing Authority, California, Lease
Revenue Bonds, Capital Improvement Projects, Series 2021A,
(UB)
4 .000 10/15/50 5,569,529
11,500,000 (b) San Francisco Bay Area Rapid Transit District, California, General
Obligation Bonds Election of 2016 Green Series 2022D-1, (UB)
4 .250 08/01/52 11,499,996
5,000,000 (b) San Luis Coastal Unified School District, San Luis Obispo County,
California, General Obligation Bonds, Election of 2022 Series
2023A, (UB)
4 .000 08/01/53 4,852,529
17,585,000 (b) Santa Ana Unified School District, Orange County, California,
General Obligation Bonds, 2018 Election Series 2022C, (UB)
4 .250 08/01/50 17,516,494
12,460,000 (b) Washington Township Health Care District, Alameda County,
California, General Obligation Bonds, 2012 Election Series
2015B, (UB)
4 .000 08/01/45 12,459,442
TOTAL TAX OBLIGATION/GENERAL 87,306,166
TAX OBLIGATION/LIMITED - 31.9%
1,000,000 Adelanto Community Facilities District Number 2006-2, San
Bernadino County, California, Special Tax Bonds, Series 2015A
5 .000 09/01/45 1,000,387
850,000 Alameda Community Facilities District No. 22-1, California,
Alameda Marina, Special Tax Bonds, Green Series 2023
5 .000 09/01/48 868,131
1,250,000 Alameda Community Facilities District No. 22-1, California,
Alameda Marina, Special Tax Bonds, Green Series 2023
5 .000 09/01/53 1,268,576
330,000 Anaheim Public Financing Authority, California, Lease Revenue
Bonds, Public Improvement Project, Series 1997C - AGM Insured
0 .000 09/01/28 311,593
240,000 Anaheim Public Financing Authority, California, Lease Revenue
Bonds, Public Improvement Project, Series 1997C - AGM Insured
0 .000 09/01/30 215,913
4,475,000 Anaheim Public Financing Authority, California, Lease Revenue
Bonds, Public Improvement Project, Series 1997C - AGM Insured
0 .000 09/01/34 3,553,735

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/LIMITED (continued)
$ 1,985,000 Anaheim Public Financing Authority, California, Lease Revenue
Bonds, Public Improvement Project, Series 1997C - AGM Insured
0 .000% 09/01/35 $ 1,517,174
660,000 Beaumont Unified School District, California, Special Tax Bonds,
Community Facilities District 2020-1, Improvement Area 2 Series
2023
5 .000 09/01/48 677,431
875,000 Beaumont Unified School District, California, Special Tax Bonds,
Community Facilities District 2020-1, Improvement Area 2 Series
2023
5 .000 09/01/53 888,981
1,900,000 Blythe Redevelopment Agency Successor Agency, California, Tax
Allocation Bonds, Redevelopment Project 1, Refunding Series
2015
5 .000 05/01/38 1,901,978
1,500,000 Brea Redevelopment Agency, Orange County, California, Tax
Allocation Bonds, Project Area AB, Series 2003 - AMBAC Insured
0 .000 08/01/28 1,412,434
1,700,000 Brentwood Infrastructure Financing Authority, California,
Infrastructure Revenue Bonds, Refunding Subordinated Series
2014B
5 .000 09/02/36 1,701,115
3,605,000 California Community College Financing Authority, Lease
Revenue Bonds, Refunding Series 2003 - AMBAC Insured
0 .000 06/01/33 2,743,865
3,975,000 California Municipal Finance Authority, Special Tax Revenue
Bonds, Bold Program, Series 2022C
6 .250 09/01/52 4,246,312
3,000,000 California Municipal Finance Authority, Special Tax Revenue
Bonds, Bold Program, Series 2022D
6 .125 09/01/52 3,192,845
1,000,000 California Municipal Finance Authority, Special Tax Revenue
Bonds, Bold Program, Series 2024A
5 .125 09/01/54 1,015,551
1,070,000 California Municipal Finance Authority, Special Tax Revenue
Bonds, Bold Program, Series 2024B
5 .000 09/01/49 1,080,411
545,000 California Municipal Finance Authority, Special Tax Revenue
Bonds, Bold Program, Series 2024C
5 .000 09/01/44 567,604
885,000 California Municipal Finance Authority, Special Tax Revenue
Bonds, Bold Program, Series 2024C
5 .000 09/01/49 899,773
540,000 California Municipal Finance Authority, Special Tax Revenue
Bonds, Bold Program, Series 2024C
4 .700 09/01/54 519,110
1,000,000 California Municipal Finance Authority, Special Tax Revenue
Bonds, Bold Program, Series 2024C
5 .000 09/01/54 1,010,007
1,000,000 California Municipal Finance Authority, Special Tax Revenue
Bonds, Bold Program, Series 2024D
5 .000 09/01/49 1,018,092
1,000,000 California Municipal Finance Authority, Special Tax Revenue
Bonds, Bold Program, Series 2024D
5 .000 09/01/54 1,008,621
1,000,000 California Municipal Finance Authority, Special Tax Revenue
Bonds, Community Facilities District 2020-06, Series 2022B
6 .000 09/01/52 1,060,309
2,160,000 California Municipal Finance Authority, Special Tax Revenue
Bonds, Community Facilities District 2020-6, County of Placer-
PV400, Series 2022
5 .250 09/01/52 2,213,777
500,000 California Municipal Finance Authority, Special Tax Revenue
Bonds, Community Facilities District 2022-8 City of Palmdale -
Wildflower/Creekside Encore Series 2024
5 .000 09/01/49 504,865
340,000 California Municipal Finance Authority, Special Tax Revenue
Bonds, Community Facilities District 2023-11 Improvement Area
A Hesperia Silverwood, Series 2024
5 .000 09/01/49 341,428
800,000 California Municipal Finance Authority, Special Tax Revenue
Bonds, Community Facilities District 2023-11 Improvement Area
A Hesperia Silverwood, Series 2024
5 .000 09/01/54 795,804
1,835,000 California Municipal Finance Authority, Special Tax Revenue
Bonds, Community Facilities District 2023-5 Sacramento County-
The GAP Improvement Area 1, Series 2024
5 .000 09/01/49 1,865,631
2,665,000 California Municipal Finance Authority, Special Tax Revenue
Bonds, Community Facilities District 2023-5 Sacramento County-
The GAP Improvement Area 1, Series 2024
5 .000 09/01/54 2,687,975
1,040,000 California Municipal Finance Authority, Special Tax Revenue
Bonds, Community Facilities District 2023-5 Sacramento County-
The GAP Improvement Area 2, Series 2025
5 .000 09/01/50 1,056,853
1,100,000 California Municipal Finance Authority, Special Tax Revenue
Bonds, Community Facilities District 2023-5 Sacramento County-
The GAP Improvement Area 2, Series 2025
5 .000 09/01/55 1,111,752

Portfolio of Investments February 28, 2026
(continued)
California High Yield Municipal Bond

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/LIMITED (continued)
$ 400,000 California Municipal Finance Authority, Special Tax Revenue
Bonds, Community Facilities District 2023-5, Improvement Area
1 Series 2023
5 .250% 09/01/43 $ 427,692
1,060,000 California Municipal Finance Authority, Special Tax Revenue
Bonds, Community Facilities District 2023-5, Improvement Area
1 Series 2023
5 .625 09/01/53 1,113,729
875,000 California Statewide Communities Development Authority,
Special Tax Bonds, Community Facilities District 2012-02,
Manteca Lifestyle Center, Series 2013A
5 .000 09/01/33 876,309
2,000,000 California Statewide Communities Development Authority,
Special Tax Bonds, Community Facilities District 2012-02,
Manteca Lifestyle Center, Series 2013A
5 .125 09/01/42 2,001,578
2,500,000 California Statewide Communities Development Authority,
Special Tax Bonds, Community Facilities District 2015-2 Rio
Bravo, Series 2015A
5 .625 09/01/45 2,502,217
1,200,000 California Statewide Communities Development Authority,
Special Tax Bonds, Community Facilities District 2018-02,
McSweeny, Improvement Area 1 Series 2023
5 .250 09/01/53 1,235,826
340,000 California Statewide Communities Development Authority,
Special Tax Bonds, Community Facilities District 2020-02
Improvement Area 2 Atwell, Series 2022
5 .250 09/01/52 348,465
475,000 California Statewide Communities Development Authority,
Special Tax Bonds, Community Facilities District 2020-02
Improvement Area 3 Atwell, Series 2024
5 .000 09/01/49 485,155
650,000 California Statewide Communities Development Authority,
Special Tax Bonds, Community Facilities District 2020-02
Improvement Area 3 Atwell, Series 2024
5 .000 09/01/54 659,950
2,400,000 California Statewide Communities Development Authority,
Special Tax Bonds, Community Facilities District 2020-02
Improvement Area 4 Atwell, Series 2024
5 .000 09/01/55 2,438,491
2,000,000 California Statewide Communities Development Authority,
Special Tax Bonds, Community Facilities District 2021-02 Citro,
Series 2023
5 .000 09/01/53 2,033,547
1,635,000 California Statewide Communities Development Authority,
Special Tax Bonds, Community Facilities District 2022-07,
Improvement Area Number 1, Watson Ranch, Series 2023
5 .000 09/01/53 1,665,524
3,510,000 California Statewide Communities Development Authority,
Statewide Community Infrastructure Program Revenue Bonds,
Refunding Series 2015R-1
5 .000 09/02/35 3,514,679
1,120,000 California Statewide Communities Development Authority,
Statewide Community Infrastructure Program Revenue Bonds,
Refunding Series 2015R-1
5 .000 09/02/40 1,121,009
450,000 California Statewide Communities Development Authority,
Statewide Community Infrastructure Program Revenue Bonds,
Series 2011A
8 .000 09/02/41 450,052
480,000 California Statewide Communities Development Authority,
Statewide Community Infrastructure Program Revenue Bonds,
Series 2017A
5 .000 09/02/46 483,986
920,000 California Statewide Communities Development Authority,
Statewide Community Infrastructure Program Revenue Bonds,
Series 2018B
5 .000 09/02/48 931,278
1,495,000 California Statewide Communities Development Authority,
Statewide Community Infrastructure Program Revenue Bonds,
Series 2022C
5 .125 09/02/42 1,558,261
1,990,000 California Statewide Communities Development Authority,
Statewide Community Infrastructure Program Revenue Bonds,
Series 2022C
5 .375 09/02/52 2,047,722
3,965,000 California Statewide Communities Development Authority,
Statewide Infrastructure Program Revenue Bonds, Series 2020C
4 .000 09/02/40 3,974,935
1,085,000 Cathedral City Public Financing Authority, California, Tax
Allocation Bonds, Merged Redevelopment Project, Series 2000A
- NPFG Insured
0 .000 08/01/33 862,922
740,000 Chino, California, Special Tax Bonds, Community Facilities District
2003-3 Improvement Area 10, Series 2024.
5 .000 09/01/54 751,525

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/LIMITED (continued)
$ 1,245,000 Chino, California, Special Tax Bonds, Community Facilities District
2003-3 Improvement Area 11, Series 2025
5 .000% 09/01/50 $ 1,252,891
1,765,000 Chino, California, Special Tax Bonds, Community Facilities District
2003-3 Improvement Area 11, Series 2025
5 .000 09/01/55 1,766,556
215,000 Compton Public Finance Authority, California, Lease Revenue
Bonds, Refunding & Various Capital Projects, Series 2008 -
AMBAC Insured
5 .250 09/01/27 215,271
210,000 Compton Public Finance Authority, California, Lease Revenue
Bonds, Refunding & Various Capital Projects, Series 2008 -
AMBAC Insured
5 .000 09/01/32 210,181
345,000 Corona, California, Special Tax Bonds, Community Facilities
District 2018-2 Sierra Bella, Series 2022A
5 .000 09/01/51 350,154
625,000 Dixon, California, Special Tax Bonds, Community Facilities District
2019-1 Homestead, Improvement Area 2, Series 2024
5 .000 09/01/46 649,024
1,000,000 Dixon, California, Special Tax Bonds, Community Facilities District
2019-1 Homestead, Improvement Area 2, Series 2024
5 .000 09/01/54 1,017,672
1,000,000 Dublin Community Facilities District 2015-1 Dublin Crossing,
California, Special Tax Bonds,  Improvement Area 4, Series 2022
5 .500 09/01/47 1,054,884
1,000,000 Dublin Community Facilities District 2015-1 Dublin Crossing,
California, Special Tax Bonds,  Improvement Area 4, Series 2022
5 .500 09/01/51 1,043,197
1,250,000 Dublin Community Facilities District 2015-1 Dublin Crossing,
California, Special Tax Bonds,  Improvement Area 5, Series 2023
5 .375 09/01/51 1,294,634
6,300,000 Dublin Community Facilities District 2015-1 Dublin Crossing,
California, Special Tax Bonds, Improvement  Area 2, Series 2019
5 .000 09/01/39 6,528,560
250,000 El Dorado County, California, Special Tax Bonds, Community
Facilities District 2005-2, Series 2006
5 .100 09/01/36 252,220
1,685,000 (a) Elsinore Valley Municipal Water District, California, Special Tax
Bonds, Community Facilities District 2020-1 Horsethief Area 1A,
Series 2021A
4 .000 09/01/41 1,649,969
1,245,000 (a) Elsinore Valley Municipal Water District, California, Special Tax
Bonds, Community Facilities District 2020-1 Horsethief Area 1A,
Series 2021A
4 .000 09/01/51 1,084,483
1,565,000 (a) Elsinore Valley Municipal Water District, California, Special
Tax Bonds, Community Facilities District 2020-1 Horsethief
Improvement Area 2A, Series 2021A
4 .000 09/01/41 1,532,464
2,325,000 (a) Elsinore Valley Municipal Water District, California, Special
Tax Bonds, Community Facilities District 2020-1 Horsethief
Improvement Area 2A, Series 2021A
4 .000 09/01/51 2,031,374
430,000 Fairfield, California, Special Tax Bonds, Community Facilities
District 2007-1 Fairfield Commons Project, Series 2008
6 .875 09/01/38 436,699
1,250,000 Folsom Ranch Financing Authority, California, Special Tax
Revenue Bonds, Folsom Community Facilities District 20 Russell
Ranch, Series 2020
5 .125 09/01/47 1,294,598
1,300,000 Folsom Ranch Financing Authority, California, Special Tax
Revenue Bonds, Folsom Community Facilities District 20 Russell
Ranch, Series 2020
5 .125 09/01/52 1,332,864
1,075,000 Folsom Ranch Financing Authority, California, Special Tax
Revenue Bonds, Folsom Community Facilities District 23 Folsom
Ranch Improvement Area 1, Series 2020
4 .000 09/01/45 1,015,457
4,000,000 Folsom Ranch Financing Authority, California, Special Tax
Revenue Bonds, Folsom Community Facilities District 23 Folsom
Ranch Improvement Area 1, Series 2022
5 .000 09/01/52 4,062,175
400,000 Folsom Ranch Financing Authority, California, Special Tax
Revenue Bonds, Folsom Community Facilities District 23 Folsom
Ranch Improvement Area 2, Series 2024
5 .000 09/01/49 407,285
460,000 Folsom Ranch Financing Authority, California, Special Tax
Revenue Bonds, Folsom Community Facilities District 23 Folsom
Ranch Improvement Area 2, Series 2024
5 .000 09/01/53 466,845
1,000,000 Folsom Ranch Financing Authority, California, Special Tax
Revenue Bonds, Folsom Community Facilities District 23 Folsom
Ranch Improvement Area 4, Series 2024
5 .000 09/01/49 1,023,713
1,000,000 Folsom Ranch Financing Authority, California, Special Tax
Revenue Bonds, Folsom Community Facilities District 23 Folsom
Ranch Improvement Area 4, Series 2024
5 .000 09/01/54 1,016,972

Portfolio of Investments February 28, 2026
(continued)
California High Yield Municipal Bond

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/LIMITED (continued)
$ 1,000,000 Folsom Ranch Financing Authority, California, Special Tax
Revenue Bonds, Series 2022
5 .000% 09/01/52 $ 1,015,544
375,000 Fontana, California,  Special Tax Bonds, Community Facilities
District 106, Mountain View, Series 2022
4 .250 09/01/38 387,830
500,000 Fontana, California,  Special Tax Bonds, Community Facilities
District 106, Mountain View, Series 2022
4 .500 09/01/43 507,323
3,000,000 Fontana, California, Special Tax Bonds, Community Facilities
District 112 The Gardens Phase One, Series 2024
5 .000 09/01/49 3,062,693
2,620,000 Fontana, California, Special Tax Bonds, Community Facilities
District 112 The Gardens Phase One, Series 2024
5 .000 09/01/54 2,658,977
1,000,000 Hemet Unified School District, Riverside County, California,
Special Tax Bonds, Community Facilities District 2021-7, Series
2023
5 .000 09/01/43 1,058,267
1,000,000 Hemet Unified School District, Riverside County, California,
Special Tax Bonds, Community Facilities District 2021-7, Series
2023
5 .000 09/01/53 1,016,773
1,030,000 Imperial, California, Special Tax Bonds, Community Facilities
District 2005-1 Springfield, Series 2015A
5 .000 09/01/36 1,031,283
155,000 Indio Redevelopment Agency, California, Tax Allocation Bonds,
Merged Area Redevelopment Project, Subordinate Lien
Refunding Series 2008A
5 .250 08/15/28 155,447
3,380,000 Jurupa Unified School District, California, Special Tax Bonds,
Community Facilities District 9, Series 2015A
5 .000 09/01/45 3,390,567
1,220,000 Lake Elsinore Unified School District, California, Special Tax
Bonds, Community Facilities District 2004-2, Series 2005
5 .350 09/01/35 1,233,478
475,000 Lake Elsinore, California, Special Tax Bonds, Community Facilities
District 2006-1 Summerly Improvement Area KK, Series 2021
4 .000 09/01/42 463,768
600,000 Lammersville Joint Unified School District, San Joaquin County,
California, Special Tax Bonds, Community Facilities District 2014-
1 Improvement Area 1 Mountain House School Facilities, Series
2017
5 .000 09/01/47 603,728
595,000 Lathrop, California, Special Tax Bonds, Community Facilities
District 2018-1 Central Lathrop Specific Plan Improvement Areas
5, Series 2019
5 .650 09/01/38 615,654
945,000 Lathrop, California, Special Tax Bonds, Community Facilities
District 2018-1 Central Lathrop Specific Plan Improvement Areas
5, Series 2019
5 .750 09/01/43 963,246
925,000 Lincoln, California, Special Tax Bonds, Community Facilities
District 2005-1 Sorrento Project, Series 2014A
5 .000 09/01/39 925,858
1,815,000 Lincoln, California, Special Tax Bonds, Community Facilities
District 2005-1 Sorrento Project, Series 2014A
5 .000 09/01/43 1,816,059
1,750,000 Los Angeles County Community Facilities District 2021-01,
California, Special Tax Bond, Valencia-Facilities Improvement
Area 1, Series 2022
5 .000 09/01/47 1,800,227
8,660,000 Madera County, California, Special Tax Bonds, Community
Facilities District 2021-1 Tesoro Viejo II Improvement Area 1,
Series 2022
5 .750 09/01/53 9,059,698
2,022,000 Manteca Unified School District, San Joaquin County, California,
Certificates of Participation, Series 2004 - NPFG Insured
0 .000 09/15/33 1,653,831
3,000,000 Matching Fund Special Purpose Securitization Corporation,
Virgin Islands, Revenue Bonds, Series 2022A
5 .000 10/01/39 3,181,011
500,000 Menifee Union School District, Riverside County, California,
Special Tax Bonds, Community Facilities District 2006-1, Series
2014
4 .125 09/01/39 500,753
500,000 Menifee Union School District, Riverside County, California,
Special Tax Bonds, Community Facilities District 2006-1, Series
2014
4 .250 09/01/44 491,231
1,325,000 Menifee Union School District, Riverside County, California,
Special Tax Bonds, Community Facilities District 2011-1,
Improvement Area 7, Series 2021
5 .125 09/01/47 1,370,011
2,000,000 Menifee Union School District, Riverside County, California,
Special Tax Bonds, Community Facilities District 2011-1,
Improvement Area 7, Series 2021
5 .250 09/01/52 2,058,787

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/LIMITED (continued)
$ 1,000,000 Menifee Union School District, Riverside County, California,
Special Tax Bonds, Community Facilities District 2016-1,
Improvement Area B, Series 2022
4 .625% 09/01/52 $ 965,279
750,000 Menifee, California, Special Tax Bonds, Community Facilities
District 2021-1, Banner Park Series 2023A
5 .000 09/01/53 758,637
700,000 Menifee, California, Special Tax Bonds, Community Facilities
District 2022-1, Quartz Ranch Series 2023A
5 .000 09/01/48 719,094
1,000,000 Menifee, California, Special Tax Bonds, Community Facilities
District 2022-1, Quartz Ranch Series 2023A
5 .000 09/01/53 1,012,994
2,095,000 Menifee, California, Special Tax Bonds, Community Facilities
District 2023-1, Rockport Ranch Series 2024
5 .000 09/01/49 2,143,202
825,000 Murrieta, California, Special Tax Bonds, Community Facilities
District 2005-5 Golden City Improvement Area A, Series 2017
5 .000 09/01/46 826,509
980,480 (c) Northstar Community Services District, California, Special Tax
Bonds, Community Facilities District 1, Refunding Series 2005
1 .908 09/01/28 215,706
2,926,584 (c) Northstar Community Services District, California, Special Tax
Bonds, Community Facilities District 1, Refunding Series 2005
1 .943 09/01/36 643,848
1,200,000 Ontario, California, Special Tax Bonds, Community Facilities
District 28 New Haven Facilities - Area A, Series 2017
5 .000 09/01/47 1,207,974
845,000 Ontario, California, Special Tax Bonds, Community Facilities
District 55 Parklane Facilities, Series 2022
5 .000 09/01/53 857,558
350,000 Orange County, California, Special Tax Bonds, Community
Facilities District 2021-1 Rienda, Series 2022A
5 .000 08/15/42 369,927
3,400,000 Orange County, California, Special Tax Bonds, Community
Facilities District 2021-1 Rienda, Series 2022A
5 .000 08/15/47 3,487,355
500,000 Orange County, California, Special Tax Bonds, Community
Facilities District 2023-1 Rienda Phase 2B, Series 2023A
5 .500 08/15/53 522,285
1,230,000 Palmdale Community Redevelopment Agency, California, Tax
Allocation Bonds, Merged Redevelopment Project Areas, Series
2002 - AMBAC Insured
0 .000 12/01/30 1,088,537
2,990,000 Pittsburg Redevelopment Agency, California, Tax Allocation
Bonds, Los Medanos Community Development Project, Series
1999 - AMBAC Insured
0 .000 08/01/27 2,880,608
2,610,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Taxable Restructured Cofina Project Series 2019A-2
4 .536 07/01/53 2,448,912
2,670,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Taxable Restructured Cofina Project Series 2019A-2
4 .784 07/01/58 2,586,996
1,200,000 Rancho Cardova, California, Special Tax Bonds, Community
Facilities District 2005-1 Sunridge North Douglas Series 2015
5 .000 09/01/40 1,201,053
1,590,000 Rancho Cordova, California, Special Tax Bonds, Communities
Facilities District 2014-1 Montelena, Series 2022
5 .000 09/01/42 1,663,765
250,000 Rancho Cordova, California, Special Tax Bonds, Community
Facilities District 2022-1 Arista Del Sol, Improvement Area 1
Series 2023
5 .000 09/01/38 268,165
525,000 Rancho Cordova, California, Special Tax Bonds, Community
Facilities District 2022-1 Arista Del Sol, Improvement Area 1
Series 2023
5 .125 09/01/43 553,593
1,300,000 Rancho Cordova, California, Special Tax Bonds, Community
Facilities District 2022-1 Arista Del Sol, Improvement Area 1
Series 2023
5 .375 09/01/53 1,345,581
585,000 Rancho Cordova, California, Special Tax Bonds, The Ranch
Community Facilities District 2021-1, Improvement Area No. 3,
Series 2025
5 .000 09/01/45 604,340
850,000 Rancho Cordova, California, Special Tax Bonds, The Ranch
Community Facilities District 2021-1, Improvement Area No. 3,
Series 2025
5 .000 09/01/50 861,830
1,085,000 Rancho Cordova, California, Special Tax Bonds, The Ranch
Community Facilities District 2021-1, Improvement Area No. 3,
Series 2025
5 .000 09/01/55 1,094,947
1,400,000 Rancho Mirage, California, Special Tax Bonds, Community
Facilities District 5 Section 31, Improvement Area 1 Series 2024A
5 .000 09/01/54 1,416,927
1,755,000 Redwood City Redevelopment Agency, California, Tax Allocation
Bonds, Project Area 2, Series 2003A - AMBAC Insured
0 .000 07/15/29 1,603,584

Portfolio of Investments February 28, 2026
(continued)
California High Yield Municipal Bond

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/LIMITED (continued)
$ 1,260,000 Redwood City Redevelopment Agency, California, Tax Allocation
Bonds, Project Area 2, Series 2003A - AMBAC Insured
0 .000% 07/15/31 $ 1,085,982
1,185,000 River Islands Public Financing Authority, California, Special Tax
Bonds, Community Facilities District 2003-1 Improvement Area 1,
Refunding Series 2022A-1 - AGM Insured
4 .250 09/01/47 1,187,562
1,000,000 River Islands Public Financing Authority, California, Special Tax
Bonds, Community Facilities District 2003-1 Improvement Area 1,
Subordinate Series 2022B-2
5 .000 09/01/42 1,038,732
1,525,000 River Islands Public Financing Authority, California, Special Tax
Bonds, Community Facilities District 2003-1 Improvement Area 1,
Subordinate Series 2022B-2
5 .250 09/01/47 1,554,748
2,015,000 River Islands Public Financing Authority, California, Special Tax
Bonds, Community Facilities District 2003-1 Improvement Area 1,
Subordinate Series 2022B-2
5 .000 09/01/52 2,000,544
1,000,000 River Islands Public Financing Authority, California, Special Tax
Bonds, Community Facilities District 2019-1 Phase 2 Public
Improvements, Series 2019
4 .000 09/01/46 879,497
4,600,000 River Islands Public Financing Authority, California, Special Tax
Bonds, Community Facilities District 2023-1 Improvement Area 3
Public Facilities, Series 2025
5 .000 09/01/50 4,625,686
6,500,000 River Islands Public Financing Authority, California, Special Tax
Bonds, Community Facilities District 2023-1 Improvement Area 3
Public Facilities, Series 2025
5 .000 09/01/55 6,491,651
1,295,000 Riverside County Asset Leasing Corporation, California,
Leasehold Revenue Bonds, Riverside County Hospital Project,
Series 1997 - NPFG Insured
0 .000 06/01/26 1,287,554
2,115,000 Riverside County, California, Special Tax Bonds, Community
Facilities District 03-1 Newport Road, Series 2014
5 .000 09/01/30 2,133,942
2,000,000 Riverside Unified School District, Riverside County, California,
Special Tax Bonds, Community Facilities District 38, Series 2025
5 .000 09/01/50 2,040,061
3,740,000 Riverside Unified School District, Riverside County, California,
Special Tax Bonds, Community Facilities District 38, Series 2025
5 .000 09/01/55 3,791,323
1,500,000 Riverside Unified School District, Riverside County, California,
Special Tax Bonds, Community Facilities District 40, Series 2025A
5 .000 09/01/45 1,558,160
2,375,000 Riverside Unified School District, Riverside County, California,
Special Tax Bonds, Community Facilities District 40, Series 2025A
5 .000 09/01/50 2,420,164
2,000,000 Riverside Unified School District, Riverside County, California,
Special Tax Bonds, Community Facilities District 40, Series 2025A
5 .000 09/01/55 2,029,284
1,010,000 Rocklin Unified School District, Placer County, California, Special
Tax Bonds, Community Facilities District 2, Series 2007 - NPFG
Insured
0 .000 09/01/34 784,791
1,155,000 Rocklin Unified School District, Placer County, California, Special
Tax Bonds, Community Facilities District 2, Series 2007 - NPFG
Insured
0 .000 09/01/35 866,418
935,000 Rohnert Park Community Development Agency, California, Tax
Allocation Bonds, Series 1999
0 .000 08/01/33 756,775
2,635,000 Romoland School District, California, Special Tax Bonds,
Community Facilities District 2004-1 Heritage Lake Improvement
Area 3, Series 2013
5 .000 09/01/43 2,636,516
480,000 Roseville, California, Special Tax Bonds, Community Facilities
District 1 Creekview Improvement Area 2, Series 2023
5 .000 09/01/43 501,091
1,500,000 Roseville, California, Special Tax Bonds, Community Facilities
District 1 Creekview Improvement Area 2, Series 2023
5 .250 09/01/53 1,542,213
1,050,000 Roseville, California, Special Tax Bonds, Community Facilities
District 1 Hewlett Parkard Campus Oaks, Series 2016
5 .500 09/01/46 1,055,197
1,000,000 Roseville, California, Special Tax Bonds, Community Facilities
District 1 Ranch at Sierra Vista, Public Facilities Series 2023
5 .000 09/01/43 1,049,048
1,150,000 Roseville, California, Special Tax Bonds, Community Facilities
District 1 Ranch at Sierra Vista, Public Facilities Series 2023
5 .000 09/01/53 1,169,290
625,000 Roseville, California, Special Tax Bonds, Community Facilities
District 1 Villages at Sierra Vista, Series 2022
4 .500 09/01/52 593,513
1,100,000 Roseville, California, Special Tax Bonds, Community Facilities
District 1 Westbrook, Series 2014
5 .000 09/01/34 1,101,583

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/LIMITED (continued)
$ 1,500,000 (a) Roseville, California, Special Tax Bonds, Community Facilities
District 5 Fiddyment Ranch Public Facilities, Series 2017
5 .000% 09/01/47 $ 1,509,536
2,500,000 Roseville, California, Special Tax Bonds, Creekview Phase 5
Community Facilities District 1, Series 2025
5 .000 09/01/50 2,521,512
1,500,000 Roseville, California, Special Tax Bonds, Creekview Phase 5
Community Facilities District 1, Series 2025
5 .000 09/01/55 1,503,573
2,755,000 Roseville, California, Special Tax Bonds, SVSP Westpark-Federico
Community Facilities District 1, Series 2022
5 .000 09/01/52 2,770,261
230,000 Sabal Palm Community Development District, Florida, Special
Assessment Bonds, Series 2016
5 .500 11/01/46 231,105
1,510,000 (a),(b) Sacramento City Financing Authority California, Lease Revenue
Bonds, Master Lease Program Facilities Projects, Tender Option
Bond Trust 2016-XG0100. - AMBAC Insured, (IF)
14 .117 12/01/33 2,695,015
4,295,000 Sacramento City Financing Authority, California, Tax Allocation
Revenue Bonds, Merged Downtown Sacramento and Oak Park
Projects, Series 2005A - FGIC Insured
0 .000 12/01/31 3,662,871
4,435,000 Sacramento City Financing Authority, California, Tax Allocation
Revenue Bonds, Merged Downtown Sacramento and Oak Park
Projects, Series 2005A - FGIC Insured
0 .000 12/01/32 3,655,004
240,000 Sacramento, California, Special Tax Bonds, Community Facilities
District 05-1 College Square, Series 2007
5 .900 09/01/37 243,038
1,900,000 (a) Sacramento, California, Special Tax Bonds, North Natomas
Community Facilities District 7, Series 2017-01
5 .000 09/01/47 1,910,713
428,000 (c) Saint Louis, Missouri, Tax Increment Financing Revenue Bonds,
Grace Lofts Redevelopment Projects, Series 2007A
2 .100 12/31/26 12,840
1,485,000 San Bernardino Community Facilities District Number 2020-1,
California, Special Tax Bonds, Series 2022
4 .500 09/01/52 1,358,430
345,000 San Bernardino County Financing Authority, California, Revenue
Bonds, Courthouse Facilities Project, Series 2007 - NPFG Insured
5 .500 06/01/37 368,380
550,000 San Bernardino County, California, Special Tax Bonds,
Community Facilities District 2006-1 Lytle Creek North
Improvement Area 1, Series 2015
5 .000 09/01/40 550,478
905,000 (a) San Francisco City and County Infrastructure and Revitalization
Financing District 1 Treasure Island, California, Tax Increment
Revenue Bonds, Facilities Increment Series 2023A
5 .000 09/01/43 911,765
1,525,000 (a) San Francisco City and County Infrastructure and Revitalization
Financing District 1 Treasure Island, California, Tax Increment
Revenue Bonds, Facilities Increment Series 2023A
5 .500 09/01/53 1,535,081
2,250,000 (a) San Francisco City and County Infrastructure and Revitalization
Financing District 1 Treasure Island, California, Tax Increment
Revenue Bonds, Facilities Increment Series 2025A
5 .000 09/01/55 2,209,733
1,500,000 (a) San Francisco City and County Infrastructure and Revitalization
Financing District 1 Treasure Island, California, Tax Increment
Revenue Bonds, Housing Increment Series 2022B
5 .000 09/01/52 1,467,793
2,100,000 (a) San Francisco City and County Infrastructure and Revitalization
Financing District 1 Treasure Island, California, Tax Increment
Revenue Bonds, Housing Increment Series 2025B
5 .000 09/01/55 2,046,820
770,000 San Francisco City and County Redevelopment Agency
Successor Agency, California, Special Tax Bonds, Community
Facilities District 7, Hunters Point Shipyard Phase One
Improvements, Refunding Series 2014
5 .000 08/01/39 773,973
1,250,000 San Francisco City and County Redevelopment Agency
Successor Agency, California, Tax Allocation Bonds, Mission Bay
South Redevelopment Project, Series 2014A
5 .000 08/01/43 1,251,107
1,450,000 (a) San Francisco City and County Special Tax District 2020-1,
California, Special Tax Bonds, Mission Rock Facilities and
Services, Series 2023B
5 .750 09/01/53 1,526,406
1,000,000 (a) San Francisco City and County Special Tax District 2020-1,
California, Special Tax Bonds, Mission Rock Facilities and
Services, Shoreline Tax Zone 1 Series 2023C
5 .750 09/01/53 1,052,694
1,000,000 (b) San Francisco City and County, California, Special Tax Bonds,
Community Facilities District 2014-1 Transbay Transit Center,
Green Series 2022A, (UB)
5 .000 09/01/42 1,087,096

Portfolio of Investments February 28, 2026
(continued)
California High Yield Municipal Bond

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/LIMITED (continued)
$ 1,735,000 (b) San Francisco City and County, California, Special Tax Bonds,
Community Facilities District 2014-1 Transbay Transit Center,
Green Series 2022A, (UB)
5 .000% 09/01/47 $ 1,812,625
1,150,000 (b) San Francisco City and County, California, Special Tax Bonds,
Community Facilities District 2014-1 Transbay Transit Center,
Green Series 2022A, (UB)
5 .000 09/01/52 1,186,042
965,000 (a) San Francisco City and County, California, Special Tax
Bonds, Community Facilities District 2016-1 Treasure Island
Improvement Area 2, Series 2023A
5 .250 09/01/48 994,139
2,050,000 (a) San Francisco City and County, California, Special Tax
Bonds, Community Facilities District 2016-1 Treasure Island
Improvement Area 2, Series 2023A
5 .500 09/01/53 2,134,015
925,000 South San Francisco, California, Special Tax Bonds, Community
Facilities District 2021--1 Public Facilities & Services Oyster Point,
Series 2025
5 .125 09/01/50 953,718
1,600,000 South San Francisco, California, Special Tax Bonds, Community
Facilities District 2021--1 Public Facilities & Services Oyster Point,
Series 2025
5 .250 09/01/55 1,655,855
1,210,000 Stockton, California, Special Tax Bonds, Community Facilities
District 2018-2 Westlake Villages II Improvement Area 4, Series
2025
5 .000 09/01/45 1,248,120
2,600,000 Stockton, California, Special Tax Bonds, Community Facilities
District 2018-2 Westlake Villages II Improvement Area 4, Series
2025
5 .000 09/01/50 2,638,166
4,000,000 Stockton, California, Special Tax Bonds, Community Facilities
District 2018-2 Westlake Villages II Improvement Area 4, Series
2025
5 .000 09/01/55 4,033,645
5,000,000 Stockton, California, Special Tax Revenue Bonds, Community
Facilities District 19-1, Cannery Park II, Series 2022
5 .000 09/01/52 5,055,415
5,400,000 Sulphur Springs Union School District, California, Special Tax
Bonds, Community Facilities District 2014-1, Series 2022
4 .500 09/01/52 5,051,473
1,045,000 (a) Temecula Public Financing Authority, California, Special Tax
Bonds, Community Facilities District 16-01, Series 2017
6 .250 09/01/47 1,070,343
1,750,000 Temecula Public Financing Authority, California, Special Tax
Bonds, Community Facilities District 16-01, Series 2023A
5 .000 09/01/49 1,783,137
1,700,000 Temecula Public Financing Authority, California, Special Tax
Bonds, Community Facilities District 23-02 Prado, Series 2025
5 .000 09/01/50 1,726,251
3,250,000 Temecula Public Financing Authority, California, Special Tax
Bonds, Community Facilities District 23-02 Prado, Series 2025
5 .000 09/01/56 3,281,692
1,195,000 Tracy, California, Special Tax Bonds, Community Facilities District
2016-1 Tracy Hills,  Improvement Area 1, Series 2019
5 .000 09/01/49 1,201,708
2,700,000 Tracy, California, Special Tax Bonds, Community Facilities District
2016-1 Tracy Hills,  Improvement Area 2, Series 2023
5 .875 09/01/53 2,866,309
1,000,000 Val Verde Unified School District, California, Special Tax Bonds,
Community Facilities District 2018-2, Stratford Improvement Area
2 Series 2023
5 .000 09/01/54 1,016,357
700,000 Victor Valley Union High School District, San Bernardino County,
California, Special Tax Bonds, Community Facilities District 2007-
1, Series 2013
5 .000 09/01/43 700,268
1,000,000 (a) Virgin Islands Public Finance Authority, Gross Receipts Taxes
Loan Note, Refunding Series 2014C
5 .000 10/01/39 1,000,188
350,000 West Patterson Financing Authority, California, Special Tax Bonds,
Community Facilities District 2015-1 Arambel-KDN, Refunding
Series 2015
5 .250 09/01/35 350,553
785,000 West Patterson Financing Authority, California, Special Tax Bonds,
Community Facilities District 2015-1 Arambel-KDN, Refunding
Series 2015
5 .250 09/01/45 785,466
1,890,000 Westside Union School District, California, Special Tax Bonds,
Community Facilities District 2016-1 Improvement Area B, Series
2023
5 .250 09/01/52 1,887,474
600,000 Wildomar, California, Special Tax Bonds, Community Facilities
District 2023-1 Avalino, Series 2026
5 .000 09/01/51 610,890
550,000 Wildomar, California, Special Tax Bonds, Community Facilities
District 2023-1 Avalino, Series 2026
5 .000 09/01/55 559,225

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/LIMITED (continued)
$ 1,445,000 William S. Hart Union High School District, Los Angeles County,
California, Special Tax Bonds, Community Facilities District 2015-
1, Series 2017
5 .000% 09/01/47 $ 1,447,553
290,000 (c) Yorkville United City Business District, Illinois, Storm Water and
Water Improvement Project Revenue Bonds, Series 2007
4 .800 01/01/27 98,600
TOTAL TAX OBLIGATION/LIMITED 313,290,053
TRANSPORTATION - 7.0%
10,845,000 (b) Foothill/Eastern Transportation Corridor Agency, California, Toll
Road Revenue Bonds, Refunding Senior Lien Series 2021A, (UB)
4 .000 01/15/46 10,652,250
5,000,000 Foothill/Eastern Transportation Corridor Agency, California, Toll
Road Revenue Bonds, Refunding Series 2013A - AGM Insured
0 .000 01/15/37 3,583,623
10,000,000 (b) Los Angeles Department of Airports, California, Revenue Bonds,
Los Angeles International Airport, Subordinate Lien Series
2018C, (AMT), (UB)
5 .000 05/15/44 10,167,484
375,174 Puerto Rico Highway and Transportation Authority Highway
Revenue Bonds Series 2022
5 .250 07/01/38 375,257
10,000,000 (b) San Diego County Regional Airport Authority, California, Airport
Revenue Bonds, International Senior Series 2023B, (AMT), (UB)
5 .250 07/01/58 10,405,933
5,000,000 (b) San Diego County Regional Airport Authority, California, Airport
Revenue Bonds, Subordinate Series 2021B, (AMT), (UB)
5 .000 07/01/51 5,081,419
20,000,000 (b) San Francisco Airport Commission, California, Revenue Bonds,
San Francisco International Airport, Refunding Second Series
2023C, (AMT), (UB)
5 .750 05/01/48 21,775,296
5,165,000 (b) San Francisco Airports Commission, California, Revenue Bonds,
San Francisco International Airport, Second Series 2018D, (AMT),
(UB)
5 .000 05/01/48 5,225,204
100,000 San Joaquin Hills Transportation Corridor Agency, Orange
County, California, Toll Road Revenue Bonds, Refunding Junior
Lien Series 2014B
5 .250 01/15/49 100,061
50,000 San Joaquin Hills Transportation Corridor Agency, Orange
County, California, Toll Road Revenue Bonds, Refunding Series
1997A - NPFG Insured
0 .000 01/15/31 43,380
1,200,000 (a) West Indian Company Limited, Virgin Islands, Port Facilities
Revenue Bonds WICO Financing Series 2022B, (AMT)
6 .500 04/01/52 1,187,940
TOTAL TRANSPORTATION 68,597,847
U.S. GUARANTEED - 0.2% (e)
2,320,000 Anaheim Public Financing Authority, California, Lease Revenue
Bonds, Public Improvement Project, Series 1997C - AGM Insured,
(ETM)
0 .000 09/01/35 1,809,570
265,000 (a) California School Finance Authority, Charter School Revenue
Bonds, Community High School Foundation Inc, Series 2017,
(Pre-refunded 6/01/27)
5 .000 06/01/37 273,538
265,000 (a) California School Finance Authority, Charter School Revenue
Bonds, Community High School Foundation Inc, Series 2017,
(Pre-refunded 6/01/27)
5 .000 06/01/47 273,537
TOTAL U.S. GUARANTEED 2,356,645
UTILITIES - 18.9%
17,110,000 (b),(d) California Community Choice Financing Authority, Clean Energy
Project Revenue Bonds, Green Series 2021B-1, (Mandatory Put
8/01/31), (UB)
4 .000 02/01/52 17,785,614
6,000,000 (b),(d) California Community Choice Financing Authority, Clean Energy
Project Revenue Bonds, Green Series 2023E-1, (Mandatory Put
3/01/31), (UB)
5 .000 02/01/54 6,492,391
17,555,000 (b),(d) California Community Choice Financing Authority, Clean Energy
Project Revenue Bonds, Green Series 2023F, (Mandatory Put
11/01/30), (UB)
5 .500 10/01/54 19,301,917
19,950,000 (b),(d) California Community Choice Financing Authority, Clean Energy
Project Revenue Bonds, Green Series 2023G, (Mandatory Put
4/01/30), (UB)
5 .250 11/01/54 21,523,963
1,000,000 (d) California Community Choice Financing Authority, Clean Energy
Project Revenue Bonds, Green Series 2025C, (Mandatory Put
10/01/33)
5 .000 12/01/55 1,085,757

Portfolio of Investments February 28, 2026
(continued)
California High Yield Municipal Bond

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES (continued)
$ 10,000,000 (b),(d) California Community Choice Financing Authority, Clean Energy
Project Revenue Bonds, Green Series 2025C, (Mandatory Put
10/01/33), (UB)
5 .000% 12/01/55 $ 10,857,566
10,000,000 (b),(d) California Community Choice Financing Authority, Clean Energy
Project Revenue Bonds, Green Series 2025D, (Mandatory Put
7/01/34), (UB)
5 .000 10/01/55 10,662,683
1,100,000 (a) California Pollution Control Financing Authority Water Furnishing
Revenue Bonds (Poseidon Resources (Channelside) LP
Desalination Project), Series 2023, (AMT)
5 .000 11/21/45 1,154,010
48,170,000 (b),(d) Central Valley Energy Authority, California, Commodity Supply
Revenue Bonds, Series 2025, (Mandatory Put 8/01/35), (UB)
5 .000 12/01/55 53,503,180
25,000 Long Beach Bond Finance Authority, California, Natural Gas
Purchase Revenue Bonds, Series 2007A
5 .500 11/15/28 26,931
7,185,000 (b) M-S-R Energy Authority, California, Gas Revenue Bonds,
Citigroup Prepay Contracts, Series 2009C, (UB)
7 .000 11/01/34 8,928,376
295,000 Pico Rivera Water Authority, California, Revenue Bonds,
Refunding Water System Project, Series 1999A - NPFG Insured
5 .500 05/01/29 308,063
1,500,000 (a) Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2020A
5 .000 07/01/47 1,503,363
5,000 (a) Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2021B
5 .000 07/01/37 5,221
8,000,000 (c) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Federally Taxable Build America Bonds, Series 2010YY
6 .125 07/01/40 4,609,742
1,140,000 Puerto Rico Electric Power Authority, Power Revenue Bonds,
Refunding National Series 2007VV - NPFG Insured
5 .250 07/01/34 1,167,874
1,030,000 (c) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Refunding Series 2010DDD
3 .625 01/01/27 632,022
85,000 (c) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2003NN
5 .500 01/01/26 49,953
3,000,000 (c) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010AAA
5 .250 07/01/27 1,759,570
1,020,000 (c) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010AAA
5 .250 07/01/31 601,141
1,000,000 (c) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010ZZ
5 .250 07/01/26 601,223
165,000 (c) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010ZZ
5 .000 01/01/27 97,971
1,695,000 (c) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010ZZ
5 .000 01/01/27 1,016,981
1,415,000 (c) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2013A
4 .800 07/01/29 846,412
2,000,000 (c) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Taxable Series 2010BBB
5 .400 07/01/28 1,176,468
25,000 (c) Puerto Rico Electric Power Authority, Revenue Bonds, Refunding
Series 2005SS
4 .625 07/01/30 15,143
1,950,000 (c) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2007TT
5 .000 07/01/32 1,151,889
915,000 (c) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2008WW
5 .375 01/01/27 539,630
1,000,000 (c) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2008WW
5 .250 07/01/33 590,024
295,000 (c) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2008WW
5 .500 07/01/38 172,827
500,000 (c) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2010AAA
5 .250 07/01/25 294,755
135,000 (c) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2010CCC
5 .000 07/01/26 80,158
200,000 (c) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2010CCC
4 .800 07/01/27 121,799
1,445,000 (c) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2010XX
4 .625 07/01/25 865,126
1,000,000 (c) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2010XX
5 .250 07/01/35 595,603

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES (continued)
$ 275,000 (c) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2010ZZ
5 .250% 07/01/25 $ 163,361
220,000 (c) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2013A
7 .250 07/01/30 125,330
4,430,000 (c) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2013A
6 .750 07/01/36 2,546,460
5,385,000 (c) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2013A
5 .000 07/01/42 3,289,953
2,380,000 (c) Puerto Rico Electric Power Authority, Revenue Bonds, Taxable
Series 2010EEE
5 .950 07/01/30 1,381,713
1,000,000 Southern California Public Power Authority, Natural Gas Project 1
Revenue Bonds, Series 2007A
5 .000 11/01/29 1,076,374
220,000 Southern California Public Power Authority, Natural Gas Project 1
Revenue Bonds, Series 2007A
5 .000 11/01/33 249,259
2,002,679 (a) Virgin Islands Water and Power Authority, Electric System
Revenue Bonds, Bond Anticipation Notes, Series 2024A
8 .000 07/01/26 2,014,850
137,170 (a) Virgin Islands Water and Power Authority, Electric System
Revenue Bonds, Refunding Series 2024B
10 .250 07/01/26 137,408
5,020,000 West County Facilities Financing Authority, California,
Wastewater Revenue Bonds, Green Series 2021
4 .000 06/01/46 4,963,595
TOTAL UTILITIES 186,073,649
TOTAL MUNICIPAL BONDS
(Cost $1,191,294,522) 1,191,663,099
TOTAL LONG-TERM INVESTMENTS
(Cost $1,191,294,522) 1,191,663,099
FLOATING RATE OBLIGATIONS - (24.2)%   (237,780,000)
OTHER ASSETS & LIABILITIES, NET - 2.9% 28,203,444
NET ASSETS - 100% $ 982,086,543
AMT Alternative Minimum Tax
ETM Escrowed to maturity
IF Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the
Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.
UB Underlying bond of an inverse floating rate trust reflected as a financing transaction. Inverse floating rate trust is a Recourse Trust unless otherwise noted.
(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the fiscal period, the aggregate value of these securities is $392,082,199 or 32.9% of Total Investments.
(b) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(c) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(d) Floating or variable rate security includes the reference rate and spread, when applicable.  For mortgage-backed or asset-backed securities the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(e) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.

Portfolio of Investments February 28, 2026
California Municipal Bond
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 99.0%
X 1,657,189,741 MUNICIPAL BONDS - 99.0%   X –
CONSUMER STAPLES - 0.0%
$ 370,000 California County Tobacco Securitization Agency, Tobacco
Settlement Asset-Backed Bonds, Los Angeles County
Securitization Corporation, Series 2020A
4 .000% 06/01/49 $ 329,975
TOTAL CONSUMER STAPLES 329,975
EDUCATION AND CIVIC ORGANIZATIONS - 10.5%
5,825,000 California Educational Facilities Authority, Revenue Bonds,
Master's University, Series 2025
5 .000 08/01/45 5,860,813
2,040,000 California Educational Facilities Authority, Revenue Bonds,
University of the Pacific, Series 2023
5 .000 11/01/43 2,248,411
3,240,000 California Educational Facilities Authority, Revenue Bonds,
University of the Pacific, Series 2023
4 .250 11/01/48 3,208,035
2,435,000 California Infrastructure and Economic Development Bank,
Revenue Bonds, California Science Center Phase III Project,
Green Series 2021B
4 .000 05/01/41 2,494,492
3,000,000 California Infrastructure and Economic Development Bank,
Revenue Bonds, Los Angeles County Museum of Natural History
Foundation, Series 2020
4 .000 07/01/50 2,873,347
20,175,000 California Infrastructure and Economic Development Bank,
Revenue Bonds, UCSF Clinical and Life Sciences Building, Series
2025
4 .500 05/15/55 20,327,860
2,000,000 California Infrastructure and Economic Development Bank,
Revenue Bonds, UCSF Clinical and Life Sciences Building, Series
2025
5 .250 05/15/59 2,158,716
500,000 California Municipal Finance Authority Charter School Revenue
Bonds, John Adams Academies, Inc. Project, Series 2015A
5 .250 10/01/45 499,978
3,250,000 California Municipal Finance Authority, Academic Facilities
Revenue Bonds, Scripps College Series 2025
5 .000 07/01/50 3,416,604
1,225,000 California Municipal Finance Authority, Revenue Bonds, Goodwill
Industries of Sacramento Valley & Northern Nevada Project,
Series 2014A
5 .000 01/01/35 1,087,005
8,595,000 California Municipal Finance Authority, Revenue Bonds, Linxs
APM Project, Senior Lien Series 2018A, (AMT)
4 .000 12/31/47 7,739,846
6,980,000 California Municipal Finance Authority, Revenue Bonds, Linxs
APM Project, Senior Lien Series 2018A, (AMT)
5 .000 12/31/47 7,018,204
445,000 (a) California School Finance Authority Charter School Revenue
Bonds, Bright Star Schools - Obligated Group, Series 2017
5 .000 06/01/27 448,306
250,000 (a) California School Finance Authority Charter School Revenue
Bonds, Bright Star Schools - Obligated Group, Series 2017
5 .000 06/01/54 228,546
2,935,000 (a) California School Finance Authority Charter School Revenue
Bonds, Fenton Schools - Obligated Group, Series 2020A
5 .000 07/01/50 2,695,938
1,045,000 (a) California School Finance Authority, California, Charter School
Revenue Bonds, Aspire Public Schools, Refunding Series 2015A
5 .000 08/01/40 1,045,362
1,100,000 (a) California School Finance Authority, California, Charter School
Revenue Bonds, Aspire Public Schools, Refunding Series 2015A
5 .000 08/01/45 1,099,991
450,000 (a) California School Finance Authority, California, Charter School
Revenue Bonds, Aspire Public Schools, Refunding Series 2016
5 .000 08/01/36 450,236
460,000 (a) California School Finance Authority, California, Charter School
Revenue Bonds, Aspire Public Schools, Refunding Series 2016
5 .000 08/01/46 456,373
1,915,000 (a) California School Finance Authority, Charter School Revenue
Bonds, Arts in Action Charter Schools - Obligated Group, Series
2020A
5 .000 06/01/59 1,585,796
815,000 (a) California School Finance Authority, Charter School Revenue
Bonds, Aspire Public School - Obligated Group,Issue No.6, Series
2020A
5 .000 08/01/52 784,968
235,000 (a) California School Finance Authority, Charter School Revenue
Bonds, Community High School Foundation Inc, Series 2017
5 .000 06/01/47 223,634
410,000 (a),(b) California School Finance Authority, Charter School Revenue
Bonds, Downtown College Prep - Obligated Group, Series 2016
5 .000 06/01/46 246,000
500,000 (a),(b) California School Finance Authority, Charter School Revenue
Bonds, Downtown College Prep - Obligated Group, Series 2016
5 .000 06/01/51 300,000

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
EDUCATION AND CIVIC ORGANIZATIONS (continued)
$ 375,000 (a) California School Finance Authority, Charter School Revenue
Bonds, Kepler Neighborhood School, Series 2017A
5 .750% 05/01/37 $ 379,098
720,000 (a) California School Finance Authority, Charter School Revenue
Bonds, Lifeline Education Charter School Project, Series 2020A
5 .000 07/01/55 687,727
550,000 (a) California School Finance Authority, Charter School Revenue
Bonds, Partnerships to Uplift Communities Project, Refunding
Social Series 2023
5 .500 08/01/43 574,023
285,000 (a) California School Finance Authority, Charter School Revenue
Bonds, Rocketship Education Obligated Group, Series 2016A
5 .000 06/01/36 285,133
250,000 (a) California School Finance Authority, Charter School Revenue
Bonds, Rocketship Education Obligated Group, Series 2017A
5 .250 06/01/52 238,925
280,000 (a) California School Finance Authority, Charter School Revenue
Bonds, Stem Preparatory Schools Obligated Group, Series 2023A
5 .000 06/01/43 283,850
750,000 (a) California School Finance Authority, School Facility Revenue
Bonds, Alliance for College-Ready Public Schools Project, Series
2015A
5 .000 07/01/45 750,124
830,000 (a) California School Finance Authority, School Facility Revenue
Bonds, Alliance for College-Ready Public Schools Project, Series
2016A
5 .000 07/01/46 830,062
5,235,000 (a) California School Finance Authority, School Facility Revenue
Bonds, Alliance for College-Ready Public Schools Project, Series
2016C
5 .250 07/01/52 5,237,307
3,125,000 (a) California School Finance Authority, School Facility Revenue
Bonds, Granada Hills Charter High School Obligated Group,
Series 2019
5 .000 07/01/49 3,066,192
680,000 (a) California School Finance Authority, School Facility Revenue
Bonds, Granada Hills Charter High School Obligated Group,
Series 2021A
4 .000 07/01/48 577,202
545,000 (a) California School Finance Authority, School Facility Revenue
Bonds, Value Schools, Refunding Series 2023A
5 .000 07/01/40 565,622
15,325,000 California State University, Systemwide Revenue Bonds, Series
2017A
5 .000 11/01/47 15,546,379
3,100,000 California State University, Systemwide Revenue Bonds, Series
2018A
5 .000 11/01/43 3,246,953
15,665,000 California State University, Systemwide Revenue Bonds, Series
2018A
5 .000 11/01/48 16,125,675
5,210,000 California State University, Systemwide Revenue Bonds, Series
2019A
5 .000 11/01/49 5,409,253
1,115,000 San Diego County, California, Limited Revenue Obligations,
Sanford Burnham Prebys Medical Discovery Institute, Series
2015A
5 .000 11/01/28 1,117,436
11,620,000 University of California, General Revenue Bonds, Limited Project
Series 2018O
5 .000 05/15/43 12,106,318
20,000,000 (c) University of California, General Revenue Bonds, Series 2025CF 5 .000 05/15/26 20,107,340
20,000,000 (c) University of California, General Revenue Bonds, Series 2025CF 5 .000 11/15/26 20,408,956
TOTAL EDUCATION AND CIVIC ORGANIZATIONS 176,042,036
FINANCIALS - 0.0%
6,811 Cofina Class 2 Trust Tax-Exempt Class 2047, Puerto Rico. Unit
Exchanged From Cusip 74529JAN5
0 .000 08/01/47 2,261
TOTAL FINANCIALS 2,261
HEALTH CARE - 16.4%
17,205,000 California Health Facilities Financing Authority, California,
Revenue Bonds, Sutter Health, Refunding Series 2016B
5 .000 11/15/46 17,368,633
3,815,000 California Health Facilities Financing Authority, California,
Revenue Bonds, Sutter Health, Refunding Series 2017A
5 .000 11/15/48 3,858,975
1,225,000 California Health Facilities Financing Authority, California,
Revenue Bonds, Sutter Health, Series 2018A
5 .000 11/15/36 1,272,680
11,100,000 California Health Facilities Financing Authority, California,
Revenue Bonds, Sutter Health, Series 2018A
5 .000 11/15/48 11,227,947
7,000,000 California Health Facilities Financing Authority, Revenue Bonds,
Cedars-Sinai Health System, Series 2021A
4 .000 08/15/48 6,702,484
3,850,000 California Health Facilities Financing Authority, Revenue Bonds,
Children's Hospital Los Angeles, Series 2017A
5 .000 08/15/47 3,826,935

Portfolio of Investments February 28, 2026
(continued)
California Municipal Bond

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HEALTH CARE (continued)
$ 6,100,000 California Health Facilities Financing Authority, Revenue Bonds,
City of Hope National Medical Center, Series 2012A
4 .000% 11/15/39 $ 6,101,315
7,850,000 California Health Facilities Financing Authority, Revenue Bonds,
City of Hope National Medical Center, Series 2019
4 .000 11/15/45 7,370,085
11,270,000 California Health Facilities Financing Authority, Revenue Bonds,
City of Hope National Medical Center, Series 2019
5 .000 11/15/49 11,310,489
10,750,000 California Health Facilities Financing Authority, Revenue Bonds,
CommonSpirit Health, Series 2020A
4 .000 04/01/40 10,947,719
3,175,000 California Health Facilities Financing Authority, Revenue Bonds,
CommonSpirit Health, Series 2020A
4 .000 04/01/45 3,056,621
35,085,000 California Health Facilities Financing Authority, Revenue Bonds,
CommonSpirit Health, Series 2020A
4 .000 04/01/49 32,622,486
1,825,000 California Health Facilities Financing Authority, Revenue Bonds,
Providence Health & Services, Series 2014B
5 .000 10/01/44 1,826,436
2,000,000 California Infrastructure and Economic Development Bank,
Revenue Bonds, Adventist Health Energy Projects, Series 2024A
5 .000 07/01/44 2,079,838
32,335,000 California Infrastructure and Economic Development Bank,
Revenue Bonds, Adventist Health Energy Projects, Series 2024A
5 .250 07/01/49 33,232,794
5,300,000 California Municipal Finance Authority, Revenue Bonds,
Community Medical Centers, Series 2017A
5 .000 02/01/47 5,320,478
250,000 California Municipal Finance Authority, Revenue Bonds,
Eisenhower Medical Center, Refunding Series 2017A
5 .000 07/01/47 250,730
1,810,000 California Municipal Finance Authority, Revenue Bonds, NorthBay
Healthcare Group, Series 2017A
5 .250 11/01/36 1,823,565
11,500,000 California Municipal Finance Authority, Revenue Bonds, NorthBay
Healthcare Group, Series 2017A
5 .250 11/01/41 11,549,544
6,750,000 California Municipal Finance Authority, Revenue Bonds, NorthBay
Healthcare Group, Series 2017A
5 .000 11/01/47 6,544,717
3,810,000 California Municipal Finance Authority, Revenue Bonds, NorthBay
Healthcare Group, Series 2017A
5 .250 11/01/47 3,811,293
2,950,000 California Municipal Financing Authority, Certificates of
Participation, Palomar Health, Series 2022A
5 .250 11/01/52 3,009,676
2,000,000 California Public Finance Authority, Revenue Bonds, Henry Mayo
Newhall Hospital, Series 2017
5 .000 10/15/47 2,001,509
15,050,000 California Public Finance Authority, Revenue Bonds, Sharp
HealthCare, Series 2017A
5 .000 08/01/47 15,324,064
4,000,000 California Statewide Communities Development Authority,
California, Redlands Community Hospital, Revenue Bonds, Series
2016
5 .000 10/01/46 4,025,627
6,000,000 California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2014A
5 .250 12/01/44 6,008,003
20,750,000 (a) California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2016A
5 .250 12/01/56 20,761,336
8,400,000 (a) California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2018A
5 .500 12/01/58 8,553,533
1,305,000 California Statewide Communities Development Authority,
Revenue Bonds, Adventist Health System/West, Series 2015A
5 .000 03/01/35 1,306,202
10,875,000 California Statewide Communities Development Authority,
Revenue Bonds, Adventist Health System/West, Series 2018A
5 .000 03/01/48 10,966,026
10,000,000 California Statewide Communities Development Authority,
Revenue Bonds, Marin General Hospital, Green Series 2018A
4 .000 08/01/45 9,274,786
1,000,000 California Statewide Community Development Authority,
Certificates of Participation, Methodist Hospital of Southern
California, Series 2018
5 .000 01/01/48 1,016,301
1,365,000 California Statewide Community Development Authority, Health
Revenue Bonds, Enloe Medical Center, Refunding Series 2022A
- AGM Insured
5 .250 08/15/52 1,399,512
5,000,000 Palomar Health System, California, Revenue Bonds, Refunding
Series 2017
5 .000 11/01/42 4,905,401
1,630,000 Upland, California, Certificates of Participation, San Antonio
Regional Hospital, Series 2017
5 .000 01/01/47 1,644,186

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HEALTH CARE (continued)
$ 2,800,000 Washington Township Health Care District, California, Revenue
Bonds, Series 2017A
5 .000% 07/01/42 $ 2,815,191
TOTAL HEALTH CARE 275,117,117
HOUSING/MULTIFAMILY - 15.9%
4,670,000 (a) California Community Housing Agency, California, Essential
Housing Revenue Bonds, Creekwood, Series 2021A
4 .000 02/01/56 3,067,532
15,920,000 (a) California Community Housing Agency, California, Essential
Housing Revenue Bonds, Glendale Properties, Junior Series
2021A-2
4 .000 08/01/47 12,856,987
30,005,000 (a) California Community Housing Agency, California, Essential
Housing Revenue Bonds, Serenity at Larkspur Apartments, Series
2020A
5 .000 02/01/50 22,953,825
560,000 (a) California Community Housing Agency, California, Essential
Housing Revenue Bonds, Summit at Sausalito Apartments, Series
2021A-2
4 .000 02/01/50 423,227
425,000 (a) California Community Housing Agency, California, Essential
Housing Revenue Bonds, The Arbors, Series 2020A
5 .000 08/01/50 407,608
2,850,000 (a) California Community Housing Agency, California, Essential
Housing Revenue Bonds, Verdant at Green Valley Apartments,
Series 2019A
5 .000 08/01/49 2,681,766
25,810,000 (a) California Community Housing Agency, Workforce Housing
Revenue Bonds, Annadel Apartments, Series 2019A
5 .000 04/01/49 20,949,515
10,057,588 California Housing Finance Agency, Municipal Certificate
Revenue Bonds, Class A Series 2019-2
4 .000 03/20/33 10,476,607
11,895,213 California Housing Finance Agency, Municipal Certificate
Revenue Bonds, Class A Series 2021-1
3 .500 11/20/35 12,178,165
1,347,418 California Housing Finance Agency, Municipal Certificate
Revenue Bonds, Class A Series2019-1
4 .250 01/15/35 1,421,185
9,545,386 California Housing Finance Agency, Municipal Certificate
Revenue Bonds, Class A Social Certificates Series 2023-1
4 .375 09/20/36 10,154,113
8,198,424 (d) California Municipal Finance Agency, Municipal Certificates,
Series 2025-2 Class A-1
4 .217 11/20/40 8,333,077
2,900,000 California Municipal Finance Authority, Mobile Home Park
Revenue Bonds, Caritas Projects, Social Series 2024A
5 .000 08/15/59 2,945,781
2,630,000 California Statewide Community Development Authority,
Multifamily Housing Revenue Senior Bonds, Westgate Courtyards
Apartments, Series 2001X-1 - AMBAC Insured, (AMT)
5 .420 12/01/34 2,631,269
23,205,000 (a) CMFA Special Finance Agency I, California, Essential Housing
Revenue Bonds, The Mix at Center City, Series 2021A-2
4 .000 04/01/56 18,225,191
5,675,000 (a) CMFA Special Finance Agency, California, Essential Housing
Revenue Bonds, Enclave Apartments, Senior Series 2022A-1
4 .000 08/01/58 4,400,382
920,000 (a) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, 777 Place-Pomona, Senior Lien Series
2021A-1
3 .600 05/01/47 784,270
8,660,000 (a) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, 777 Place-Pomona, Senior Lien Series
2021A-2
3 .250 05/01/57 6,098,366
5,230,000 (a) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Acacia on Santa Rosa Creek, Senior
Lien Series 2021A
4 .000 10/01/56 4,400,094
2,000,000 (a) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Altana Glendale, Series 2021A-1
3 .500 10/01/46 1,753,528
26,965,000 (a) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Altana Glendale, Series 2021A-2
4 .000 10/01/56 22,465,777
16,355,000 (a) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Center City Anaheim, Series 2020A
5 .000 01/01/54 14,592,824
2,480,000 (a) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Jefferson-Anaheim Series 2021A-1
2 .875 08/01/41 2,402,925
4,640,000 (a) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Jefferson-Anaheim Series 2021A-2
3 .125 08/01/56 3,562,587
19,550,000 (a) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Moda at Monrovia Station, Social Series
2021A-2
4 .000 10/01/56 15,302,946

Portfolio of Investments February 28, 2026
(continued)
California Municipal Bond

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HOUSING/MULTIFAMILY (continued)
$ 1,615,000 (a) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Monterrey Station Apartments, Senior
Lien Series 2021A-1
3 .000% 07/01/43 $ 1,337,895
4,750,000 (a) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Monterrey Station Apartments, Senior
Lien Series 2021A-1
3 .125 07/01/56 3,167,030
395,000 (a) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Orange City Portfolio, Mezzanine Lien
Series 2021B
4 .000 03/01/57 298,266
15,125,000 (a) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Parallel-Anaheim Series 2021A
4 .000 08/01/56 13,900,410
3,765,000 (a) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Pasadena Portfolio Social Bond,
Mezzanine Senior Series 2021B
4 .000 12/01/56 2,872,180
5,730,000 (a) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Union South Bay, Series 2021A-2
4 .000 07/01/56 4,815,987
7,475,000 (a) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Vineyard Gardens Apartments, Senior
Lien Series 2021A
3 .250 10/01/58 5,400,466
2,100,000 (a) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Waterscape Apartments, Mezzanine
Lien Series 2021B
4 .000 09/01/46 1,803,643
3,995,000 (a) CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, Westgate Phase 1-Pasadena
Apartments, Senior Lien Series 2021A-1
3 .000 06/01/47 2,899,736
16,280,000 (a) CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, Westgate Phase 1-Pasadena
Apartments, Senior Lien Series 2021A-2
3 .125 06/01/57 10,044,171
2,100,000 CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Wood Creek Apartments, Mezzanine
Lien Series 2021A-2
4 .000 12/01/58 1,639,703
7,545,000 (a) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Wood Creek Apartments, Senior Lien
Series 2021A-1
3 .000 12/01/49 5,456,994
2,480,000 Los Angeles Housing Authority, California, Multifamily Housing
Revenue Bonds, Clarendon Apartments, Senior Series 2024A
4 .400 12/01/54 2,338,044
4,325,000 Los Angeles Housing Authority, California, Multifamily Housing
Revenue Bonds, Clarendon Apartments, Senior Series 2024A
4 .550 12/01/61 4,234,548
TOTAL HOUSING/MULTIFAMILY 265,678,620
TAX OBLIGATION/GENERAL - 13.0%
1,000,000 Acalanes Union High School District, Contra Costa County,
California, General Obligation Bonds, Refunding Series 2010A
0 .000 08/01/26 991,142
8,000,000 Antioch Unified School District, Contra Costa County, California,
General Obligation Bonds, Election 2024 Series 2024A
4 .000 08/01/47 7,895,826
5,570,000 (e) Bakersfield City School District, Kern County, California, General
Obligation Bonds, Series 2012C
0 .000 05/01/42 4,741,357
2,500,000 California State, General Obligation Bonds, Various Purpose
Series 2016
5 .000 09/01/45 2,514,593
835,000 California State, General Obligation Bonds, Various Purpose
Series 2016
5 .000 09/01/46 839,301
22,700,000 California State, General Obligation Bonds, Various Purpose
Series 2018
5 .000 10/01/47 22,716,215
1,770,000 California State, General Obligation Bonds, Various Purpose
Series 2020
4 .000 11/01/45 1,769,957
5,000,000 California State, General Obligation Bonds, Various Purpose
Series 2025
5 .000 08/01/50 5,411,021
3,385,000 Chino Valley Unified School District, San Bernardino County,
California, General Obligation Bonds, 2016 Election Series
2020B
5 .000 08/01/55 3,511,145
4,900,000 Corona-Norco Unified School District, Riverside County,
California, General Obligation Bonds, Election 2014, Series
2019C
4 .000 08/01/49 4,720,107

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/GENERAL (continued)
$ 2,745,000 Grossmont-Cuyamaca Community College District, California,
General Obligation Bonds, Refunding Series 2018
4 .000% 08/01/47 $ 2,723,128
7,000,000 Hacienda La Puente Unified School District, Los Angeles County,
California, General Obligation Bonds, 2016 Election, Series
2017A
4 .000 08/01/47 6,924,453
30,000 Long Beach Unified School District, Los Angeles County,
California, General Obligation Bonds, Election of 2008, Series
2009A
5 .500 08/01/29 30,331
38,460,000 Los Angeles County, California, Tax and Revenue Anticipation
Notes, Series 2025-26
5 .000 06/30/26 38,828,270
38,160,000 Los Angeles, California, General Obligation Bonds, Tax &
Revenue Anticipation Notes, Series 2025
5 .000 06/25/26 38,492,801
6,225,000 Manteca Unified School District, San Joaquin County, California,
General Obligation Bonds, Election 2014 Series 2017B
4 .000 08/01/42 6,252,030
10,000,000 Marin Healthcare District, Marin County, California, General
Obligation Bonds, 2013 Election, Series 2015A
4 .000 08/01/40 10,002,450
4,040,000 Morgan Hill Unified School District, Santa Clara County,
California, General Obligation Bonds, Election 2012 Series
2017B
4 .000 08/01/47 4,041,216
2,290,000 Mount San Antonio Community College District, Los Angeles
County, California, General Obligation Bonds, Election of 2018,
Series 2019A
5 .000 08/01/44 2,434,488
8,890,000 Mount San Antonio Community College District, Los Angeles
County, California, General Obligation Bonds, Election of 2024,
Series 2025A
5 .250 08/01/55 9,711,832
9,440,000 Paramount Unified School District, Los Angeles County,
California, General Obligation Bonds, Election 2006 Series 2011
6 .375 08/01/45 10,994,583
7,070,089 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
0 .000 07/01/33 5,234,992
6,985,000 Rio Hondo Community College District, California, General
Obligation Bonds, 2024 Election, Series 2025A
5 .250 08/01/55 7,556,849
1,535,000 (e) San Leandro Unified School District, Alameda County, California,
General Obligation Bonds, Election 2006 Series 2010C - AGC
Insured
0 .000 08/01/39 1,631,626
2,000,000 Victor Valley Union High School District, San Bernardino County,
California, General Obligation Bonds, 20008 Election Series
2009A - AGC Insured
5 .750 08/01/31 2,027,179
3,080,000 Washington Township Health Care District, Alameda County,
California, General Obligation Bonds, 2004 Election Series
2013B
5 .000 08/01/43 3,081,402
645,000 Washington Township Health Care District, Alameda County,
California, General Obligation Bonds, 2012 Election Series
2013A
5 .500 08/01/40 649,157
8,640,000 Washington Township Health Care District, Alameda County,
California, General Obligation Bonds, 2012 Election Series
2015B
4 .000 08/01/45 8,639,613
3,500,000 (e) Yosemite Community College District, California, General
Obligation Bonds, Capital Appreciation, Election 2004, Series
2010D
0 .000 08/01/42 3,345,253
TOTAL TAX OBLIGATION/GENERAL 217,712,317
TAX OBLIGATION/LIMITED - 8.3%
1,035,000 Beaumont, California, Special Tax Bonds, Community Facilities
District 93-1 Improvement Area 8D, Series 2018A
5 .000 09/01/48 1,044,995
1,655,000 Bell Community Housing Authority, California, Lease Revenue
Bonds, Series 2005 - AMBAC Insured
5 .000 10/01/36 1,655,518
355,000 Brea and Olinda Unified School District, Orange County,
California, Certificates of Participation Refunding, Series 2002A -
AGM Insured
5 .125 08/01/26 355,675
200,000 Brentwood Infrastructure Financing Authority, California,
Infrastructure Revenue Bonds, Refunding Subordinated Series
2014B
5 .000 09/02/36 200,131
1,760,000 California Community College Financing Authority, Lease
Revenue Bonds, Refunding Series 2003 - AMBAC Insured
0 .000 06/01/33 1,339,585

Portfolio of Investments February 28, 2026
(continued)
California Municipal Bond

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/LIMITED (continued)
$ 2,040,000 California Infrastructure and Economic Development Bank, Lease
Revenue Bonds, California State Teachers Retirement System
Headquarters Expansion, Green Bond-Climate Bond Certified
Series 2019
5 .000% 08/01/44 $ 2,148,848
750,000 California Municipal Finance Authority, Special Tax Revenue
Bonds, Bold Program, Series 2020A
4 .000 09/01/45 700,084
4,325,000 California State Public Works Board, Lease Revenue Bonds,
California Air Resources Board, Southern California Headquarters
- Mary D. Nichols Campus, Green Series 2022D
4 .000 05/01/47 4,330,477
335,000 California Statewide Communities Development Authority,
Statewide Community Infrastructure Program Revenue Bonds,
Series 2011A
8 .000 09/02/41 335,039
945,000 California Statewide Communities Development Authority,
Statewide Community Infrastructure Program Revenue Bonds,
Series 2016B
5 .000 09/02/46 947,581
1,000,000 California Statewide Communities Development Authority,
Statewide Community Infrastructure Program Revenue Bonds,
Series 2018A
5 .000 09/02/47 1,012,268
775,000 City of Dublin, California, Community Facilities District No. 2015-
1, Dublin Crossing, Improvement Area No. 1, Special Tax Bonds,
Series 2017
5 .000 09/01/37 792,931
800,000 Corona, California, Special Tax Bonds, Community Facilities
District 2018-1 Bedford, Series 2018A
5 .000 09/01/43 811,052
1,800,000 Dublin Community Facilities District 2015-1 Dublin Crossing,
California, Special Tax Bonds, Improvement  Area 2, Series 2019
5 .000 09/01/44 1,845,828
1,000,000 Folsom Ranch Financing Authority, California, Special Tax
Revenue Bonds, Folsom Community Facilities District 19 Mangini
Ranch, Series 2019
5 .000 09/01/49 1,012,500
1,000,000 Huntington Beach, California, Special Tax Bonds, Community
Facilities District 2003-1 Huntington Center, Refunding Series
2013
5 .375 09/01/33 1,001,624
4,585,000 Irvine Facilities Financing Authority, California, Special Tax
Revenue Bonds, Great Park Infrastructure Project Series 2023A
5 .000 09/01/42 5,153,970
1,400,000 Lammersville Joint Unified School District, San Joaquin County,
California, Special Tax Bonds, Community Facilities District 2014-
1 Improvement Area 1 Mountain House School Facilities, Series
2017
5 .000 09/01/47 1,408,699
980,000 Lathrop, California, Limited Obligation Improvement Bonds,
Crossroads Assessment District, Series 2015
5 .000 09/02/40 983,894
1,000,000 Los Angeles County Facilities Inc, California, Lease Revenue
Bonds, Vermont Corridor County Administration Building, Series
2018A
5 .000 12/01/51 1,024,136
5,075,000 Los Angeles County Metropolitan Transportation Authority,
California, Proposition C Sales Tax Revenue Bonds, Green Senior
Lien Series 2019A
5 .000 07/01/44 5,314,800
7,000,000 Los Angeles County Public Works Financing Authority, California,
Lease Revenue Bonds, Series 2019E-1
5 .000 12/01/44 7,410,951
5,920,000 Los Angeles County Public Works Financing Authority, California,
Lease Revenue Bonds, Series 2025J
5 .250 12/01/50 6,459,311
325,000 Menifee, California, Special Tax Bonds, Community Facilities
District 2021-1, Banner Park Series 2023A
5 .000 09/01/48 332,482
1,455,000 Modesto, California, Special Tax Bonds, Community Facilities
District 2004-1 Village One 2, Refunding Series 2014
5 .000 09/01/28 1,457,954
3,250,000 Oakland Redevelopment Successor Agency, California, Tax
Allocation Bonds, Refunding Subordinated Series 2015-TE - AGM
Insured
5 .000 09/01/35 3,256,191
3,215,000 Oakland Redevelopment Successor Agency, California, Tax
Allocation Bonds, Refunding Subordinated Series 2015-TE - AGM
Insured
5 .000 09/01/36 3,220,688
255,000 Orange County, California, Special Tax Bonds, Community
Facilities District 2015-1 Esencia Village, Series 2015A
5 .250 08/15/45 255,346
27,597,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
0 .000 07/01/46 9,926,933

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/LIMITED (continued)
$ 27,031,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
5 .000% 07/01/58 $ 26,531,697
5,920,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Taxable Restructured Cofina Project Series 2019A-2
4 .536 07/01/53 5,554,621
7,525,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Taxable Restructured Cofina Project Series 2019A-2
4 .784 07/01/58 7,291,065
525,000 (c) Rialto Community Facilities District 2024-1, California,
(Renaissance) Special Tax Bond, Series 2026
5 .000 09/01/51 536,914
500,000 (c) Rialto Community Facilities District 2024-1, California,
(Renaissance) Special Tax Bond, Series 2026
5 .000 09/01/55 508,362
4,180,000 River Islands Public Financing Authority, California, Special Tax
Bonds, Community Facilities District 2003-1 Improvement Area 1,
Refunding Series 2022A-1 - AGM Insured
5 .250 09/01/52 4,436,071
415,000 Riverside Unified School District, Riverside County, California,
Special Tax Bonds, Community Facilities District 32, Series 2020
4 .000 09/01/45 386,869
3,390,000 San Francisco Bay Area Rapid Transit District, California, Sales Tax
Revenue Bonds, Series 2019A
4 .000 07/01/38 3,422,813
350,000 San Francisco City and County Redevelopment Agency
Successor Agency, California, Special Tax Bonds, Community
Facilities District 7, Hunters Point Shipyard Phase One
Improvements, Refunding Series 2014
5 .000 08/01/39 351,806
40,000 Signal Hill Redevelopment Agency, California, Project 1 Tax
Allocation Bonds, Series 2011
7 .000 10/01/26 40,135
2,235,000 Stockton Public Financing Authority, California, Revenue Bonds,
Arch Road East Community Facility District 99-02, Series 2018A
5 .000 09/01/43 2,275,923
380,000 Stockton, California, Special Tax Bonds, Community Facilities
District 2018-2 Westlake Villages II Improvement Area 2, Series
2024
5 .000 09/01/44 390,875
525,000 Stockton, California, Special Tax Bonds, Community Facilities
District 2018-2 Westlake Villages II Improvement Area 2, Series
2024
5 .000 09/01/49 526,483
650,000 Stockton, California, Special Tax Bonds, Community Facilities
District 2018-2 Westlake Villages II Improvement Area 2, Series
2024
5 .000 09/01/54 646,591
105,000 (a) Temecula Public Financing Authority, California, Special Tax
Bonds, Community Facilities District 16-01, Series 2017
6 .125 09/01/37 108,984
1,345,000 Tracy, California, Special Tax Bonds, Community Facilities District
2016-1 Tracy Hills,  Improvement Area 2, Series 2023
5 .625 09/01/43 1,438,445
3,120,000 Transbay Joint Powers Authority, California, Tax Allocation Bonds,
Senior Green Series 2020A
5 .000 10/01/45 3,160,385
625,000 Val Verde Unified School District, California, Special Tax Bonds,
Community Facilities District 2018-2, Stratford Improvement Area
2 Series 2023
5 .000 09/01/48 640,093
7,600,000 Vista Community Development Commission Taxable Non-
Housing Tax Allocation Revenue Bonds, California, Vista
Redevelopment Project, Series 2011
6 .000 09/01/33 7,624,243
7,920,000 Vista Community Development Commission Taxable Non-
Housing Tax Allocation Revenue Bonds, California, Vista
Redevelopment Project, Series 2011
6 .125 09/01/37 7,945,015
TOTAL TAX OBLIGATION/LIMITED 139,556,881
TRANSPORTATION - 18.7%
4,375,000 Burbank-Glendale-Pasadena Airport Authority, California, Airport
Revenue Bonds, Senior Series 2024B - AGM Insured, (AMT)
4 .375 07/01/49 4,290,782
18,840,000 Foothill/Eastern Transportation Corridor Agency, California, Toll
Road Revenue Bonds, Refunding Senior Lien Series 2021A
4 .000 01/15/46 18,505,155
5,050,000 Los Angeles Department of Airports, California, Revenue Bonds,
Los Angeles International Airport, Green Series 2022G, (AMT)
5 .000 05/15/52 5,155,207
1,550,000 Los Angeles Department of Airports, California, Revenue Bonds,
Los Angeles International Airport, Refunding & Subordinate
Series 2022C, (AMT)
4 .000 05/15/37 1,599,838
1,250,000 Los Angeles Department of Airports, California, Revenue Bonds,
Los Angeles International Airport, Refunding & Subordinate
Series 2022C, (AMT)
4 .000 05/15/38 1,281,288

Portfolio of Investments February 28, 2026
(continued)
California Municipal Bond

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TRANSPORTATION (continued)
$ 1,930,000 Los Angeles Department of Airports, California, Revenue Bonds,
Los Angeles International Airport, Refunding & Subordinate
Series 2022C, (AMT)
4 .000% 05/15/39 $ 1,968,259
2,255,000 Los Angeles Department of Airports, California, Revenue Bonds,
Los Angeles International Airport, Refunding Subordinate Lien
Private Activity Series 2021A, (AMT)
5 .000 05/15/46 2,337,138
6,925,000 Los Angeles Department of Airports, California, Revenue Bonds,
Los Angeles International Airport, Subordinate Lien Series
2016B, (AMT)
5 .000 05/15/46 6,934,397
24,440,000 Los Angeles Department of Airports, California, Revenue Bonds,
Los Angeles International Airport, Subordinate Lien Series
2018C, (AMT)
5 .000 05/15/44 24,849,331
2,000,000 Los Angeles Department of Airports, California, Revenue Bonds,
Los Angeles International Airport, Subordinate Lien Series
2019D, (AMT)
5 .000 05/15/30 2,136,539
2,415,000 Los Angeles Department of Airports, California, Revenue Bonds,
Los Angeles International Airport, Subordinate Lien Series
2019D, (AMT)
5 .000 05/15/34 2,560,482
1,695,000 Los Angeles Department of Airports, California, Revenue Bonds,
Los Angeles International Airport, Subordinate Lien Series
2019D, (AMT)
5 .000 05/15/35 1,792,739
3,500,000 Los Angeles Department of Airports, California, Revenue Bonds,
Los Angeles International Airport, Subordinate Lien Series
2019D, (AMT)
5 .000 05/15/39 3,655,311
3,600,000 Los Angeles Department of Airports, California, Revenue Bonds,
Los Angeles International Airport, Subordinate Lien Series 2019F,
(AMT)
5 .000 05/15/37 3,812,547
10,000,000 Los Angeles Department of Airports, California, Revenue Bonds,
Los Angeles International Airport, Subordinate Lien Series 2019F,
(AMT)
5 .000 05/15/44 10,306,507
9,680,000 Los Angeles Department of Airports, California, Revenue Bonds,
Los Angeles International Airport, Subordinate Lien Series
2021D, (AMT)
5 .000 05/15/37 10,660,995
6,995,000 Los Angeles Department of Airports, California, Revenue Bonds,
Los Angeles International Airport, Subordinate Lien Series
2022A, (AMT)
5 .000 05/15/45 7,349,186
1,000,000 Los Angeles Department of Airports, California, Revenue Bonds,
Los Angeles International Airport, Subordinate Lien Series
2022A, (AMT)
4 .000 05/15/49 923,132
16,305,000 Riverside County Transportation Commission, California, Toll
Revenue Second Lien Bonds, RCTC 91 Express Lanes, Refunding
Series 2021C
4 .000 06/01/47 15,057,751
3,085,000 Riverside County Transportation Commission, California, Toll
Revenue Senior Lien Bonds, RCTC 91 Express Lanes, Refunding
Series 2021B-1
4 .000 06/01/40 3,136,053
10,815,000 Riverside County Transportation Commission, California, Toll
Revenue Senior Lien Bonds, RCTC 91 Express Lanes, Refunding
Series 2021B-1
4 .000 06/01/46 10,139,516
4,230,000 San Diego County Regional Airport Authority, California, Airport
Revenue Bonds, International Senior Series 2023B, (AMT)
5 .000 07/01/48 4,393,689
10,000,000 San Diego County Regional Airport Authority, California, Airport
Revenue Bonds, International Senior Series 2023B, (AMT)
5 .250 07/01/58 10,405,933
2,625,000 San Diego County Regional Airport Authority, California, Airport
Revenue Bonds, Subordinate Series 2017A
5 .000 07/01/47 2,663,453
2,000,000 San Diego County Regional Airport Authority, California, Airport
Revenue Bonds, Subordinate Series 2017A, (AMT)
5 .000 07/01/47 2,013,016
4,000,000 San Diego County Regional Airport Authority, California, Airport
Revenue Bonds, Subordinate Series 2019B, (AMT)
5 .000 07/01/49 4,052,474
2,500,000 San Diego County Regional Airport Authority, California, Airport
Revenue Bonds, Subordinate Series 2021B, (AMT)
5 .000 07/01/46 2,579,820
7,000,000 San Diego County Regional Airport Authority, California, Airport
Revenue Bonds, Subordinate Series 2021B, (AMT)
5 .000 07/01/51 7,113,986

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TRANSPORTATION (continued)
$ 14,120,000 San Francisco Airport Commission, California, Revenue Bonds,
San Francisco International Airport, Governmental Purpose
Second Series 2017B
5 .000% 05/01/47 $ 14,323,972
5,150,000 San Francisco Airport Commission, California, Revenue Bonds,
San Francisco International Airport, Refunding Second Series
2019A, (AMT)
5 .000 05/01/44 5,306,074
3,515,000 San Francisco Airport Commission, California, Revenue Bonds,
San Francisco International Airport, Refunding Second Series
2019A, (AMT)
5 .000 05/01/49 3,569,305
16,055,000 San Francisco Airport Commission, California, Revenue Bonds,
San Francisco International Airport, Refunding Second Series
2023C, (AMT)
5 .500 05/01/41 18,221,632
2,175,000 San Francisco Airport Commission, California, Revenue Bonds,
San Francisco International Airport, Refunding Second Series
2024A, (AMT)
5 .250 05/01/49 2,303,752
17,855,000 San Francisco Airport Commission, California, Revenue Bonds,
San Francisco International Airport, Second Series 2016B, (AMT)
5 .000 05/01/46 17,874,373
7,170,000 San Francisco Airport Commission, California, Revenue Bonds,
San Francisco International Airport, Second Series 2018D, (AMT)
5 .000 05/01/43 7,358,805
9,315,000 San Francisco Airport Commission, California, Revenue Bonds,
San Francisco International Airport, Second Series 2018D, (AMT)
5 .000 05/01/48 9,423,576
1,025,000 San Francisco Airport Commission, California, Revenue Bonds,
San Francisco International Airport, Second Series 2019E, (AMT)
5 .000 05/01/40 1,075,635
2,330,000 San Francisco Airport Commission, California, Revenue Bonds,
San Francisco International Airport, Second Series 2025A, (AMT)
5 .250 05/01/55 2,458,429
6,130,000 San Francisco Airport Commission, California, Revenue Bonds,
San Francisco International Airport, Second Series 2025A, (AMT)
5 .500 05/01/55 6,600,950
16,000,000 San Francisco Airport Commission, California, Revenue Bonds,
San Francisco International Airport, Second Series 2025D, (AMT)
5 .250 05/01/55 16,881,914
10,000,000 San Francisco Airports Commission, California, Revenue Bonds,
San Francisco International Airport, Second Series 2016B, (AMT)
5 .000 05/01/41 10,023,092
5,000,000 San Francisco Airports Commission, California, Revenue Bonds,
San Francisco International Airport, Second Series 2017A, (AMT)
5 .000 05/01/47 5,035,873
18,500,000 San Francisco Airports Commission, California, Revenue Bonds,
San Francisco International Airport, Second Series 2019E, (AMT)
5 .000 05/01/45 18,978,915
1,595,000 San Joaquin Hills Transportation Corridor Agency, Orange
County, California, Toll Road Revenue Bonds, Refunding Junior
Lien Series 2014B
5 .250 01/15/44 1,596,184
TOTAL TRANSPORTATION 312,707,005
U.S. GUARANTEED - 0.2% (f)
1,235,000 California Health Facilities Financing Authority, Revenue Bonds,
CommonSpirit Health, Series 2020A, (Pre-refunded 4/01/30)
4 .000 04/01/49 1,336,361
265,000 (a) California School Finance Authority, Charter School Revenue
Bonds, Community High School Foundation Inc, Series 2017,
(Pre-refunded 6/01/27)
5 .000 06/01/47 273,537
500,000 Corona-Norco Unified School District, Riverside County,
California, General Obligation Bonds, Capital Appreciation,
Election 2006 Refunding Series 2009C, (Pre-refunded 8/01/27) -
AGM Insured
6 .800 08/01/39 532,776
545,000 Los Angeles Department of Airports, California, Revenue Bonds,
Los Angeles International Airport, Subordinate Lien Series
2021D, (Pre-refunded 11/15/31), (AMT)
5 .000 05/15/37 617,726
5,000 San Francisco Airport Commission, California, Revenue Bonds,
San Francisco International Airport, Second Series 2018D, (Pre-
refunded 5/01/28), (AMT)
5 .000 05/01/48 5,199
TOTAL U.S. GUARANTEED 2,765,599

Portfolio of Investments February 28, 2026
(continued)
California Municipal Bond

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES - 16.0%
$ 12,110,000 (d) California Community Choice Financing Authority, Clean Energy
Project Revenue Bonds, Green Series 2023E, (Mandatory Put
9/01/32)
5 .000% 02/01/55 $ 13,254,853
2,890,000 (d) California Community Choice Financing Authority, Clean Energy
Project Revenue Bonds, Green Series 2024A, (Mandatory Put
4/01/32)
5 .000 05/01/54 3,152,687
22,830,000 (d) California Community Choice Financing Authority, Clean Energy
Project Revenue Bonds, Green Series 2024B, (Mandatory Put
12/01/32)
5 .000 01/01/55 24,141,282
14,365,000 (d) California Community Choice Financing Authority, Clean Energy
Project Revenue Bonds, Green Series 2024C, (Mandatory Put
10/01/32)
5 .000 08/01/55 15,551,385
20,000,000 (d) California Community Choice Financing Authority, Clean Energy
Project Revenue Bonds, Green Series 2025D, (Mandatory Put
7/01/34)
5 .000 10/01/55 21,325,366
5,000,000 (a) California Pollution Control Financing Authority, Water
Furnishing Revenue Bonds, Poseidon Resources Channelside LP
Desalination Project, Series 2012, (AMT)
5 .000 07/01/37 5,019,112
18,060,000 (a) California Pollution Control Financing Authority, Water
Furnishing Revenue Bonds, Poseidon Resources Channelside LP
Desalination Project, Series 2012, (AMT)
5 .000 11/21/45 18,083,395
4,405,000 (a) California Pollution Control Financing Authority, Water Furnishing
Revenue Bonds, San Diego County Water Authority Desalination
Project Pipeline, Refunding Series 2019
5 .000 07/01/39 4,567,636
11,270,000 (d) Central Valley Energy Authority, California, Commodity Supply
Revenue Bonds, Series 2025, (Mandatory Put 8/01/35)
5 .000 12/01/55 12,517,767
6,525,000 Los Angeles Department of Water and Power, California, Power
System Revenue Bonds, Series 2017A
5 .000 07/01/42 6,606,794
8,430,000 Los Angeles Department of Water and Power, California, Power
System Revenue Bonds, Series 2017C
5 .000 07/01/47 8,523,983
4,770,000 Los Angeles Department of Water and Power, California, Power
System Revenue Bonds, Series 2019A
5 .000 07/01/45 4,915,912
32,975,000 Los Angeles Department of Water and Power, California, Power
System Revenue Bonds, Series 2020B
5 .000 07/01/50 33,895,108
6,065,000 Los Angeles Department of Water and Power, California, Power
System Revenue Bonds, Series 2021B
5 .000 07/01/51 6,242,669
2,040,000 Los Angeles Department of Water and Power, California, Power
System Revenue Bonds, Series 2022B
5 .000 07/01/47 2,152,305
5,165,000 Los Angeles Department of Water and Power, California, Power
System Revenue Bonds, Series 2022C
5 .000 07/01/52 5,336,116
5,000,000 Los Angeles Department of Water and Power, California, Power
System Revenue Bonds, Series 2023D
5 .000 07/01/43 5,454,080
5,000,000 Los Angeles Department of Water and Power, California, Power
System Revenue Bonds, Series 2023E
5 .000 07/01/53 5,198,137
465,000 Los Angeles Department of Water and Power, California, Power
System Revenue Bonds, Series 2025A - BAM Insured
5 .000 07/01/53 488,275
6,640,000 Los Angeles Department of Water and Power, California, Water
System Revenue Bonds, Series 2022D
5 .000 07/01/52 6,876,433
7,000,000 Los Angeles Department of Water and Power, California,
Waterworks Revenue Bonds, Series 2020C
5 .000 07/01/40 7,491,090
9,990,000 Los Angeles Department of Water and Power, California,
Waterworks Revenue Bonds, Series 2020C
5 .000 07/01/41 10,659,827
2,215,000 Pico Rivera Water Authority, California, Revenue Bonds,
Refunding Water System Project, Series 1999A - NPFG Insured
5 .500 05/01/29 2,313,087
2,180,000 (a) Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2020A
5 .000 07/01/47 2,184,888
250,000 (a) Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2021A
4 .000 07/01/42 242,823
5,110,000 (a) Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2021B
4 .000 07/01/42 4,963,304
5,000,000 San Francisco City and County Public Utilities Commission,
California, Water Revenue Bonds, Regional Water & Local Water,
Series 2025D
5 .000 11/01/55 5,344,195

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES (continued)
$ 900,000 San Joaquin County, California, Revenue Bonds, CSA County
Service Area 31, Refunding Series 2018A
5 .000% 08/01/42 $ 910,799
7,145,000 (d) San Joaquin Valley Clean Energy Authority, California, Clean
Energy Project Revenue Bonds, Green Series 2025A, (Mandatory
Put 7/01/35)
5 .500 01/01/56 8,145,218
3,520,000 (d) Southern California Public Power Authority, California, Revenue
Bonds, Clean Energy Project Revenue Bonds, Series 2024A,
(Mandatory Put 9/01/30)
5 .000 04/01/55 3,788,957
17,000,000 Southern California Public Power Authority, Southern
Transmission System Renewal Project Revenue Bonds, Series
2023-1A
5 .000 07/01/48 17,930,447
TOTAL UTILITIES 267,277,930
TOTAL MUNICIPAL BONDS
(Cost $1,673,454,856) 1,657,189,741
TOTAL LONG-TERM INVESTMENTS
(Cost $1,673,454,856) 1,657,189,741
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  2.0%
X 33,200,000 MUNICIPAL BONDS - 2.0%   X –
EDUCATION AND CIVIC ORGANIZATIONS - 0.5%
$ 7,400,000 (g) University of California, General Revenue Bonds, Variable Rate
Demand Obligation, Series 2023BP-2
1 .260 05/15/48 $ 7,400,000
TOTAL EDUCATION AND CIVIC ORGANIZATIONS 7,400,000
TAX OBLIGATION/GENERAL - 1.5%
25,800,000 (g) California State, General Obligation Bonds, High Speed
Passenger Train, Series 2024A-2
1 .050 05/01/53 25,800,000
TOTAL TAX OBLIGATION/GENERAL 25,800,000
TOTAL MUNICIPAL BONDS
(Cost $33,200,000) 33,200,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $33,200,000) 33,200,000
TOTAL INVESTMENTS - 101.0%
(Cost $1,706,654,856) 1,690,389,741
OTHER ASSETS & LIABILITIES, NET - (1.0)% (17,113,615)
NET ASSETS - 100% $ 1,673,276,126
AMT Alternative Minimum Tax
(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the fiscal period, the aggregate value of these securities is $297,125,091 or 17.6% of Total Investments.
(b) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(c) When-issued or delayed delivery security.
(d) Floating or variable rate security includes the reference rate and spread, when applicable.  For mortgage-backed or asset-backed securities the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(e) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding.
The rate shown is the coupon as of the end of the fiscal period.
(f) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(g) Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment. The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.

Portfolio of Investments February 28, 2026
Connecticut Municipal Bond
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 94.5%
X 229,802,318 MUNICIPAL BONDS - 94.5%   X –
CONSUMER DISCRETIONARY - 0.4%
$ 1,000,000 Virgin Islands Hotel Development Financing Corporation, Hotel
Revenue Bonds Frenchmanas Reef Hotel Acquisition Project,
Senior Lien Series 2025A-1
5 .750% 02/01/45 $ 1,011,963
TOTAL CONSUMER DISCRETIONARY 1,011,963
EDUCATION AND CIVIC ORGANIZATIONS - 19.6%
340,000 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Area Cooperative Educational Services Series 2025C
5 .000 07/01/42 376,852
285,000 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Area Cooperative Educational Services Series 2025C
5 .000 07/01/43 313,293
1,885,000 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Fairfield University, Series 2016Q-1
5 .000 07/01/46 1,890,232
750,000 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Fairfield University, Series 2017R
4 .000 07/01/47 702,131
2,500,000 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Fairfield University, Series 2022U
4 .000 07/01/52 2,260,939
400,000 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Fairfield University, Series 2025V
5 .000 07/01/42 451,177
350,000 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Fairfield University, Series 2025V
5 .000 07/01/44 386,181
1,000,000 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Fairfield University, Series 2025V
5 .250 07/01/47 1,091,596
1,545,000 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Hopkins School, Series 2022E
5 .250 07/01/47 1,664,196
1,000,000 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Hopkins School, Series 2022E
5 .000 07/01/53 1,034,861
1,130,000 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Loomis Chaffe School, Series 2023L
4 .000 07/01/43 1,143,006
5,095,000 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Quinnipiac University, Refunding Series 2015L
5 .000 07/01/45 5,097,943
1,750,000 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Quinnipiac University, Series 2016M
5 .000 07/01/35 1,758,924
2,000,000 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Quinnipiac University, Series 2023N
5 .000 07/01/48 2,075,530
1,000,000 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Quinnipiac University, Series 2023O
5 .000 07/01/35 1,181,847
375,000 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Quinnipiac University, Series 2023O
5 .000 07/01/36 439,058
5,110,000 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Sacred Heart University, Series 2017I-1
5 .000 07/01/42 5,200,001
2,000,000 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Sacred Heart University, Series 2020K
5 .000 07/01/40 2,133,931
3,465,000 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Sacred Heart University, Series L
5 .000 07/01/42 3,747,754
790,000 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, The Taft School Issue, Series 2021L
3 .000 07/01/41 726,544
2,210,000 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, The Taft School Issue, Series 2021L
3 .000 07/01/46 1,794,811
1,500,000 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Trinity College, Series 2020R
4 .000 06/01/45 1,451,538
4,000,000 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Trinity College, Series 2021S
4 .000 06/01/46 3,838,086
1,175,000 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Trinity College, Series 2021S
4 .000 06/01/51 1,058,074
750,000 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Trinity College, Series 2026T-1
5 .000 06/01/49 797,363
1,900,000 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, University of Hartford, Series 2022P
5 .375 07/01/52 1,788,193
2,000,000 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, University of New Haven, Series 2018K-1
5 .000 07/01/37 2,035,790

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
EDUCATION AND CIVIC ORGANIZATIONS (continued)
$ 1,200,000 University of Connecticut, Student Fee Revenue Bonds, Special
Obligation Series 2023A
5 .250% 11/15/48 $ 1,306,248
TOTAL EDUCATION AND CIVIC ORGANIZATIONS 47,746,099
HEALTH CARE - 15.9%
1,000,000 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Connecticut Childrens Medical Center and Subsidiaries,
Series 2023E
5 .250 07/15/48 1,060,046
5,160,000 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Connecticut Childrens Medical Center and Subsidiaries,
Series 2023E
4 .250 07/15/53 4,885,721
2,250,000 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Fairfield University, Series 2026A
5 .000 07/01/46 2,387,845
695,000 (a) Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Griffin Hospital, Series 2020G-1
5 .000 07/01/39 705,364
1,085,000 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Hartford HealthCare Issue, Series 2020A
4 .000 07/01/40 1,090,985
3,000,000 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Hartford HealthCare Issue, Series 2021A - BAM Insured
4 .000 07/01/51 2,794,522
3,000,000 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Hartford Healthcare, Series 2026A
5 .500 07/01/51 3,255,817
1,995,000 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Middlesex Hospital, Series 2015O
5 .000 07/01/36 1,997,575
2,455,000 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Nuvance Health Series 2019A
4 .000 07/01/34 2,506,774
2,860,000 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Nuvance Health Series 2019A
4 .000 07/01/41 2,855,436
6,020,000 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Nuvance Health Series 2019A - BAM Insured
4 .000 07/01/49 5,688,462
1,500,000 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Stamford Hospital, Forward Delivery Series 2022M
4 .000 07/01/42 1,464,712
1,885,000 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Stamford Hospital, Series 2016K
4 .000 07/01/46 1,736,166
2,350,000 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Trinity Health Credit Group, Series 2016CT
5 .000 12/01/41 2,360,523
2,000,000 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Trinity Health Credit Group, Series 2016CT
5 .000 12/01/45 2,005,681
985,000 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Yale-New Haven Health Issue, Series 2024A
5 .000 07/01/45 1,064,044
795,000 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Yale-New Haven Health Issue, Series 2024A
5 .000 07/01/47 845,969
TOTAL HEALTH CARE 38,705,642
HOUSING/MULTIFAMILY - 0.7%
1,890,000 Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Series 2019B-1
3 .300 11/15/39 1,788,871
TOTAL HOUSING/MULTIFAMILY 1,788,871
HOUSING/SINGLE FAMILY - 2.0%
1,440,000 Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Green Series 2021B-3
2 .150 11/15/41 1,115,879
1,560,000 Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Green Series 2021B-3
2 .300 11/15/46 1,068,316
190,000 Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Series 2020E-3
1 .850 05/15/38 147,607
1,430,000 Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Social Series 2024A
4 .600 11/15/49 1,436,026
1,000,000 Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Social Series 2025C-1
4 .650 11/15/40 1,062,308
TOTAL HOUSING/SINGLE FAMILY 4,830,136

Portfolio of Investments February 28, 2026
(continued)
Connecticut Municipal Bond

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM CARE - 5.5%
$ 1,100,000 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Duncaster, Inc., Series 2014A
5 .000% 08/01/44 $ 1,100,052
2,600,000 (a) Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Healthcare Facility Expansion Church Home of Hartford
Inc. Project, Series 2016A
5 .000 09/01/46 2,577,021
900,000 (a) Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Mary Wade Home Issue, Series 2019A-1
4 .500 10/01/34 880,342
200,000 (a) Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Mary Wade Home Issue, Series 2019A-1
5 .000 10/01/54 160,102
4,365,000 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Masonicare Issue, Series 2016F
5 .000 07/01/37 4,379,090
2,650,000 (a) Connecticut Health and Educational Facilities Authority, Revenue
Bonds, McLean Affiliates, Series 2020A
5 .000 01/01/45 2,448,078
730,000 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, The Jerome Home Issue, Series 2021E
4 .000 07/01/41 695,494
1,250,000 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, The Jerome Home Issue, Series 2021E
4 .000 07/01/51 1,014,297
TOTAL LONG-TERM CARE 13,254,476
TAX OBLIGATION/GENERAL - 20.6%
2,000,000 Bridgeport, Connecticut, General Obligation Bonds, Series
2016D - AGM Insured
5 .000 08/15/41 2,012,738
1,000,000 Bridgeport, Connecticut, General Obligation Bonds, Series
2024A - BAM Insured
5 .000 07/01/44 1,092,397
1,000,000 Connecticut Housing Finance Authority, State Supported Special
Obligation Bonds, Series 2021-27
2 .400 06/15/41 796,386
1,000,000 Connecticut Housing Finance Authority, State Supported Special
Obligation Bonds, Series 2021-27
2 .550 06/15/46 724,948
960,000 Connecticut Housing Finance Authority, State Supported Special
Obligation Bonds, Series 2021-28
2 .375 06/15/40 795,466
1,000,000 Connecticut State, General Obligation Bonds, Series 2017A 5 .000 04/15/34 1,028,008
3,270,000 Connecticut State, General Obligation Bonds, Series 2017A 5 .000 04/15/35 3,358,877
1,510,000 Connecticut State, General Obligation Bonds, Series 2018A 5 .000 04/15/37 1,579,105
1,325,000 Connecticut State, General Obligation Bonds, Series 2018C 5 .000 06/15/38 1,386,839
1,450,000 Connecticut State, General Obligation Bonds, Series 2019A 4 .000 04/15/37 1,492,633
650,000 Connecticut State, General Obligation Bonds, Series 2019A 5 .000 04/15/39 689,375
2,000,000 Connecticut State, General Obligation Bonds, Series 2020A 4 .000 01/15/37 2,074,236
2,000,000 Connecticut State, General Obligation Bonds, Series 2021A -
BAM Insured
3 .000 01/15/40 1,879,120
500,000 Connecticut State, General Obligation Bonds, Series 2024D 4 .000 05/01/41 519,542
2,000,000 Connecticut State, General Obligation Bonds, Series 2024D 5 .000 05/01/42 2,246,050
1,000,000 Connecticut State, General Obligation Bonds, Series 2024D 5 .000 05/01/44 1,094,840
2,000,000 Connecticut State, General Obligation Bonds, Series 2025C 5 .000 08/15/44 2,222,725
2,085,000 Connecticut State, General Obligation Bonds, Series 2025C 5 .000 08/15/45 2,291,300
225,000 Connecticut State, General Obligation Bonds, Social Series
2024G
3 .000 11/15/43 199,344
300,000 East Haddam, Connecticut, General Obligation Bonds, Series
2020A
3 .000 12/01/37 298,539
325,000 East Lyme, Connecticut, General Obligation Bonds, Series 2020 3 .000 07/15/40 299,067
1,035,000 Hartford County Metropolitan District, Connecticut, General
Obligation Bonds, Series 2018
5 .000 07/15/35 1,093,924
1,075,000 Hartford County Metropolitan District, Connecticut, General
Obligation Bonds, Series 2019A
4 .000 07/15/39 1,102,639
3,000,000 Hartford County Metropolitan District, Connecticut, General
Obligation Bonds, Series 2023
4 .000 08/01/43 3,080,880
2,285,000 Naugatuck, Connecticut, General Obligation Bonds, Tax
Increment Series 2023
5 .250 10/15/48 2,440,986
1,000,000 Naugatuck, Connecticut, General Obligation Bonds, Tax
Increment Series 2023
4 .625 10/15/53 1,010,922
5,000,000 New Britain, Connecticut, General Obligation Bonds, Series
2022A - BAM Insured
5 .000 03/01/47 5,219,084
1,000,000 New Haven, Connecticut, General Obligation Bonds, Refunding
Series 2016A - AGM Insured
5 .000 08/15/36 1,009,495
1,035,000 Oxford, Connecticut, General Obligation Bonds, Series 2019A 4 .000 08/01/39 1,048,078

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/GENERAL (continued)
$ 2,370,000 Stratford, Connecticut, General Obligation Bonds, Series 2017 -
BAM Insured
4 .000% 01/01/39 $ 2,382,808
555,000 Waterbury, Connecticut, General Obligation Bonds, Lot A Series
2015 - BAM Insured
5 .000 08/01/30 556,155
485,000 Waterbury, Connecticut, General Obligation Bonds, Lot A Series
2015 - BAM Insured
5 .000 08/01/31 486,006
765,000 Waterbury, Connecticut, General Obligation Bonds, Lot A Series
2015 - BAM Insured
5 .000 08/01/32 766,567
555,000 Waterbury, Connecticut, General Obligation Bonds, Lot A Series
2015 - BAM Insured
5 .000 08/01/33 556,112
555,000 Waterbury, Connecticut, General Obligation Bonds, Lot A Series
2015 - BAM Insured
5 .000 08/01/34 556,091
750,000 West Haven, Connecticut, General Obligation Bonds, Series
2020 - BAM Insured
4 .000 03/15/40 763,262
TOTAL TAX OBLIGATION/GENERAL 50,154,544
TAX OBLIGATION/LIMITED - 20.0%
1,605,000 Connecticut Higher Education Supplemental Loan Authority,
State Supported Revenue Bonds, CHESLA Loan Program, Series
2020B, (AMT)
3 .250 11/15/36 1,552,869
1,000,000 Connecticut State, Special Tax Obligation Bonds, Transportation
Infrastructure Purposes Series 2016A
5 .000 09/01/32 1,013,232
3,500,000 Connecticut State, Special Tax Obligation Bonds, Transportation
Infrastructure Purposes Series 2016A
5 .000 09/01/33 3,545,160
2,000,000 Connecticut State, Special Tax Obligation Bonds, Transportation
Infrastructure Purposes Series 2018A
5 .000 01/01/37 2,077,685
2,000,000 Connecticut State, Special Tax Obligation Bonds, Transportation
Infrastructure Purposes Series 2018A
5 .000 01/01/38 2,074,271
1,500,000 Connecticut State, Special Tax Obligation Bonds, Transportation
Infrastructure Purposes, Series 2021A
4 .000 05/01/40 1,545,816
2,080,000 Connecticut State, Special Tax Obligation Bonds, Transportation
Infrastructure Purposes, Series 2023A
5 .250 07/01/44 2,322,884
3,350,000 Connecticut State, Special Tax Obligation Bonds, Transportation
Infrastructure Purposes, Series 2024A-2
5 .000 07/01/43 3,742,295
1,000,000 Connecticut State, Special Tax Obligation Bonds, Transportation
Infrastructure Purposes, Series 2025A
5 .000 07/01/43 1,130,055
500,000 Connecticut State, Special Tax Obligation Bonds, Transportation
Infrastructure Purposes, Series 2025A
5 .000 07/01/44 559,282
1,500,000 Connecticut State, Special Tax Obligation Bonds, Transportation
Infrastructure Purposes, Series 2025A
5 .000 07/01/45 1,662,400
1,000,000 Connecticut State, Special Tax Obligation Bonds, Transportation
Infrastructure Purposes, Series 2025A
5 .000 07/01/46 1,095,756
500,000 Government of Guam, Business Privilege Tax Bonds, Refunding
Series 2025G
5 .000 01/01/35 569,980
920,000 (a) Great Pond Improvement District, Connecticut, Special
Obligation Revenue Bonds, Great Pond Phase 1 Project, Series
2019
4 .750 10/01/48 888,856
420,000 (a) Great Pond Improvement District, Connecticut, Special
Obligation Revenue Bonds, Great Pond Phase 2 Project, Series
2022
5 .750 10/01/52 431,317
3,720,000 (a) Harbor Point Infrastructure Improvement District, Connecticut,
Special Obligation Revenue Bonds, Harbor Point Project,
Refunding Series 2017
5 .000 04/01/39 3,776,220
635,000 Matching Fund Special Purpose Securitization Corporation,
Virgin Islands, Revenue Bonds, Series 2022A
5 .000 10/01/39 673,314
1,825,000 Naugatuck, Connecticut, Certificates of Participation, Incineration
Facilities Project, Series 2021A, (AMT)
4 .000 08/15/41 1,812,033
1,860,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
0 .000 07/01/46 669,061
4,250,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
4 .750 07/01/53 4,144,272
3,050,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
5 .000 07/01/58 2,993,662

Portfolio of Investments February 28, 2026
(continued)
Connecticut Municipal Bond

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/LIMITED (continued)
$ 1,000,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured Series 2019A-2B
4 .550% 07/01/40 $ 1,006,701
100,000 Steel Point Infrastructure Improvement District, Connecticut,
Special Obligation Revenue Bonds, Steelpointe Harbor Project,
Series 2021
4 .000 04/01/51 87,307
500,000 (a) Steel Point Infrastructure Improvement District, Connecticut,
Special Obligation Revenue Bonds, Steelpointe Harbor Project,
Series 2024
6 .000 04/01/52 535,950
1,590,000 University of Connecticut, General Obligation Bonds, Series
2015A
5 .000 02/15/34 1,592,627
3,000,000 University of Connecticut, General Obligation Bonds, Series
2017A
5 .000 01/15/36 3,064,618
1,000,000 University of Connecticut, General Obligation Bonds, Series
2019A
5 .000 11/01/36 1,061,741
1,000,000 University of Connecticut, General Obligation Bonds, Series
2019A
4 .000 11/01/38 1,020,503
420,000 University of Connecticut, General Obligation Bonds, Series
2023A
5 .000 08/15/43 460,878
1,250,000 Virgin Islands Transportation & Infrastructure Corporation, Virgin
Islands, Grant Anticipation Revenue Bonds, Federal Highway
Grant Anticipation Revenue Loan Note, Series 2025
5 .000 09/01/41 1,396,789
TOTAL TAX OBLIGATION/LIMITED 48,507,534
TRANSPORTATION - 3.2%
1,500,000 Connecticut Airport Authority, Connecticut, Customer Facility
Charge Revenue Bonds, Ground Transportation Center Project,
Series 2019A - BAM Insured, (AMT)
4 .000 07/01/49 1,384,344
6,125,000 Connecticut Airport Authority, Connecticut, Customer Facility
Charge Revenue Bonds, Ground Transportation Center Project,
Series 2019A, (AMT)
5 .000 07/01/49 6,197,804
100,000 Guam A.B. Won Pat  International Airport Authority, Revenue
Bonds, Series 2024A, (AMT)
5 .250 10/01/41 108,045
TOTAL TRANSPORTATION 7,690,193
UTILITIES - 6.6%
60,000 Greater New Haven Water Pollution Control Authority,
Connecticut, Regional Wastewater System Revenue Bonds,
Series 2005A - NPFG Insured
5 .000 08/15/35 60,082
1,250,000 Guam Government Waterworks Authority, Water and Wastewater
System Revenue Bonds, Refunding Series 2017
5 .000 07/01/37 1,276,943
1,000,000 Guam Government Waterworks Authority, Water and Wastewater
System Revenue Bonds, Refunding Series 2017
5 .000 07/01/40 1,017,686
295,000 Guam Government Waterworks Authority, Water and Wastewater
System Revenue Bonds, Series 2020A
5 .000 01/01/50 301,095
200,000 Guam Power Authority, Revenue Bonds, Refunding Series 2024A 5 .000 10/01/43 213,940
1,555,000 Hartford County Metropolitan District, Connecticut, Clean Water
Project Revenue Bonds, Series 2024
4 .000 10/01/36 1,680,717
1,795,000 Hartford County Metropolitan District, Connecticut, Clean Water
Project Revenue Bonds, Series 2024
4 .000 10/01/37 1,926,629
1,000,000 (a) Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2020A
5 .000 07/01/47 1,002,242
2,000,000 (a) Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2021B
5 .000 07/01/33 2,121,573
2,540,000 South Central Connecticut Regional Water Authority,
Connecticut, Water System Revenue Bonds, Thirty-Ninth Series
2025A
5 .000 08/01/54 2,682,583
2,685,000 South Central Connecticut Regional Water Authority,
Connecticut, Water System Revenue Bonds, Thirty-Seventh Series
2023A-1
5 .000 08/01/51 2,826,053
500,000 Stamford, Connecticut, Water Pollution Control System and
Facility Revenue Bonds, Series 2013A
5 .250 08/15/43 500,470

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES (continued)
$ 500,000 Stamford, Connecticut, Water Pollution Control System and
Facility Revenue Bonds, Series 2019
4 .000% 04/01/44 $ 502,847
TOTAL UTILITIES 16,112,860
TOTAL MUNICIPAL BONDS
(Cost $230,247,773) 229,802,318
TOTAL LONG-TERM INVESTMENTS
(Cost $230,247,773) 229,802,318
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  1.6%
X 3,750,000 MUNICIPAL BONDS - 1.6%   X –
HOUSING/MULTIFAMILY - 0.3%
$ 750,000 (b) Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Series 2017A-3
1 .900 11/15/47 $ 750,000
TOTAL HOUSING/MULTIFAMILY 750,000
HOUSING/SINGLE FAMILY - 1.3%
3,000,000 (b) Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Series 2018A-3
1 .860 05/15/48 3,000,000
TOTAL HOUSING/SINGLE FAMILY 3,000,000
TOTAL MUNICIPAL BONDS
(Cost $3,750,000) 3,750,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $3,750,000) 3,750,000
TOTAL INVESTMENTS - 96.1%
(Cost $233,997,773) 233,552,318
OTHER ASSETS & LIABILITIES, NET - 3.9% 9,593,918
NET ASSETS - 100% $ 243,146,236
AMT Alternative Minimum Tax
(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the fiscal period, the aggregate value of these securities is $15,527,065 or 6.6% of Total Investments.
(b) Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment. The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.

Portfolio of Investments February 28, 2026
Massachusetts Municipal Bond
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 98.6%
X 424,081,340 MUNICIPAL BONDS - 98.6%   X –
CONSUMER DISCRETIONARY - 0.2%
$ 1,000,000 Virgin Islands Hotel Development Financing Corporation, Hotel
Revenue Bonds Frenchmanas Reef Hotel Acquisition Project,
Senior Lien Series 2025A-1
5.750% 02/01/45 $ 1,011,963
TOTAL CONSUMER DISCRETIONARY 1,011,963
EDUCATION AND CIVIC ORGANIZATIONS - 24.6%
2,065,000 Lowell, Massachusetts, Collegiate Charter School Revenue
Bonds, Series 2019
5.000 06/15/39 2,068,522
1,750,000 Lowell, Massachusetts, Collegiate Charter School Revenue
Bonds, Series 2019
5.000 06/15/49 1,706,838
1,260,000 Massachusetts Development Finance Agency, Revenue Bonds,
Berklee College of Music, Series 2016
5.000 10/01/39 1,271,594
5,165,000 Massachusetts Development Finance Agency, Revenue Bonds,
Berklee College of Music, Series 2016
5.000 10/01/46 5,184,218
2,350,000 Massachusetts Development Finance Agency, Revenue Bonds,
Boston College, Series 2017T
5.000 07/01/39 2,409,498
1,020,000 Massachusetts Development Finance Agency, Revenue Bonds,
Boston College, Series 2017T
5.000 07/01/42 1,039,918
4,545,000 Massachusetts Development Finance Agency, Revenue Bonds,
Boston University, Refunding Series 2025B-2
5.000 10/01/48 4,843,072
1,195,000 Massachusetts Development Finance Agency, Revenue Bonds,
Brandeis University Issue, Series 2018R
5.000 10/01/37 1,259,896
840,000 Massachusetts Development Finance Agency, Revenue Bonds,
Brandeis University Issue, Series 2018R
5.000 10/01/38 883,463
1,000,000 Massachusetts Development Finance Agency, Revenue Bonds,
Brandeis University Issue, Series 2018R
5.000 10/01/39 1,050,017
1,510,000 Massachusetts Development Finance Agency, Revenue Bonds,
Emerson College, Series 2016A
5.250 01/01/42 1,518,419
1,500,000 Massachusetts Development Finance Agency, Revenue Bonds,
Emerson College, Series 2016A
5.000 01/01/47 1,491,096
1,600,000 Massachusetts Development Finance Agency, Revenue Bonds,
Emerson College, Series 2017A
5.000 01/01/37 1,634,525
6,020,000 Massachusetts Development Finance Agency, Revenue Bonds,
Emerson College, Series 2017A
5.000 01/01/40 6,106,216
2,000,000 Massachusetts Development Finance Agency, Revenue Bonds,
Emerson College, Series 2018
5.000 01/01/43 2,012,728
680,000 Massachusetts Development Finance Agency, Revenue Bonds,
Emerson College, Series 2025
5.250 01/01/44 708,756
2,500,000 Massachusetts Development Finance Agency, Revenue Bonds,
Emmanuel College, Series 2016A
5.000 10/01/43 2,494,184
2,055,000 Massachusetts Development Finance Agency, Revenue Bonds,
Lesley University, Series 2016
5.000 07/01/36 2,060,775
550,000 Massachusetts Development Finance Agency, Revenue Bonds,
MCPHS University Issue, Series 2015H
3.500 07/01/35 550,054
235,000 Massachusetts Development Finance Agency, Revenue Bonds,
MCPHS University Issue, Series 2015H
5.000 07/01/37 235,327
700,000 Massachusetts Development Finance Agency, Revenue Bonds,
Merrimack College, Series 2017
5.000 07/01/37 702,291
1,000,000 Massachusetts Development Finance Agency, Revenue Bonds,
Merrimack College, Series 2022
5.000 07/01/52 972,903
1,220,000 Massachusetts Development Finance Agency, Revenue Bonds,
Middlesex School, Series 2024
4.250 07/01/54 1,150,958
2,080,000 Massachusetts Development Finance Agency, Revenue Bonds,
Northeastern University, Series 2022
5.000 10/01/44 2,245,771
2,345,000 Massachusetts Development Finance Agency, Revenue Bonds,
Northeastern University, Series 2024A
5.000 10/01/42 2,638,689
2,415,000 Massachusetts Development Finance Agency, Revenue Bonds,
Sterling and Francine Clark Art Institute, Series 2016
4.000 07/01/41 2,418,935
610,000 Massachusetts Development Finance Agency, Revenue Bonds,
Suffolk University, Refunding Series 2019
5.000 07/01/37 622,637

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
EDUCATION AND CIVIC ORGANIZATIONS (continued)
$ 875,000 Massachusetts Development Finance Agency, Revenue Bonds,
Tufts University, Series 2015Q
5.000% 08/15/38 $ 875,580
3,000,000 Massachusetts Development Finance Agency, Revenue Bonds,
Wentworth Institute of Technology, Series 2017
5.000 10/01/46 2,935,090
1,000,000 Massachusetts Development Finance Agency, Revenue Bonds,
Wheaton College, Series 2017H
5.000 01/01/37 1,016,083
1,000,000 Massachusetts Development Finance Agency, Revenue Bonds,
Woods Hole Oceanographic Institution, Series 2018
5.000 06/01/37 1,046,786
1,000,000 Massachusetts Development Finance Agency, Revenue Bonds,
Woods Hole Oceanographic Institution, Series 2018
5.000 06/01/38 1,046,210
6,210,000 Massachusetts Development Finance Agency, Revenue Bonds,
Woods Hole Oceanographic Institution, Series 2018
5.000 06/01/48 6,322,103
5,000,000 Massachusetts Development Finance Agency, Revenue Bonds,
Worcester Polytechnic Institute, Series 2017B
5.000 09/01/42 5,089,334
7,000,000 Massachusetts Development Finance Agency, Revenue Bonds,
Worcester Polytechnic Institute, Series 2017B
5.000 09/01/45 7,081,351
745,000 Massachusetts Development Finance Agency, Revenue Bonds,
Worcester Polytechnic Institute, Series 2019
5.000 09/01/33 802,993
3,000,000 Massachusetts Development Finance Authority, Revenue Bonds,
Olin College, Refunding Series 2023G
5.250 11/01/51 3,176,500
700,000 Massachusetts Development Finance Authority, Revenue Bonds,
Suffolk University, Refunding Series 2017
5.000 07/01/35 708,001
500,000 Massachusetts Development Finance Authority, Revenue Bonds,
Suffolk University, Refunding Series 2017
5.000 07/01/36 504,943
2,345,000 Massachusetts Development Finance Authority, Revenue Bonds,
WGBH Educational Foundation, Refunding Series 2016
5.000 01/01/36 2,365,368
2,100,000 Massachusetts Development Finance Authority, Revenue Bonds,
WGBH Educational Foundation, Series 2002A - AMBAC Insured
5.750 01/01/42 2,532,949
1,000,000 Massachusetts Educational Financing Authority, Student Loan
Revenue Bonds, Issue I Series 2014, (AMT)
5.000 01/01/27 1,001,073
3,355,000 University of Massachusetts Building Authority, Project Revenue
Bonds, Senior Series 2015-1
5.000 11/01/40 3,359,153
5,550,000 University of Massachusetts Building Authority, Project Revenue
Bonds, Senior Series 2022-1
4.000 11/01/46 5,420,880
9,000,000 University of Massachusetts Building Authority, Project Revenue
Bonds, Senior Series 2022-1
5.000 11/01/52 9,279,669
TOTAL EDUCATION AND CIVIC ORGANIZATIONS 105,845,366
HEALTH CARE - 20.1%
1,000,000 Massachusetts Development Finance Agency, Revenue Bonds,
Baystate Medical Center Issue, Series 2014N
5.000 07/01/34 1,001,663
5,700,000 Massachusetts Development Finance Agency, Revenue Bonds,
Baystate Medical Center Issue, Series 2014N
5.000 07/01/44 5,704,029
2,250,000 Massachusetts Development Finance Agency, Revenue Bonds,
Beth Israel Lahey Health Inc Series 2025N
5.250 07/01/44 2,479,944
10,000,000 Massachusetts Development Finance Agency, Revenue Bonds,
Boston Children's Hospital Series 2024T
5.250 03/01/54 10,619,768
7,800,000 Massachusetts Development Finance Agency, Revenue Bonds,
Boston Medical Center Issue, Green Bonds, Series 2015D
5.000 07/01/44 7,804,119
2,000,000 Massachusetts Development Finance Agency, Revenue Bonds,
Boston Medical Center Issue, Series 2016E
5.000 07/01/32 2,010,541
11,000,000 Massachusetts Development Finance Agency, Revenue Bonds,
Boston Medical Center Issue, Series 2023G
5.250 07/01/52 10,984,523
1,675,000 Massachusetts Development Finance Agency, Revenue Bonds,
CareGroup Issue, Refunding Series 2016-I
5.000 07/01/30 1,689,216
1,500,000 Massachusetts Development Finance Agency, Revenue Bonds,
CareGroup Issue, Refunding Series 2016-I
5.000 07/01/37 1,509,045
1,935,000 Massachusetts Development Finance Agency, Revenue Bonds,
CareGroup Issue, Refunding Series 2016-I
5.000 07/01/38 1,945,869
2,000,000 Massachusetts Development Finance Agency, Revenue Bonds,
CareGroup Issue, Series 2018J-2
5.000 07/01/48 2,028,801
2,100,000 Massachusetts Development Finance Agency, Revenue Bonds,
CareGroup Issue, Series 2018J-2
5.000 07/01/53 2,115,177

Portfolio of Investments February 28, 2026
(continued)
Massachusetts Municipal Bond

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HEALTH CARE (continued)
$ 6,100,000 Massachusetts Development Finance Agency, Revenue Bonds,
Dana-Farber Cancer Institute Issue, Series 2016N
5.000% 12/01/46 $ 6,134,092
3,280,000 Massachusetts Development Finance Agency, Revenue Bonds,
Lahey Health System Obligated Group Issue, Series 2015F
5.000 08/15/45 3,281,347
6,000,000 Massachusetts Development Finance Agency, Revenue Bonds,
Mass General Brigham, Series 2024D
5.000 07/01/47 6,340,320
1,250,000 Massachusetts Development Finance Agency, Revenue Bonds,
Partners HealthCare System Issue, Series 2016Q
4.000 07/01/41 1,251,490
4,710,000 Massachusetts Development Finance Agency, Revenue Bonds,
Partners HealthCare System Issue, Series 2016Q
5.000 07/01/47 4,723,392
2,200,000 Massachusetts Development Finance Agency, Revenue Bonds,
Partners HealthCare System Issue, Series 2017S-1
5.000 07/01/37 2,284,097
1,750,000 Massachusetts Development Finance Agency, Revenue Bonds,
Southcoast Health System Obligated Group Issue, Series 2013F
5.000 07/01/27 1,752,435
1,000,000 Massachusetts Development Finance Agency, Revenue Bonds,
Southcoast Health System Obligated Group Issue, Series 2013F
5.000 07/01/37 1,001,104
3,800,000 Massachusetts Development Finance Agency, Revenue Bonds,
The Lowell General Hospital, Series 2013G
5.000 07/01/44 3,799,751
890,000 Massachusetts Development Finance Agency, Revenue Bonds,
UMass Memorial Health Care Obligated Group Issue, Series
2017K
5.000 07/01/38 899,930
400,000 Massachusetts Development Finance Agency, Revenue Bonds,
UMass Memorial Health Care Obligated Group Issue, Series
2017L
3.625 07/01/37 387,721
1,855,000 Massachusetts Development Finance Agency, Revenue Bonds,
UMass Memorial Health Care Obligated Group Issue, Series
2017L
5.000 07/01/44 1,867,225
2,065,000 Massachusetts Development Finance Agency, Revenue Bonds,
UMass Memorial Issue Series 2025N-1
5.250 07/01/50 2,133,202
500,000 Massachusetts Development Finance Agency, Revenue Bonds,
Wellforce Issue, Series 2019A
5.000 07/01/44 500,888
TOTAL HEALTH CARE 86,249,689
HOUSING/MULTIFAMILY - 1.5%
500,000 (a) Massachusetts Development Finance Agency, Revenue Bonds,
CHF Merrimack, Inc. Merrimack College Student Housing Project,
Series 2024A
4.250 07/01/34 521,447
200,000 (a) Massachusetts Development Finance Agency, Revenue Bonds,
CHF Merrimack, Inc. Merrimack College Student Housing Project,
Series 2024A
5.000 07/01/54 196,727
2,950,000 Massachusetts Housing Finance Agency, Housing Bonds, Green
Series 2025C-1
4.850 12/01/55 2,976,229
2,685,000 Massachusetts Housing Finance Agency, Housing Bonds,
Sustainability Green Series 2022C-1
5.000 12/01/47 2,775,387
TOTAL HOUSING/MULTIFAMILY 6,469,790
LONG-TERM CARE - 0.9%
1,910,000 (a) Massachusetts Development Finance Agency Revenue
Refunding Bonds, NewBridge on the Charles, Inc. Issue, Series
2017
4.125 10/01/42 1,860,654
275,000 (a) Massachusetts Development Finance Agency Revenue
Refunding Bonds, NewBridge on the Charles, Inc. Issue, Series
2017
5.000 10/01/47 275,453
560,000 Massachusetts Development Finance Agency, Revenue Bonds,
Berkshire Retirement Community Lennox, Series 2015
5.000 07/01/31 560,726
400,000 Massachusetts Development Finance Agency, Revenue Bonds,
Orchard Cove, Inc., Refunding Series 2019
5.000 10/01/39 411,886
1,000,000 Massachusetts Development Finance Agency, Revenue Bonds,
Salem Community Corporation, Refunding Series 2022
5.250 01/01/50 950,602
TOTAL LONG-TERM CARE 4,059,321
TAX OBLIGATION/GENERAL - 25.3%
825,000 Andover, Massachusetts, General Obligation Bonds, Municipal
Purpose Loan Series 2022
4.000 07/15/42 850,303
4,375,000 Boston, Massachusetts, General Obligation Bonds, Series 2025A 5.000 02/01/43 4,897,196
3,800,000 Boston, Massachusetts, General Obligation Bonds, Series 2025A 5.000 02/01/45 4,164,842

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/GENERAL (continued)
$ 4,000,000 East Longmeadow, Massachusetts, General Obligation Bonds,
Municipal Purpose Loan Series 2024
4.000% 11/01/54 $ 3,731,446
4,060,000 Greater Fall River Regional Vocational Technical School District,
Massachusetts, State Qualified General Obligation Bonds, School
Project Loan, Chapter 70B Series 2025
5.000 06/01/44 4,423,110
6,960,000 Greater Fall River Regional Vocational Technical School District,
Massachusetts, State Qualified General Obligation Bonds, School
Project Loan, Chapter 70B Series 2025
5.000 06/01/49 7,256,107
1,740,000 Hudson, Massachusetts, General Obligation Bonds, Municipal
Purpose Loan Series 2011
5.000 02/15/32 1,744,038
7,400,000 Lincoln, Massachusetts, General Obligation Bonds, School Series
2019
4.000 03/01/49 7,280,896
2,000,000 Massachusetts Development Finance Agency, Special Obligation
Bonds, Commonwealth Contract  Assistance, Series 2015A
4.000 05/01/45 1,999,963
6,000,000 Massachusetts State, General Obligation Bonds, Consolidated
Loan Series 2025C
5.000 06/01/53 6,325,905
1,000,000 Massachusetts State, General Obligation Bonds, Consolidated
Loan Series 2025G
5.000 12/01/47 1,082,032
5,000,000 Massachusetts State, General Obligation Bonds, Consolidated
Loan, Series 2018A
5.000 01/01/47 5,109,693
1,775,000 Massachusetts State, General Obligation Bonds, Consolidated
Loan, Series 2019A
5.000 01/01/49 1,826,808
8,335,000 Massachusetts State, General Obligation Bonds, Consolidated
Loan, Series 2019C
5.000 05/01/45 8,686,421
7,000,000 Massachusetts State, General Obligation Bonds, Consolidated
Loan, Series 2022C
5.250 10/01/47 7,511,749
15,000,000 Massachusetts State, General Obligation Bonds, Consolidated
Series 2022E
5.000 11/01/52 15,620,107
3,760,000 North Attleborough, Massachusetts, General Obligation Bonds,
Municipal Purpose Loan, Series 2026
4.125 03/15/55 3,574,662
1,000,000 North Reading, Massachusetts, General Obligation Bonds,
Municipal Purpose Loan Series 2012
5.000 05/15/35 1,002,083
1,685,000 Northeast Metropolitan Regional Vocational Technical School
District, Massachusetts, General Obligation Bonds, School Series
2022
4.000 04/15/47 1,636,710
1,965,000 Northeast Metropolitan Regional Vocational Technical School
District, Massachusetts, General Obligation Bonds, School Series
2024
4.000 05/15/46 1,934,976
1,950,000 Pentucket Regional School District, Massachusetts, General
Obligation Bonds, Series 2019
3.000 09/01/42 1,759,423
3,000,000 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
4.000 07/01/46 2,708,545
3,000,000 Quincy, Massachusetts, General Obligation Bonds, Municipal
Purpose Loan Series 2022B
5.000 07/01/47 3,163,439
1,500,000 Quincy, Massachusetts, General Obligation Bonds, Municipal
Purpose Loan Series 2022B
5.000 07/01/51 1,554,183
5,535,000 Taunton, Massachusetts, General Obligation Bonds, Municipal
Purpose Loan Series 2024
4.000 03/01/51 5,257,569
3,440,000 Webster, Massachusetts, General Obligation Bonds, Qualified
School Project, Chapter 70B, Loan Series 2022
4.000 12/01/42 3,505,315
TOTAL TAX OBLIGATION/GENERAL 108,607,521
TAX OBLIGATION/LIMITED - 16.2%
500,000 Government of Guam, Business Privilege Tax Bonds, Refunding
Series 2025G
5.000 01/01/34 566,226
1,160,000 Guam Government, Limited Obligation Section 30 Revenue
Bonds, Series 2016A
5.000 12/01/31 1,174,335
2,000,000 Guam Government, Limited Obligation Section 30 Revenue
Bonds, Series 2016A
5.000 12/01/46 2,015,290
1,010,000 Martha's Vineyard Land Bank, Massachusetts, Revenue Bonds,
Refunding Green Series 2014 - BAM Insured
5.000 05/01/33 1,020,315
3,525,000 Massachusetts Bay Transportation Authority, Sales Tax Revenue
Bonds, Senior Series 2023A-1
5.250 07/01/53 3,749,018

Portfolio of Investments February 28, 2026
(continued)
Massachusetts Municipal Bond

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/LIMITED (continued)
$ 2,045,000 Massachusetts Bay Transportation Authority, Sales Tax Revenue
Bonds, Senior Series 2025B
5.000% 07/01/45 $ 2,256,950
5,000,000 Massachusetts Bay Transportation Authority, Sales Tax Revenue
Bonds, Senior Sustainability Series 2024B
5.250 07/01/54 5,345,644
2,050,000 Massachusetts Bay Transportation Authority, Sales Tax Revenue
Bonds, Subordinated Series 2017A-2
5.000 07/01/44 2,098,158
3,065,000 Massachusetts Bay Transportation Authority, Sales Tax Revenue
Bonds, Subordinated Series 2017A-2
5.000 07/01/46 3,119,242
2,165,000 Massachusetts Bay Transportation Authority, Sales Tax Revenue
Bonds, Subordinated Series 2021A-1
4.000 07/01/39 2,253,422
3,020,000 Massachusetts School Building Authority, Dedicated Sales Tax
Revenue Bonds, Senior Social Series 2020A
5.000 08/15/50 3,120,143
1,100,000 Massachusetts School Building Authority, Senior Dedicated Sales
Tax Revenue Bonds, Subordinated Social Series 2025A
5.000 02/15/50 1,164,605
6,380,000 Massachusetts School Building Authority, Senior Dedicated Sales
Tax Revenue Bonds, Subordinated Social Series 2025A
5.000 02/15/55 6,690,355
8,180,000 Massachusetts State, Transportation Fund Revenue Bonds, Rail
Enhancement & Accelerated Bridge Programs, Series 2017A
5.000 06/01/47 8,306,406
5,540,000 Massachusetts State, Transportation Fund Revenue Bonds, Rail
Enhancement & Accelerated Bridge Programs, Series 2019A
5.000 06/01/49 5,691,699
5,815,000 Massachusetts State, Transportation Fund Revenue Bonds, Rail
Enhancement Program, Series 2024B
5.000 06/01/54 6,096,867
5,000 Massachusetts State, Transportation Fund Revenue Bonds,
Refunding Series 2021A
5.000 06/01/42 5,490
1,510,000 Matching Fund Special Purpose Securitization Corporation,
Virgin Islands, Revenue Bonds, Series 2022A
5.000 10/01/39 1,601,109
3,177,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
4.550 07/01/40 3,198,289
4,725,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
4.750 07/01/53 4,607,455
5,840,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Taxable Restructured Cofina Project Series 2019A-2
4.784 07/01/58 5,658,448
TOTAL TAX OBLIGATION/LIMITED 69,739,466
TRANSPORTATION - 2.5%
1,500,000 Massachusetts Port Authority, Revenue Bonds, Refunding Series
2017A, (AMT)
5.000 07/01/42 1,515,283
1,780,000 Massachusetts Port Authority, Revenue Bonds, Series 2014A 5.000 07/01/34 1,786,107
1,425,000 Massachusetts Port Authority, Revenue Bonds, Series 2015A 5.000 07/01/40 1,427,357
3,500,000 Massachusetts Port Authority, Revenue Bonds, Series 2019C,
(AMT)
5.000 07/01/49 3,541,602
2,500,000 Massachusetts Port Authority, Revenue Bonds, Series 2021E,
(AMT)
5.000 07/01/46 2,579,820
TOTAL TRANSPORTATION 10,850,169
U.S. GUARANTEED - 1.1% (b)
100,000 Massachusetts Development Finance Agency, Revenue Bonds,
Milford Regional Medical Center Issue, Series 2020G, (ETM)
5.000 07/15/30 111,549
100,000 Massachusetts Development Finance Agency, Revenue Bonds,
Milford Regional Medical Center Issue, Series 2020G, (Pre-
refunded 7/15/30)
5.000 07/15/37 111,549
3,000,000 Massachusetts State, Special Obligation Dedicated Tax Revenue
Bonds, Refunding Series 2005 - NPFG Insured, (ETM)
5.500 01/01/34 3,553,475
1,000,000 Massachusetts Water Resources Authority, General Revenue
Bonds, Series 2016B, (Pre-refunded 8/01/26)
5.000 08/01/40 1,012,413
TOTAL U.S. GUARANTEED 4,788,986
UTILITIES - 6.2%
4,000,000 Boston Water and Sewer Commission, Massachusetts, General
Revenue Bonds, Senior Series 2018A
4.000 11/01/40 4,004,956
2,805,000 Guam Government Waterworks Authority, Water and Wastewater
System Revenue Bonds, Refunding Series 2017
5.000 07/01/40 2,854,610
920,000 Guam Government Waterworks Authority, Water and Wastewater
System Revenue Bonds, Series 2016
5.000 01/01/46 921,659
2,500,000 Guam Government Waterworks Authority, Water and Wastewater
System Revenue Bonds, Series 2020A
5.000 01/01/50 2,551,653

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES (continued)
$ 1,650,000 Massachusetts Clean Water Trust, State Revolving Fund Bonds,
Green 23B Series 2021
5.000% 02/01/41 $ 1,808,884
1,000,000 Massachusetts Clean Water Trust, State Revolving Fund Bonds,
Green 26A Series 2025
5.000 02/01/42 1,139,433
2,250,000 Massachusetts Clean Water Trust, State Revolving Fund Bonds,
Green 26B Series 2025
5.000 02/01/42 2,563,724
2,450,000 Massachusetts Clean Water Trust, State Revolving Fund Bonds,
Green 26B Series 2025
5.000 02/01/43 2,761,301
1,310,000 Massachusetts Municipal Wholesale Electric Company, MMWEC,
Revenue Bonds, Project 2015A, Series 2021A
4.000 07/01/40 1,344,287
1,400,000 Massachusetts Municipal Wholesale Electric Company, MMWEC,
Revenue Bonds, Project 2015A, Series 2021A
4.000 07/01/41 1,433,334
2,000,000 Massachusetts Municipal Wholesale Electric Company, MMWEC,
Revenue Bonds, Project 2015A, Series 2021A
4.000 07/01/46 1,942,455
3,000,000 (a) Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2021B
5.000 07/01/37 3,132,773
TOTAL UTILITIES 26,459,069
TOTAL MUNICIPAL BONDS
(Cost $419,075,689) 424,081,340
TOTAL LONG-TERM INVESTMENTS
(Cost $419,075,689) 424,081,340
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  0.5%
X 2,000,000 MUNICIPAL BONDS - 0.5%   X –
UTILITIES - 0.5%
$ 2,000,000 (c) Massachusetts Water Resources Authority, General Revenue
Bonds, Subordinate Lien Multimodal Bonds, Series 1999B
1.870 08/01/28 $ 2,000,000
TOTAL UTILITIES 2,000,000
TOTAL MUNICIPAL BONDS
(Cost $2,000,000) 2,000,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $2,000,000) 2,000,000
TOTAL INVESTMENTS - 99.1%
(Cost $421,075,689) 426,081,340
OTHER ASSETS & LIABILITIES, NET - 0.9% 3,835,609
NET ASSETS - 100% $ 429,916,949
AMT Alternative Minimum Tax
ETM Escrowed to maturity
(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the fiscal period, the aggregate value of these securities is $5,987,054 or 1.4% of Total Investments.
(b) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(c) Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment. The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.

Portfolio of Investments February 28, 2026
New Jersey Municipal Bond
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 98.5%
X 385,019,488 MUNICIPAL BONDS - 98.5%   X –
CONSUMER STAPLES - 2.7%
$ 1,955,000 Tobacco Settlement Financing Corporation, New Jersey, Tobacco
Settlement Asset-Backed Bonds, Series 2018A
4.000% 06/01/37 $ 1,964,795
3,590,000 Tobacco Settlement Financing Corporation, New Jersey, Tobacco
Settlement Asset-Backed Bonds, Series 2018A
5.000 06/01/46 3,596,524
4,890,000 Tobacco Settlement Financing Corporation, New Jersey, Tobacco
Settlement Asset-Backed Bonds, Series 2018B
5.000 06/01/46 4,845,135
TOTAL CONSUMER STAPLES 10,406,454
EDUCATION AND CIVIC ORGANIZATIONS - 12.8%
1,240,000 Atlantic County Improvement Authority, New Jersey, General
Obligation Lease Revenue Bonds, Stockton University Atlantic
City Campus Phase II, Series 2021A - AGM Insured
4.000 07/01/47 1,176,176
715,000 Camden County Improvement Authority, New Jersey, School
Revenue Bonds, KIPP: Cooper Norcross Academy 2022 Project,
Social Series 2022
6.000 06/15/62 739,797
1,050,000 Gloucester County Improvement Authority, New Jersey, Revenue
Bonds, Rowan University Project, County Guaranteed Loan,
Series 2019
5.000 07/01/44 1,096,697
1,025,000 Gloucester County Improvement Authority, New Jersey, Revenue
Bonds, Rowan University Project, County Guaranteed Loan,
Series 2024 - BAM Insured
5.000 07/01/49 1,070,464
1,000,000 Gloucester County Improvement Authority, New Jersey, Revenue
Bonds, Rowan University Project, County Guaranteed Loan,
Series 2024 - BAM Insured
5.000 07/01/54 1,037,298
510,000 Montclair State University, New Jersey, General Obligation
Bonds, Series 2025A
5.000 07/01/32 585,190
350,000 Montclair State University, New Jersey, General Obligation
Bonds, Series 2025A
5.000 07/01/33 406,549
285,000 Montclair State University, New Jersey, General Obligation
Bonds, Series 2025A
5.000 07/01/34 333,722
860,000 New Jersey Economic Development Authority, Charter School
Revenue Bonds, Central Jersey College Prep Charter School
Project, Series 2025
5.250 11/01/60 866,454
225,000 New Jersey Economic Development Authority, Charter School
Revenue Bonds, Foundation Academy Charter School, Series
2018A
5.000 07/01/38 227,409
2,805,000 New Jersey Economic Development Authority, Charter School
Revenue Bonds, North Star Academy Charter School of Newark,
Series 2017
4.000 07/15/37 2,809,421
100,000 New Jersey Economic Development Authority, Charter School
Revenue Bonds, North Star Academy Charter School of Newark,
Series 2017
5.000 07/15/47 100,104
100,000 (a) New Jersey Economic Development Authority, Charter School
Revenue Bonds, Teaneck Community Charter School, Series
2017A
5.125 09/01/52 98,143
355,000 New Jersey Economic Development Authority, Revenue Bonds,
The Seeing Eye Inc., Refunding Series 2017
3.000 06/01/32 356,251
195,000 New Jersey Economic Development Authority, Revenue Bonds,
The Seeing Eye Inc., Refunding Series 2017
5.000 06/01/32 202,764
1,145,000 New Jersey Educational Facilities Authority, Revenue Bonds,
College of New Jersey, Refunding Series 2016F
3.000 07/01/40 1,025,844
950,000 New Jersey Educational Facilities Authority, Revenue Bonds,
Kean University, Refunding Series 2015H - AGM Insured
4.000 07/01/39 950,269
2,150,000 New Jersey Educational Facilities Authority, Revenue Bonds,
Montclair State University, Refunding Series 2024A - AGM
Insured
5.000 07/01/43 2,358,688
1,125,000 New Jersey Educational Facilities Authority, Revenue Bonds,
Princeton University, Refunding Series 2017I
5.000 07/01/35 1,162,231
2,000,000 New Jersey Educational Facilities Authority, Revenue Bonds,
Princeton University, Refunding Series 2024C
5.000 03/01/26 2,000,000

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
EDUCATION AND CIVIC ORGANIZATIONS (continued)
$ 2,000,000 New Jersey Educational Facilities Authority, Revenue Bonds,
Princeton University, Series 2024A-1
5.000% 03/01/37 $ 2,345,064
2,000,000 New Jersey Educational Facilities Authority, Revenue Bonds,
Princeton University, Series 2024B
5.250 03/01/54 2,181,818
1,600,000 (b) New Jersey Educational Facilities Authority, Revenue Bonds,
Princeton University, Series 2025A, (Mandatory Put 7/01/35)
5.000 07/01/64 1,912,574
360,000 New Jersey Educational Facilities Authority, Revenue Bonds,
Rider University, Series  2017F
3.750 07/01/37 275,149
1,370,000 New Jersey Educational Facilities Authority, Revenue Bonds,
Rider University, Series  2017F
4.000 07/01/42 983,205
1,000,000 New Jersey Educational Facilities Authority, Revenue Bonds,
Seton Hall University, Refunding Series 2015C
5.000 07/01/32 1,001,146
525,000 New Jersey Educational Facilities Authority, Revenue Bonds,
Seton Hall University, Series 2013D
5.000 07/01/38 525,432
1,870,000 New Jersey Educational Facilities Authority, Revenue Bonds,
Seton Hall University, Series 2016C
3.000 07/01/41 1,570,254
2,430,000 New Jersey Educational Facilities Authority, Revenue Bonds,
Seton Hall University, Series 2016C
3.000 07/01/46 1,808,505
1,085,000 New Jersey Educational Facilities Authority, Revenue Bonds,
Seton Hall University, Series 2016C
4.000 07/01/46 970,227
1,040,000 New Jersey Educational Facilities Authority, Revenue Bonds,
Seton Hall University, Series 2020C - AGM Insured
3.250 07/01/49 865,366
3,225,000 New Jersey Educational Facilities Authority, Revenue Bonds,
Stevens Institute of Technology Issue, Green Series 2020A
4.000 07/01/50 2,850,209
500,000 New Jersey Educational Facilities Authority, Revenue Bonds,
Stevens Institute of Technology, Series 2017A
4.000 07/01/47 455,931
380,000 New Jersey Educational Facilities Authority, Revenue Bonds,
Stevens Institute of Technology, Series 2017A
5.000 07/01/47 381,936
630,000 New Jersey Higher Education Student Assistance Authority,
Student Loan Revenue Bonds, Refunding Senior Series 2021B,
(AMT)
2.500 12/01/40 610,576
445,000 New Jersey Higher Education Student Assistance Authority,
Student Loan Revenue Bonds, Refunding Series 2018A, (AMT)
3.750 12/01/31 444,689
95,000 New Jersey Higher Education Student Assistance Authority,
Student Loan Revenue Bonds, Refunding Series 2018A, (AMT)
4.000 12/01/35 95,015
1,180,000 New Jersey Higher Education Student Assistance Authority,
Student Loan Revenue Bonds, Refunding Series 2023B, (AMT)
4.000 12/01/44 1,162,320
500,000 New Jersey Higher Education Student Assistance Authority,
Student Loan Revenue Bonds, Refunding Series 2024B, (AMT)
4.250 12/01/45 516,756
1,000,000 New Jersey Higher Education Student Assistance Authority,
Student Loan Revenue Bonds, Refunding Series 2025-1B, (AMT)
4.500 12/01/45 1,048,243
1,270,000 New Jersey Higher Education Student Assistance Authority,
Student Loan Revenue Bonds, Refunding Subordinate Series
2021C, (AMT)
3.250 12/01/51 918,372
1,000,000 New Jersey Higher Education Student Assistance Authority,
Student Loan Revenue Bonds, Refunding Subordinate Series
2022C, (AMT)
5.000 12/01/52 1,000,259
80,000 New Jersey Higher Education Student Assistance Authority,
Student Loan Revenue Bonds, Senior Lien Series 2017-1A, (AMT)
3.750 12/01/33 80,010
10,000 New Jersey Higher Education Student Assistance Authority,
Student Loan Revenue Bonds, Senior Lien Series 2017-1A, (AMT)
4.000 12/01/40 9,997
265,000 New Jersey Higher Education Student Assistance Authority,
Student Loan Revenue Bonds, Senior Series 2019B, (AMT)
3.250 12/01/39 261,341
370,000 New Jersey Higher Education Student Assistance Authority,
Student Loan Revenue Bonds, Senior Series 2020B, (AMT)
3.500 12/01/39 366,988
1,740,000 New Jersey Higher Education Student Assistance Authority,
Student Loan Revenue Bonds, Subordinate Series 2017-C, (AMT)
4.250 12/01/47 1,634,898
1,460,000 New Jersey Higher Education Student Assistance Authority,
Student Loan Revenue Bonds, Subordinate Series 2019C, (AMT)
3.625 12/01/49 1,130,273
1,420,000 New Jersey Institute of Technology, New Jersey, General
Obligation Bonds, Series 2025A - BAM Insured
5.000 07/01/45 1,553,104
1,145,000 New Jersey Institute of Technology, New Jersey, General
Obligation Bonds, Series 2025A - BAM Insured
5.250 07/01/50 1,245,474

Portfolio of Investments February 28, 2026
(continued)
New Jersey Municipal Bond

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
EDUCATION AND CIVIC ORGANIZATIONS (continued)
$ 1,335,000 Passaic County Improvement Authority, New Jersey, Charter
School Revenue Bonds, Paterson Arts & Science Charter School,
Series 2023
5.375% 07/01/53 $ 1,359,224
TOTAL EDUCATION AND CIVIC ORGANIZATIONS 50,167,826
HEALTH CARE - 8.0%
1,800,000 New Jersey Health Care Facilities Authority, Revenue Bonds,
Atlanticare Health System Obligated Group Issue, Series 2021
2.375 07/01/46 1,190,757
1,945,000 New Jersey Health Care Facilities Authority, Revenue Bonds,
Atlanticare Health System Obligated Group Issue, Series 2021
3.000 07/01/46 1,572,283
1,000,000 New Jersey Health Care Facilities Authority, Revenue Bonds,
Atlanticare Health System Obligated Group Issue, Series 2021
3.000 07/01/51 749,732
70,000 New Jersey Health Care Facilities Finance Authority, Revenue
Bonds, AHS Hospital Corporation, Series 2008A
5.000 07/01/27 70,144
1,395,000 New Jersey Health Care Facilities Financing Authority, Revenue
Bonds, AHS Hospital Corporation, Refunding Series 2016
4.000 07/01/41 1,397,874
965,000 New Jersey Health Care Facilities Financing Authority, Revenue
Bonds, Hackensack Meridian Health Obligated Group, Refunding
Series 2017A
5.000 07/01/57 973,209
1,000,000 New Jersey Health Care Facilities Financing Authority, Revenue
Bonds, Inspira Health Obligated Group Issue, Refunding Series
2016A
5.000 07/01/27 1,008,660
2,105,000 New Jersey Health Care Facilities Financing Authority, Revenue
Bonds, Inspira Health Obligated Group Issue, Refunding Series
2016A
4.000 07/01/41 2,106,195
2,700,000 New Jersey Health Care Facilities Financing Authority, Revenue
Bonds, Inspira Health Obligated Group Issue, Series 2017A
5.000 07/01/42 2,750,022
1,025,000 New Jersey Health Care Facilities Financing Authority, Revenue
Bonds, Inspira Health Obligated Group Issue, Series 2024A
4.125 07/01/54 945,319
2,000,000 New Jersey Health Care Facilities Financing Authority, Revenue
Bonds, Inspira Health Obligated Group Issue, Series 2024A
5.250 07/01/54 2,129,427
610,000 New Jersey Health Care Facilities Financing Authority, Revenue
Bonds, Princeton HealthCare System, Series 2016A
5.000 07/01/33 615,010
600,000 New Jersey Health Care Facilities Financing Authority, Revenue
Bonds, Princeton HealthCare System, Series 2016A
5.000 07/01/34 604,894
2,125,000 New Jersey Health Care Facilities Financing Authority, Revenue
Bonds, RWJ Barnabas Health Obligated Group, Refunding Series
2016A
5.000 07/01/43 2,137,618
2,165,000 New Jersey Health Care Facilities Financing Authority, Revenue
Bonds, RWJ Barnabas Health Obligated Group, Series 2021A
4.000 07/01/45 2,156,242
2,245,000 New Jersey Health Care Facilities Financing Authority, Revenue
Bonds, RWJ Barnabas Health Obligated Group, Series 2021A
3.000 07/01/51 1,724,746
2,710,000 New Jersey Health Care Facilities Financing Authority, Revenue
Bonds, Saint Joseph's Healthcare System Obligated Group Issue,
Refunding Series 2016
3.000 07/01/32 2,583,138
370,000 New Jersey Health Care Facilities Financing Authority, Revenue
Bonds, Saint Joseph's Healthcare System Obligated Group Issue,
Refunding Series 2016
4.000 07/01/34 370,375
2,695,000 New Jersey Health Care Facilities Financing Authority, Revenue
Bonds, Saint Joseph's Healthcare System Obligated Group Issue,
Refunding Series 2016
5.000 07/01/41 2,700,352
1,450,000 New Jersey Health Care Facilities Financing Authority, Revenue
Bonds, Saint Joseph's Healthcare System Obligated Group Issue,
Refunding Series 2016
4.000 07/01/48 1,267,471
1,190,000 New Jersey Health Care Facilities Financing Authority, Revenue
Bonds, Valley Health System Obligated Group, Series 2019
4.000 07/01/44 1,134,812
1,215,000 New Jersey Health Care Facilities Financing Authority, Revenue
Bonds, Valley Health System Obligated Group, Series 2019
3.000 07/01/49 962,121
TOTAL HEALTH CARE 31,150,401

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HOUSING/MULTIFAMILY - 5.4%
$ 150,000 New Jersey Economic Development Authority, Revenue Bonds,
Provident Group - Kean Properties LLC - Kean University Student
Housing Project, Series 2017A
5.000% 07/01/47 $ 145,209
450,000 New Jersey Economic Development Authority, Revenue Bonds,
Provident Group - Kean Properties LLC - Kean University Student
Housing Project, Series 2017A
5.000 01/01/50 425,514
2,440,000 New Jersey Economic Development Authority, Revenue Bonds,
West Campus Housing LLC - New Jersey City University Student
Housing Project, Series 2015
5.000 07/01/47 2,222,085
1,404,684 New Jersey Housing & Mortgage Finance Agency, Multifamily
Conduit Revenue Bonds, Cherry Garden Apartments Project,
Series 2021B
2.375 01/01/39 1,166,903
519,729 New Jersey Housing & Mortgage Finance Agency, Multifamily
Conduit Revenue Bonds, Riverview Towers Apartments, Series
2024B
5.250 12/20/65 573,492
700,000 New Jersey Housing and Mortgage Finance Agency, Multifamily
Conduit Revenue Bonds, Montgomery Gateway Apartments,
Series 2025A
4.550 05/01/41 748,110
1,310,000 New Jersey Housing and Mortgage Finance Agency, Multifamily
Revenue Bonds, Series 2015A
4.000 11/01/45 1,269,722
1,135,000 New Jersey Housing and Mortgage Finance Agency, Multifamily
Revenue Bonds, Series 2016A
3.750 11/01/45 1,066,262
2,145,000 New Jersey Housing and Mortgage Finance Agency, Multifamily
Revenue Bonds, Series 2016B
3.600 11/01/40 2,144,952
1,275,000 New Jersey Housing and Mortgage Finance Agency, Multifamily
Revenue Bonds, Series 2018A
3.600 11/01/33 1,286,090
1,045,000 New Jersey Housing and Mortgage Finance Agency, Multifamily
Revenue Bonds, Series 2018A
3.950 11/01/43 1,044,798
650,000 New Jersey Housing and Mortgage Finance Agency, Multifamily
Revenue Bonds, Series 2018A
4.000 11/01/48 608,201
500,000 New Jersey Housing and Mortgage Finance Agency, Multifamily
Revenue Bonds, Series 2018A
4.100 11/01/53 461,324
1,750,000 New Jersey Housing and Mortgage Finance Agency, Multifamily
Revenue Bonds, Series 2019A
2.900 11/01/39 1,560,540
530,000 New Jersey Housing and Mortgage Finance Agency, Multifamily
Revenue Bonds, Series 2019A
3.000 11/01/44 456,077
870,000 New Jersey Housing and Mortgage Finance Agency, Multifamily
Revenue Bonds, Series 2019A
3.050 11/01/49 690,400
490,000 New Jersey Housing and Mortgage Finance Agency, Multifamily
Revenue Bonds, Series 2019A
3.150 05/01/53 373,182
600,000 New Jersey Housing and Mortgage Finance Agency, Multifamily
Revenue Bonds, Series 2020A
2.450 11/01/45 435,082
2,470,000 New Jersey Housing and Mortgage Finance Agency, Multifamily
Revenue Bonds, Series 2021A
2.450 11/01/41 1,977,657
1,090,000 New Jersey Housing and Mortgage Finance Agency, Multifamily
Revenue Bonds, Series 2023C, (AMT)
4.850 05/01/33 1,145,631
855,000 New Jersey Housing and Mortgage Finance Agency, Multifamily
Revenue Bonds, Series 2023E-1
4.500 05/01/50 843,566
500,000 New Jersey Housing and Mortgage Finance Agency, Multifamily
Revenue Bonds, Series 2023E-1
4.550 05/01/55 500,695
TOTAL HOUSING/MULTIFAMILY 21,145,492
HOUSING/SINGLE FAMILY - 5.6%
920,000 New Jersey Housing and Mortgage Finance Agency, Single
Family Housing Revenue Bonds, Series 2018A
3.750 10/01/35 924,823
2,150,000 New Jersey Housing and Mortgage Finance Agency, Single
Family Housing Revenue Bonds, Series 2018B, (AMT)
3.800 10/01/32 2,161,114
2,710,000 New Jersey Housing and Mortgage Finance Agency, Single
Family Housing Revenue Bonds, Series 2019C
4.000 04/01/49 2,471,505
1,540,000 New Jersey Housing and Mortgage Finance Agency, Single
Family Housing Revenue Bonds, Series 2020E
2.250 10/01/40 1,256,031
865,000 New Jersey Housing and Mortgage Finance Agency, Single
Family Housing Revenue Bonds, Series 2020E
3.500 04/01/51 871,279

Portfolio of Investments February 28, 2026
(continued)
New Jersey Municipal Bond

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HOUSING/SINGLE FAMILY (continued)
$ 2,000,000 New Jersey Housing and Mortgage Finance Agency, Single
Family Housing Revenue Bonds, Series 2024K
4.150% 10/01/39 $ 2,045,831
6,840,000 New Jersey Housing and Mortgage Finance Agency, Single
Family Housing Revenue Bonds, Social Series 2021H
2.300 10/01/46 4,894,556
1,885,000 New Jersey Housing and Mortgage Finance Agency, Single
Family Housing Revenue Bonds, Social Series 2022I
4.500 10/01/42 1,942,125
1,260,000 New Jersey Housing and Mortgage Finance Agency, Single
Family Housing Revenue Bonds, Social Series 2022I
4.600 10/01/46 1,270,419
1,000,000 New Jersey Housing and Mortgage Finance Agency, Single
Family Housing Revenue Bonds, Social Series 2023J
4.500 10/01/43 1,013,845
1,150,000 New Jersey Housing and Mortgage Finance Agency, Single
Family Housing Revenue Bonds, Social Series 2023J
4.700 10/01/48 1,153,842
1,845,000 New Jersey Housing and Mortgage Finance Agency, Single
Family Housing Revenue Bonds, Social Series 2025M
5.050 10/01/45 1,911,865
TOTAL HOUSING/SINGLE FAMILY 21,917,235
INDUSTRIALS - 0.6%
500,000 New Jersey Economic Development Authority, Energy Facilities
Revenue Bonds, UMM Energy Partners, LLC Project, Series
2012A, (AMT)
5.000 06/15/37 500,255
1,000,000 New Jersey Economic Development Authority, Energy Facilities
Revenue Bonds, UMM Energy Partners, LLC Project, Series
2012A, (AMT)
5.125 06/15/43 1,000,226
1,000,000 (a) New Jersey Economic Development Authority, New Jersey, Dock
and Wharf Facility Revenue Bonds, Repauno Port & Rail Terminal
Project, Series 2025, (AMT)
6.625 01/01/45 1,050,086
TOTAL INDUSTRIALS 2,550,567
LONG-TERM CARE - 0.6%
530,000 New Jersey Economic Development Authority, Fixed Rate
Revenue Bonds, Lions Gate Project, Series 2014
5.250 01/01/44 525,537
2,113,474 (a) New Jersey Economic Development Authority, Revenue Bonds,
White Horse HMT Urban Renewal LLC Project, Series 2020
5.000 01/01/40 1,501,901
480,000 (a) New Jersey Health Care Facilities Financing Authority, Revenue
Bonds, Village Drive Healthcare Urban Renewal LLC, Series 2018
5.750 10/01/38 353,408
TOTAL LONG-TERM CARE 2,380,846
TAX OBLIGATION/GENERAL - 25.1%
3,995,000 Bridgewater & Raritan School District, Somerset County, New
Jersey, General Obligation Bonds, Series 2024
4.000 07/15/45 3,998,415
790,000 Cumberland County Improvement Authority, New Jersey,
General Obligation Lease Revenue Bonds, Vineland Public Safety
Building Project, Series 2017
3.250 12/15/37 791,422
585,000 Cumberland County, New Jersey, General Obligation Bonds,
General Improvement Series 2024
2.000 08/15/26 583,016
1,000,000 Cumberland County, New Jersey, General Obligation Bonds,
Series 2021
2.000 05/15/29 971,383
400,000 Essex County Improvement Authority, New Jersey, Lease
Revenue Bonds, Essex County Family Court Building Projects,
County Guaranteed Series 2025
5.000 03/17/26 400,397
6,000,000 Essex County, New Jersey, General Obligation Bonds, Bond
Anticipation Notes, Series 2025
4.000 07/08/26 6,034,784
5,000,000 Ewing Township, Mercer County, New Jersey, General Obligation
Bonds, Bond Anticipation Notes Series 2025
4.000 12/22/26 5,070,220
15,000 Flemington-Raritan Regional School District, Hunterdon County,
New Jersey, General Obligation Bonds, Series 2019
2.375 09/01/34 13,994
3,000,000 Freehold Township Board of Education, Monmouth County, New
Jersey, General Obligation Bonds, School Series 2025
4.000 08/15/41 3,139,151
600,000 Gloucester County Improvement Authority, New Jersey, General
Obligation Loan Revenue Bonds, Health Sciences Educational
Facilities Projects Series 2024
5.000 03/01/26 600,000
1,065,000 Gloucester Township, New Jersey, General Obligation Bonds,
Series 2019 - BAM Insured
2.000 02/01/28 1,048,851
1,000,000 Gloucester Township, New Jersey, General Obligation Bonds,
Series 2019 - BAM Insured
2.250 02/01/29 986,200

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/GENERAL (continued)
$ 1,040,000 Harrison, New Jersey, General Obligation Bonds, Parking Utility
Series 2018 - BAM Insured
3.375% 03/01/34 $ 1,050,834
1,075,000 Holmdel Township, Monmouth, New Jersey, General Obligation
Bonds, Series 2021
2.000 11/15/34 972,484
1,250,000 (c) Hudson County Improvement Authority, New Jersey, County
Guaranteed Pooled Notes, Series 2026A-1
3.500 03/01/27 1,265,093
1,000,000 Hudson County Improvement Authority, New Jersey, County
Secured Lease Revenue Bonds, Hudson County Courthouse
Project, Series 2020
4.000 10/01/51 949,597
5,490,000 Hudson County Improvement Authority, New Jersey, County
Secured Lease Revenue Bonds, Hudson County Vocational
Technical Schools Project, Series 2016
5.000 05/01/46 5,499,048
3,000,000 Hudson County, New Jersey, Bond Anticipation Notes, Series
20256
4.000 02/24/27 3,050,408
1,000,000 Jersey City Board of Education, Hudson County, New Jersey,
General Obligation Bonds, School Energy Savings Refunding
Series 2023 - AGM Insured
4.250 08/15/45 1,009,825
1,000,000 Jersey City, New Jersey, General Obligation Bonds, General
Improvement Series 2022A
3.000 02/15/37 970,724
1,000,000 Madison Borough Board of Education, Morris County, New
Jersey, General Obligation Bonds, School Series 2024
1.000 08/15/30 927,610
665,000 Manalapan-Englishtown Regional Board of Education, New
Jersey, General Obligation Bonds, School Series 2025
4.000 07/15/43 679,719
1,730,000 Manalapan-Englishtown Regional Board of Education, New
Jersey, General Obligation Bonds, School Series 2025
4.000 07/15/44 1,751,673
1,125,000 Monmouth County Improvement Authority, New Jersey,
Governmental Pooled Loan Revenue Bonds, Series 2022C
5.000 08/15/40 1,259,371
575,000 Monmouth County Improvement Authority, New Jersey,
Governmental Pooled Loan Revenue Bonds, Series 2023
5.000 12/01/36 673,300
500,000 Monmouth County Improvement Authority, New Jersey,
Governmental Pooled Loan Revenue Bonds, Series 2023
5.000 12/01/41 564,316
1,120,000 Monmouth County Improvement Authority, New Jersey,
Governmental Pooled Loan Revenue Bonds, Series 2024A
5.000 12/01/37 1,322,619
1,695,000 Monmouth County Improvement Authority, New Jersey,
Governmental Pooled Loan Revenue Bonds, Series 2025
5.000 12/01/31 1,959,780
1,700,000 Monmouth County Improvement Authority, New Jersey,
Governmental Pooled Loan Revenue Bonds, Series 2025
5.000 12/01/34 2,059,902
2,000,000 Montclair Township Board of Education, Essex County, New
Jersey, General Obligation Bonds, School Series 2025
4.250 08/01/43 2,067,102
2,500,000 Montclair Township Board of Education, Essex County, New
Jersey, General Obligation Bonds, School Series 2025
4.250 08/01/44 2,550,483
2,485,000 Montclair Township Board of Education, Essex County, New
Jersey, General Obligation Bonds, School Series 2025
4.375 08/01/45 2,529,869
1,020,000 New Brunswick Parking Authority, Middlesex County, New Jersey,
Guaranteed Parking Revenue Bonds, Refunding Series 2016A -
BAM Insured
5.000 09/01/32 1,034,005
1,000,000 New Brunswick Parking Authority, Middlesex County, New Jersey,
Guaranteed Parking Revenue Bonds, Refunding Series 2016A -
BAM Insured
5.000 09/01/35 1,012,507
985,000 New Jersey State, General Obligation Bonds, Covid-19
Emergency Series 2020A
5.000 06/01/26 992,314
1,000,000 New Jersey State, General Obligation Bonds, Covid-19
Emergency Series 2020A
5.000 06/01/27 1,037,742
1,240,000 New Jersey State, General Obligation Bonds, Covid-19
Emergency Series 2020A
4.000 06/01/31 1,351,553
1,375,000 New Jersey State, General Obligation Bonds, Covid-19
Emergency Series 2020A
3.000 06/01/32 1,418,318
1,000,000 New Jersey State, General Obligation Bonds, Various Purpose
Series 2020
5.000 06/01/40 1,030,009
2,100,000 New Jersey State, General Obligation Bonds, Various Purpose
Series 2021 - BAM Insured
2.000 06/01/36 1,857,793
1,090,000 New Jersey State, General Obligation Bonds, Various Purpose
Series 2021
5.000 06/01/40 1,176,218

Portfolio of Investments February 28, 2026
(continued)
New Jersey Municipal Bond

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/GENERAL (continued)
$ 605,000 Newark Board of Education, Essex County, New Jersey, General
Obligation Bonds, School Energy Savings Series 2021 - BAM
Insured
4.000% 07/15/36 $ 635,271
500,000 Newark, Essex County, New Jersey, Mass Transit Access Tax
Revenue Bonds, Mulberry Pedestrian Bridge Redevelopment
Project, Series 2022 - AGM Insured
5.375 11/15/52 537,965
600,000 Newark, Essex County, New Jersey, Mass Transit Access Tax
Revenue Bonds, Mulberry Pedestrian Bridge Redevelopment
Project, Series 2022 - AGM Insured
6.000 11/15/62 665,790
510,000 Newark, New Jersey, General Obligation Bonds, Refunding
Qualified  General Improvement Series 2025A
5.000 07/15/26 514,541
1,500,000 Ocean City, New Jersey, General Obligation Bonds, General
Improvement Series 2019
2.250 09/15/33 1,410,636
1,605,000 Parsippany-Troy Hills Township, New Jersey, General Obligation
Bonds, General Improvement Series 2025
4.000 10/15/26 1,624,060
2,625,000 Passaic County, New Jersey, General Obligation Bonds, General
Improvement Series 2019A
1.000 12/01/34 2,203,217
1,054,000 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
5.625 07/01/29 1,126,237
1,477,000 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
4.000 07/01/33 1,512,713
669,000 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
4.000 07/01/37 670,382
4,698,000 Rahway, New Jersey, General Obligation Bonds, Bond
Anticipation Note Series 2025
4.000 07/22/26 4,728,715
1,145,000 Somers Point, New Jersey, General Obligation Bonds,
Improvement Sewer Utility Series 2019
2.000 10/01/31 1,080,981
1,000,000 South Brunswick Township, Middlesex County, New Jersey,
General Obligation Bonds, BAN Series 2025A
4.000 10/19/26 1,009,991
2,460,000 South Orange & Maplewood School District, Essex County, New
Jersey, General Obligation Bonds, Series 2021
2.375 08/15/46 1,707,370
250,000 Toms River Board of Education, Ocean County, New Jersey,
General Obligation Bonds, Regional Schools Series 2019
2.000 07/15/26 248,351
190,000 Toms River Board of Education, Ocean County, New Jersey,
General Obligation Bonds, Regional Schools Series 2019
3.000 07/15/30 188,741
3,435,000 Union County Utilities Authority, New Jersey, Resource Recovery
Facility Lease Revenue Bonds, Covantan Union Inc. Lessee,
Refunding Series 2011B, (AMT)
5.250 12/01/31 3,442,262
2,515,000 Union County Utilities Authority, New Jersey, Solid Waste System
County Deficiency Revenue Bonds, Series 2011A
5.000 06/15/41 2,517,240
1,280,000 Verona Township Board of Education, Essex County, New Jersey,
General Obligation Bonds, Refunding Series 2020
2.250 03/01/39 1,046,339
405,000 Vineland Board of Education, Cumberland County, New Jersey,
General Obligation Bonds, Energy Savings Refunding School
Series 2025 - BAM Insured
5.000 07/01/39 466,537
2,000,000 Willingboro Township Board of Education, New Jersey, General
Obligation Bonds, School Series 2025
4.250 08/15/44 2,054,173
1,085,000 Woodridge Boro, New Jersey, General Obligation Bonds,
General Improvement Series 2021
2.000 09/01/32 1,005,533
TOTAL TAX OBLIGATION/GENERAL 98,059,094
TAX OBLIGATION/LIMITED - 19.3%
1,715,000 Bergen County Improvement Authority, New Jersey, County
Guaranteed Governmental Pooled Project Notes, Series 202
4.000 10/14/26 1,732,492
3,500,000 Bergen County Improvement Authority, New Jersey, County
Guaranteed Governmental Pooled Project Notes, Series 2025A
4.000 05/21/26 3,512,772
650,000 Bergen County Improvement Authority, New Jersey, Guaranteed
Lease Revenue Bonds, County Administration Complex Project,
Series 2005
5.000 11/15/26 663,225
2,610,000 Burlington County Bridge Commission, New Jersey,
Governmental Leasing Program Revenue Bonds, Notes Series
2025C-2
4.000 07/31/26 2,625,877

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/LIMITED (continued)
$ 450,000 Camden County Improvement Authority, New Jersey, County
Guaranteed Loan Revenue Bonds, Refunding Capital Program
Series 2024B
5.000% 01/15/29 $ 486,355
1,000,000 Camden County Improvement Authority, New Jersey, County
Guaranteed Loan Revenue Bonds, Refunding Capital Program
Series 2024B
5.000 01/15/30 1,107,450
795,000 Casino Reinvestement Development Authority, New Jersey,
Luxury Tax Revenue Bonds, Series 2024A
5.000 11/01/41 873,465
600,000 Gloucester County Improvement Authority, New Jersey, Revenue
Bonds, County Guaranteed Loan Capital Program, Refunding
Series 2025
5.000 04/01/29 653,421
650,000 Gloucester County Improvement Authority, New Jersey, Revenue
Bonds, County Guaranteed Loan Capital Program, Refunding
Series 2025
5.000 04/01/31 739,771
250,000 Gloucester County Improvement Authority, New Jersey, Revenue
Bonds, County Guaranteed Loan Capital Program, Refunding
Series 2025
5.000 04/01/32 290,266
350,000 Gloucester County Improvement Authority, New Jersey, Revenue
Bonds, County Guaranteed Loan Capital Program, Refunding
Series 2025
5.000 04/01/33 412,923
1,135,000 Government of Guam, Business Privilege Tax Bonds, Refunding
Series 2025G
5.000 01/01/33 1,273,435
500,000 Government of Guam, Business Privilege Tax Bonds, Refunding
Series 2025G
5.000 01/01/34 566,227
500,000 Government of Guam, Business Privilege Tax Bonds, Refunding
Series 2025G
5.000 01/01/35 569,980
1,065,000 Middlesex County Improvement Authority, New Jersey, County
Guaranteed Lease Revenue Bonds, Middlesex Regional
Educational Services Commission Projects, Refunding Series
2024
5.000 10/15/33 1,267,531
2,940,000 Middlesex County Improvement Authority, New Jersey, General
Obligation Lease Revenue Bonds, New Jersey Health + Life
Science Exchange - H-1 Project Series 2023A
5.000 08/15/49 3,117,928
1,000,000 Middlesex County Improvement Authority, New Jersey, General
Obligation Lease Revenue Bonds, New Jersey Health + Life
Science Exchange - H-1 Project Series 2023A
4.000 08/15/53 959,211
3,600,000 New Jersey Economic Development Authority, New Jersey,
Transit Transportation Project Revenue Bonds, Portal North
Bridge Project Series 2022A
5.250 11/01/47 3,831,081
3,775,000 New Jersey Economic Development Authority, New Jersey,
Transit Transportation Project Revenue Bonds, Portal North
Bridge Project Series 2022A
5.000 11/01/52 3,914,412
3,220,000 New Jersey Economic Development Authority, Revenue Bonds,
Motor Vehicle Surcharge, Refunding Subordinate Series 2017A
3.375 07/01/30 3,224,967
221,788 New Jersey Economic Development Authority, Revenue
Refunding Bonds, Kapkowski Road Landfill Project, Series 2002
6.500 04/01/28 228,872
255,000 New Jersey Transportation Trust Fund Authority, Federal Highway
Reimbursement Revenue Notes, Series 2016A-1
5.000 06/15/29 256,916
175,000 New Jersey Transportation Trust Fund Authority, Federal Highway
Reimbursement Revenue Notes, Series 2016A-1
5.000 06/15/30 176,272
3,845,000 New Jersey Transportation Trust Fund Authority, Federal Highway
Reimbursement Revenue Notes, Series 2018A
5.000 06/15/31 3,872,320
505,000 New Jersey Transportation Trust Fund Authority, Transportation
Program Bonds, Series 2019AA
5.000 06/15/46 518,030
1,000,000 New Jersey Transportation Trust Fund Authority, Transportation
Program Bonds, Series 2022CC
5.250 06/15/41 1,116,587
1,500,000 New Jersey Transportation Trust Fund Authority, Transportation
Program Bonds, Series 2023AA
4.250 06/15/44 1,525,537
14,250,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Capital Appreciation Series 2010A
0.000 12/15/30 12,602,307
5,300,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Refunding Series 2006C - AGM Insured
0.000 12/15/32 4,430,857
4,620,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Refunding Series 2006C - AGM Insured
0.000 12/15/33 3,732,209

Portfolio of Investments February 28, 2026
(continued)
New Jersey Municipal Bond

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/LIMITED (continued)
$ 1,045,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Refunding Series 2006C - AGM Insured
0.000% 12/15/34 $ 813,125
2,360,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2019BB
3.500 06/15/46 2,048,178
680,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2019BB
4.000 06/15/50 633,587
1,560,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2024AA
4.000 06/15/42 1,583,766
1,080,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2024CC
4.125 06/15/55 1,018,752
705,000 Passaic County Improvement Authority, New Jersey, Guaranteed
Revenue Bonds, Senior Housing Project Series 2024
4.000 11/01/51 682,257
500,000 Passaic County Improvement Authority, New Jersey, Lease
Revenue Bonds, Little Falls Board of Education Project Series
2025
5.000 09/15/37 578,604
1,110,000 Passaic County Improvement Authority, New Jersey, Lease
Revenue Bonds, Preakness Healthcare Center Expansion Project,
Refunding Series 2015
3.750 05/01/36 1,110,549
1,115,000 Passaic County Improvement Authority, New Jersey, Lease
Revenue Bonds, Preakness Healthcare Center Expansion Project,
Series 2012
3.500 05/01/35 1,115,431
1,920,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
5.000 07/01/58 1,884,535
1,756,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Taxable Restructured Cofina Project Series 2019A-2
4.329 07/01/40 1,759,632
1,570,000 Union County Improvement Authority, New Jersey, Lease
Revenue Bonds, Plainfield - Park Madison Redevelopment
Project, Refunding Series 2013A
5.000 03/01/34 1,742,992
TOTAL TAX OBLIGATION/LIMITED 75,254,104
TRANSPORTATION - 10.3%
1,000,000 Delaware River and Bay Authority, Delaware and New Jersey,
Revenue Bonds, Refunding Series 2024B
5.000 01/01/41 1,137,653
1,000,000 Delaware River and Bay Authority, Delaware and New Jersey,
Revenue Bonds, Series 2019
4.000 01/01/44 1,003,164
1,090,000 Delaware River Joint Toll Bridge Commission, New Jersey and
Pennsylvania, Bridge System Revenue Bonds, Refunding Series
2015 - BAM Insured
4.000 07/01/35 1,090,934
1,500,000 Delaware River Joint Toll Bridge Commission, New Jersey and
Pennsylvania, Bridge System Revenue Bonds, Series 2017
5.000 07/01/42 1,532,306
2,000,000 Delaware River Joint Toll Bridge Commission, New Jersey and
Pennsylvania, Bridge System Revenue Bonds, Series 2017
5.000 07/01/47 2,022,616
1,000,000 Delaware River Joint Toll Bridge Commission, New Jersey and
Pennsylvania, Bridge System Revenue Bonds, Series 2019A
3.000 07/01/49 760,257
1,860,000 Delaware River Port Authority, New Jersey and Pennsylvania,
Revenue Bonds, Refunding Series 2025
5.000 01/01/37 2,173,969
1,705,000 New Jersey Economic Development Authority, Private Activity
Bonds, The Goethals Bridge Replacement Project, Series 2013 -
AGM Insured, (AMT)
5.000 01/01/31 1,715,136
1,645,000 New Jersey Economic Development Authority, Private Activity
Bonds, The Goethals Bridge Replacement Project, Series 2013,
(AMT)
5.625 01/01/52 1,646,508
1,245,000 New Jersey Economic Development Authority, Special Facilities
Revenue Bonds, Continental Airlines Inc., Series 1999, (AMT)
5.250 09/15/29 1,247,443
380,000 New Jersey Economic Development Authority, Special Facilities
Revenue Bonds, Continental Airlines Inc., Series 2000A & 2000B,
(AMT)
5.625 11/15/30 381,476
1,000,000 New Jersey Economic Development Authority, Special Facility
Revenue Bonds, Port Newark Container Terminal LLC Project,
Refunding Series 2017, (AMT)
5.000 10/01/37 1,019,951
2,000,000 New Jersey Economic Development Authority, Special Facility
Revenue Bonds, Port Newark Container Terminal LLC Project,
Refunding Series 2017, (AMT)
5.000 10/01/47 2,003,296

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TRANSPORTATION (continued)
$ 1,315,000 New Jersey Turnpike Authority, Revenue Bonds, Series 2005A -
AGM Insured
5.250% 01/01/29 $ 1,431,471
775,000 New Jersey Turnpike Authority, Turnpike Revenue Bonds, Series
2022A
4.000 01/01/42 798,116
2,010,000 New Jersey Turnpike Authority, Turnpike Revenue Bonds, Series
2022A
4.000 01/01/43 2,052,838
1,000,000 New Jersey Turnpike Authority, Turnpike Revenue Bonds, Series
2022B
5.000 01/01/46 1,066,540
1,030,000 New Jersey Turnpike Authority, Turnpike Revenue Bonds, Series
2022B
4.500 01/01/48 1,048,229
2,250,000 New Jersey Turnpike Authority, Turnpike Revenue Bonds, Series
2022B
5.250 01/01/52 2,390,760
925,000 New Jersey Turnpike Authority, Turnpike Revenue Bonds, Series
2025A
5.250 01/01/55 994,393
1,000,000 Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Fiftieth Series 2025
5.000 10/15/36 1,211,612
2,950,000 Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Forty Second Series 2023, (AMT)
5.000 12/01/53 3,000,641
1,200,000 Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Forty-Fifth Series 2024
5.000 09/01/54 1,262,606
1,000,000 Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Second Series 2017, (AMT)
5.000 10/15/33 1,022,695
1,000,000 South Jersey Transportation Authority, New Jersey,
Transportation System Revenue Bonds, Refunding Series 2019A
- AGM Insured
5.000 11/01/33 1,092,281
2,330,000 South Jersey Transportation Authority, New Jersey,
Transportation System Revenue Bonds, Series 2022A
4.625 11/01/47 2,368,350
650,000 South Jersey Transportation Authority, New Jersey,
Transportation System Revenue Bonds, Series 2022A - BAM
Insured
5.250 11/01/52 681,399
1,000,000 South Jersey Transportation Authority, New Jersey,
Transportation System Revenue Bonds, Series 2025A - BAM
Insured
4.000 11/01/38 1,048,324
1,000,000 South Jersey Transportation Authority, New Jersey,
Transportation System Revenue Bonds, Series 2025A - BAM
Insured
4.000 11/01/39 1,039,859
TOTAL TRANSPORTATION 40,244,823
U.S. GUARANTEED - 0.2% (d)
145,000 New Jersey Health Care Facilities Financing Authority, Revenue
Bonds, Kennedy Health System Obligated Group Issue,
Refunding Series 2012, (ETM)
3.750 07/01/27 146,402
600,000 New Jersey Transportation Trust Fund Authority, Transportation
Program Bonds, Series 2022CC, (Pre-refunded 12/15/32)
5.250 06/15/46 715,857
TOTAL U.S. GUARANTEED 862,259
UTILITIES - 7.9%
500,000 Guam Government Waterworks Authority, Water and Wastewater
System Revenue Bonds, Series 2025A
5.500 07/01/43 553,456
1,975,000 New Jersey Economic Development Authority, Natural Gas
Facilities Revenue Bonds, New Jersey Natural Gas Company
Project, Refunding Series 2011A
2.750 08/01/39 1,689,421
530,000 New Jersey Economic Development Authority, Natural Gas
Facilities Revenue Bonds, New Jersey Natural Gas Company
Project, Refunding Series 2011C, (AMT)
3.000 08/01/41 469,458
2,575,000 New Jersey Economic Development Authority, Water Facilities
Revenue Bonds, Middlesex Water Company, Series 2019, (AMT)
4.000 08/01/59 2,260,764
5,000,000 (b) New Jersey Economic Development Authority, Water Facilities
Revenue Bonds, New Jersey-American Water Company Inc.
Project, Refunding Series 2019A, (AMT), (Mandatory Put
12/03/29)
2.200 10/01/39 4,798,126
565,000 (b) New Jersey Economic Development Authority, Water Facilities
Revenue Bonds, New Jersey-American Water Company Inc.
Project, Refunding Series 2020B, (AMT), (Mandatory Put 6/01/28)
3.750 11/01/34 574,680

Portfolio of Investments February 28, 2026
(continued)
New Jersey Municipal Bond

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES (continued)
$ 500,000 New Jersey Environmental Infrastructure Trust, Environmental
Infrastructure Bonds, Green Series 2025A-SW1
5.000% 09/01/34 $ 604,100
6,295,000 New Jersey Infrastructure Bank, Environmental Infrastructure
Bonds, Green Series 2022A-2
5.000 09/01/47 6,677,251
2,000,000 New Jersey Infrastructure Bank, Environmental Infrastructure
Bonds, Green Series 2022A-2
5.000 09/01/52 2,101,103
1,500,000 New Jersey Infrastructure Bank, Environmental Infrastructure
Bonds, Green Series 2023A-W1
5.000 09/01/30 1,683,011
500,000 New Jersey Infrastructure Bank, Environmental Infrastructure
Bonds, Green Series 2023A-W1
5.000 09/01/34 598,978
500,000 North Hudson Sewerage Authority, New Jersey, Gross Revenue
Lease Certificates, Senior Lien Series 2023 - BAM Insured
5.000 06/01/38 576,383
750,000 North Hudson Sewerage Authority, New Jersey, Gross Revenue
Lease Certificates, Senior Lien Series 2023 - BAM Insured
5.000 06/01/39 859,344
375,000 North Hudson Sewerage Authority, New Jersey, Gross Revenue
Lease Certificates, Senior Lien Series 2023 - BAM Insured
5.000 06/01/44 408,664
695,000 Passaic County Utilities Authority, New Jersey, Solid Waste
Disposal Revenue Bonds, Refunding Series 2018
5.000 03/01/37 795,978
1,425,000 Passaic Valley Water Commission, New Jersey, Water System
Revenue Bonds, Series 2023 - AGM Insured
4.000 12/01/53 1,388,963
5,000,000 Salem County Pollution Control Financing Authority, New
Jersey, Revenue Bonds, Atlantic City Electric Company Project,
Refunding Series 2020
2.250 06/01/29 4,840,707
TOTAL UTILITIES 30,880,387
TOTAL MUNICIPAL BONDS
(Cost $387,561,019) 385,019,488
TOTAL LONG-TERM INVESTMENTS
(Cost $387,561,019) 385,019,488
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  1.7%
X 6,635,000 MUNICIPAL BONDS - 1.7%   X –
EDUCATION AND CIVIC ORGANIZATIONS - 1.3%
$ 5,000,000 (e) Rutgers State University, New Jersey, Revenue Bonds, Series
2009G
1.600 05/01/39 $ 5,000,000
TOTAL EDUCATION AND CIVIC ORGANIZATIONS 5,000,000
HOUSING/MULTIFAMILY - 0.4%
1,635,000 (e) New Jersey Housing and Mortgage Finance Agency, Multifamily
Housing Revenue Bonds, Meadow Brook Apartments Project,
Series 2006A, (AMT)
1.950 03/15/40 1,635,000
TOTAL HOUSING/MULTIFAMILY 1,635,000
TOTAL MUNICIPAL BONDS
(Cost $6,635,000) 6,635,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $6,635,000) 6,635,000
TOTAL INVESTMENTS - 100.2%
(Cost $394,196,019) 391,654,488
OTHER ASSETS & LIABILITIES, NET - (0.2)% (780,002)
NET ASSETS - 100% $ 390,874,486
AMT Alternative Minimum Tax
ETM Escrowed to maturity
(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the fiscal period, the aggregate value of these securities is $3,003,538 or 0.8% of Total Investments.
(b) Floating or variable rate security includes the reference rate and spread, when applicable.  For mortgage-backed or asset-backed securities the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(c) When-issued or delayed delivery security.
(d) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.

See Notes to Financial Statements
(e) Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment. The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.

Portfolio of Investments February 28, 2026
New York Municipal Bond
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 96.0%
X 974,525,982 MUNICIPAL BONDS - 96.0%   X –
CONSUMER STAPLES - 3.6%
$ 15,110,000 Erie County Tobacco Asset Securitization Corporation, New York,
Tobacco Settlement Asset-Backed Bonds, Series 2005A
5.000% 06/01/38 $ 14,147,362
76,105,000 (a) Erie County Tobacco Asset Securitization Corporation, New York,
Tobacco Settlement Asset-Backed Bonds, Series 2005C
0.000 06/01/50 9,840,673
755,000 New York Counties Tobacco Trust VI, New York, Tobacco
Settlement Pass-Through Bonds, Series 2016A-1
5.625 06/01/35 770,875
6,885,000 New York Counties Tobacco Trust VI, New York, Tobacco
Settlement Pass-Through Bonds, Series 2016A-1
5.750 06/01/43 6,780,764
1,330,000 New York Counties Tobacco Trust VI, New York, Tobacco
Settlement Pass-Through Bonds, Turbo Term Series 2016A.
Including 2016A-1, 2016A-2A and 2016A-2B
5.000 06/01/45 1,176,484
10,000,000 Suffolk Tobacco Asset Securitization Corporation, New York,
Tobacco Settlement Asset-Backed Bonds, Series 2021B-2
0.000 06/01/66 923,245
3,000,000 TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006 5.000 06/01/48 2,765,222
TOTAL CONSUMER STAPLES 36,404,625
EDUCATION AND CIVIC ORGANIZATIONS - 8.0%
1,865,000 Buffalo and Erie County Industrial Land Development
Corporation, New York, Revenue Bonds, Enterprise Charter
School Project, Series 2011A
7.500 12/01/40 1,865,529
1,360,000 Build New York City Resource Corporation, New York, Revenue
Bonds, Classical Charter Schools Series 2023A
4.500 06/15/43 1,301,604
550,000 Build New York City Resource Corporation, New York, Revenue
Bonds, Global Community Charter School Project, Series 2022A
5.000 06/15/52 475,512
3,360,000 Build New York City Resource Corporation, New York, Revenue
Bonds, KIPP New York City Public School Facilities, Canal West
Project, Series 2022
5.250 07/01/52 3,404,972
809,605 (b) Build New York City Resource Corporation, New York, Revenue
Bonds, Metropolitan College of New York, Series 2014
5.000 11/01/39 647,684
794,739 (b) Build New York City Resource Corporation, New York, Revenue
Bonds, Metropolitan College of New York, Series 2014
5.500 11/01/44 635,792
1,265,000 Build New York City Resource Corporation, New York, Revenue
Bonds, New World Preparatory Charter School Project, Series
2021A
4.000 06/15/41 1,162,646
1,440,000 (a) Build NYC Resource Corporation Revenue Bonds, New York, East
Harlem Scholars Academy Charter School Project, Series 2022
(Social Bonds)
5.750 06/01/62 1,418,472
2,395,000 (a) Build NYC Resource Corporation, New York, Revenue Bonds,
Family Life Academy Charter School, Series 2020C-1
5.000 06/01/55 1,991,775
580,000 (a) Build NYC Resource Corporation, New York, Revenue Bonds,
Richmond Preparatory Charter School Project, Social Impact
Project Series 2021A
5.000 06/01/41 533,157
2,620,000 (a) Build NYC Resource Corporation, New York, Revenue Bonds,
Richmond Preparatory Charter School Project, Social Impact
Project Series 2021A
5.000 06/01/56 2,062,205
2,965,000 (a) Dormitory Authority of the State of New York, General Revenue
Bonds, American Musical and Dramatic Academy Inc., Series
2023A
7.250 07/01/53 3,046,444
4,000,000 Dormitory Authority of the State of New York, General Revenue
Bonds, Barnard College, Taxable Series 2025A
5.000 07/01/55 4,131,541
2,500,000 Dormitory Authority of the State of New York, General Revenue
Bonds, The New School University Series 2025A
4.250 07/01/50 2,332,951
3,835,000 Dormitory Authority of the State of New York, General Revenue
Bonds, Yeshiva University, Series 2022A
5.000 07/15/42 3,959,234
3,015,000 Dormitory Authority of the State of New York, General Revenue
Bonds, Yeshiva University, Series 2022A
5.000 07/15/50 3,012,437
1,670,000 Dormitory Authority of the State of New York, Housing Revenue
Bonds, Fashion Institute of Technology, Series 2007 - FGIC
Insured
5.250 07/01/29 1,737,697

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
EDUCATION AND CIVIC ORGANIZATIONS (continued)
$ 735,000 Dormitory Authority of the State of New York, Housing Revenue
Bonds, Fashion Institute of Technology, Series 2007 - FGIC
Insured
5.250% 07/01/34 $ 805,127
9,000,000 Dormitory Authority of the State of New York, Revenue Bonds,
Fordham University, Series 2020
4.000 07/01/46 8,557,190
1,055,000 Dormitory Authority of the State of New York, Revenue Bonds,
New York University, Series 2001-1 - AMBAC Insured
5.500 07/01/40 1,266,839
1,950,000 Dormitory Authority of the State of New York, Revenue Bonds,
Pace University, Series 2024A
5.500 05/01/56 2,025,082
1,000,000 Dormitory Authority of the State of New York, Revenue Bonds,
Rockefeller University, Series 2020A
5.000 07/01/53 1,034,537
8,665,000 Dormitory Authority of the State of New York, Revenue Bonds,
Rockefeller University, Series 2022A
4.000 07/01/42 8,842,191
3,450,000 (a) Dormitory Authority of the State of New York, Revenue Bonds,
Vaughn College of Aeronautics & Technology, Series 2016A
5.500 12/01/36 3,377,636
6,675,000 Glen Cove Local Economic Assistance Corporation, New York,
Revenue Bonds, Garvies Point Public Improvement Project,
Capital Appreciation Series 2016B
0.000 01/01/45 2,074,839
3,040,000 Glen Cove Local Economic Assistance Corporation, New York,
Revenue Bonds, Garvies Point Public Improvement Project,
Capital Appreciation Series 2016C
5.625 01/01/55 2,784,947
200,000 Hempstead Town Local Development Corporation, New York,
Education Revenue Bonds, Evergreen Charter School Project,
Series 2022A
5.500 06/15/57 199,374
7,835,000 Monroe County Industrial Development Corporation, New York,
Revenue Bonds,  University of Rochester Project, Series 2020A
4.000 07/01/50 7,324,176
5,750,000 Monroe County Industrial Development Corporation, New York,
Revenue Bonds,  University of Rochester Project, Series 2023A
5.000 07/01/53 5,984,771
300,000 (a) Monroe County Industrial Development Corporation, New York,
Revenue Bonds, Academy of Health Sciences Charter School
Project, Social Impact Series 2022
5.875 07/01/52 300,778
850,000 Monroe County Industrial Development Corporation, New York,
Revenue Bonds, St. John Fisher University Project, Series 2024
5.250 06/01/54 890,729
1,285,000 Troy Capital Resource Corporation, New York,  Revenue Bonds,
Rensselaer Polytechnic Institute, Refunding Series 2020A.
Forward Delivery
4.000 09/01/40 1,293,249
160,000 Yonkers Economic Development Corporation, New York,
Educational Revenue Bonds, Lamartine/Warburton LLC-Charter
School of Educational Excellence Project, Series 2019A
4.000 10/15/29 160,723
205,000 Yonkers Economic Development Corporation, New York,
Educational Revenue Bonds, Lamartine/Warburton LLC-Charter
School of Educational Excellence Project, Series 2019A
5.000 10/15/39 207,809
TOTAL EDUCATION AND CIVIC ORGANIZATIONS 80,849,649
FINANCIALS - 1.1%
5,710,000 Liberty Development Corporation, New York, Goldman Sachs
Headquarter Revenue Bonds, Series 2005
5.250 10/01/35 6,850,022
3,475,000 Liberty Development Corporation, New York, Goldman Sachs
Headquarters Revenue Bonds Series 2007
5.500 10/01/37 4,284,616
TOTAL FINANCIALS 11,134,638
HEALTH CARE - 17.5%
6,735,000 Albany Capital Resource Corporation, New York, Revenue Bonds,
Albany Medical Center Hospital Series 2025A
5.500 05/01/55 7,214,656
15,600,000 Dormitory Authority of the State of New York, General Revenue
Bonds, Northwell Health Obligated Group, Series 2022A
4.000 05/01/45 14,935,038
18,290,000 Dormitory Authority of the State of New York, General Revenue
Bonds, Northwell Health Obligated Group, Series 2022A
4.250 05/01/52 16,979,726
9,255,000 Dormitory Authority of the State of New York, General Revenue
Bonds, Northwell Health Obligated Group, Series 2022A
5.000 05/01/52 9,431,365
11,965,000 Dormitory Authority of the State of New York, General Revenue
Bonds, Northwell Health Obligated Group, Series 2024A
5.250 05/01/54 12,459,289
3,600,000 Dormitory Authority of the State of New York, Revenue Bonds,
Montefiore Obligated Group, Series 2018A
5.000 08/01/35 3,703,336

Portfolio of Investments February 28, 2026
(continued)
New York Municipal Bond

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HEALTH CARE (continued)
$ 1,200,000 Dormitory Authority of the State of New York, Revenue Bonds,
Montefiore Obligated Group, Series 2020A
5.000% 09/01/30 $ 1,288,839
2,680,000 Dormitory Authority of the State of New York, Revenue Bonds,
Montefiore Obligated Group, Series 2020A
5.000 09/01/34 2,850,367
2,620,000 Dormitory Authority of the State of New York, Revenue Bonds,
Montefiore Obligated Group, Series 2020A
5.000 09/01/35 2,781,128
5,000,000 Dormitory Authority of the State of New York, Revenue Bonds,
Montefiore Obligated Group, Series 2020A
4.000 09/01/50 4,320,057
15,420,000 Dormitory Authority of the State of New York, Revenue Bonds,
Mount Sinai Health Obligated Group, Series 2025
5.250 07/01/50 15,559,656
14,435,000 Dormitory Authority of the State of New York, Revenue Bonds,
NYU Langone Hospitals Obligated Group, Series 2020A
4.000 07/01/53 12,821,757
450,000 (a) Dormitory Authority of the State of New York, Revenue Bonds,
Orange Regional Medical Center Obligated Group, Series 2015
5.000 12/01/29 450,183
1,100,000 (a) Dormitory Authority of the State of New York, Revenue Bonds,
Orange Regional Medical Center Obligated Group, Series 2015
5.000 12/01/32 1,100,357
1,100,000 (a) Dormitory Authority of the State of New York, Revenue Bonds,
Orange Regional Medical Center Obligated Group, Series 2015
5.000 12/01/33 1,100,316
1,000,000 (a) Dormitory Authority of the State of New York, Revenue Bonds,
Orange Regional Medical Center Obligated Group, Series 2015
5.000 12/01/35 1,000,187
1,300,000 (a) Dormitory Authority of the State of New York, Revenue Bonds,
Orange Regional Medical Center Obligated Group, Series 2015
5.000 12/01/40 1,292,330
2,000,000 (a) Dormitory Authority of the State of New York, Revenue Bonds,
Orange Regional Medical Center Obligated Group, Series 2017
5.000 12/01/26 2,013,687
1,200,000 (a) Dormitory Authority of the State of New York, Revenue Bonds,
Orange Regional Medical Center Obligated Group, Series 2017
5.000 12/01/27 1,216,603
4,250,000 (a) Dormitory Authority of the State of New York, Revenue Bonds,
Orange Regional Medical Center Obligated Group, Series 2017
5.000 12/01/36 4,181,827
1,000,000 (a) Dormitory Authority of the State of New York, Revenue Bonds,
Orange Regional Medical Center Obligated Group, Series 2017
5.000 12/01/37 973,136
2,750,000 Dormitory Authority of the State of New York, Revenue Bonds,
Roswell Park Cancer Institute Obligated Group, Series 2025A
5.500 07/01/55 2,967,814
400,000 Dormitory Authority of the State of New York, Revenue Bonds,
White Plains Hospital, Series 2024
5.250 10/01/49 407,482
6,280,000 Dutchess County Local Development Corporation, New York,
Revenue Bonds, Health Quest Systems, Inc. Project, Series 2016B
5.000 07/01/35 6,308,426
2,830,000 Dutchess County Local Development Corporation, New York,
Revenue Bonds, Health Quest Systems, Inc. Project, Series 2016B
4.000 07/01/41 2,790,400
11,000,000 Dutchess County Local Development Corporation, New York,
Revenue Bonds, Health Quest Systems, Inc. Project, Series 2016B
5.000 07/01/46 11,000,948
1,000,000 Dutchess County Local Development Corporation, New York,
Revenue Bonds, Nuvance Health Issue, Series 2019B
5.000 07/01/26 1,006,719
2,380,000 Genesee County Funding Corporation, New York, Revenue
Bonds, Rochester Regional Health Project, Series 2025A
5.250 12/01/50 2,453,876
2,605,000 Genesee County Funding Corporation, New York, Revenue
Bonds, Rochester Regional Health Project, Series 2025A
5.500 12/01/55 2,723,082
1,395,000 Monroe County Industrial Development Corporation, New York,
Revenue Bonds, Rochester General Hospital Project, Series
2013A
5.000 12/01/42 1,395,515
6,605,000 Monroe County Industrial Development Corporation, New York,
Revenue Bonds, Rochester General Hospital Project, Series 2017
5.000 12/01/46 6,607,287
4,600,000 Monroe County Industrial Development Corporation, New York,
Revenue Bonds, Rochester Regional Health Project, Series 2020A
4.000 12/01/46 4,079,843
375,000 Monroe County Industrial Development Corporation, New York,
Tax-Exempt Revenue Bonds, Highland Hospital of Rochester
Project, Series 2015
5.000 07/01/34 375,650
19,010,000 Westchester County Local Development Corporation, New York,
Revenue Bonds, Westchester Medical Center Obligated Group
Project, Refunding Series 2016
5.000 11/01/46 17,773,027
380,000 Westchester County Local Development Corporation, New York,
Revenue Bonds, Westchester Medical Center Obligated Group
Project, Series 2023
6.250 11/01/52 391,621
TOTAL HEALTH CARE 177,955,530

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HOUSING/MULTIFAMILY - 0.5%
$ 3,450,000 (a) New York City Housing Development Corporation, New York,
Multi-Family Mortgage Revenue Bonds, 8 Spruce Street, Class F
Series 2024
5.250% 12/15/31 $ 3,591,496
1,155,000 New York State Housing Finance Agency, Multifamily Housing
Revenue Bonds, Cannon Street Senior Housing Project, Series
2007A, (AMT)
5.300 02/15/39 1,156,069
TOTAL HOUSING/MULTIFAMILY 4,747,565
INDUSTRIALS - 2.4%
17,020,000 (a) New York Liberty Development Corporation, New York, Liberty
Revenue Bonds, 3 World Trade Center Project, Class 1 Series
2014
5.000 11/15/44 17,048,057
7,550,000 (a) New York Liberty Development Corporation, New York, Liberty
Revenue Bonds, 3 World Trade Center Project, Class 2 Series
2014
5.150 11/15/34 7,564,234
TOTAL INDUSTRIALS 24,612,291
LONG-TERM CARE - 0.1%
535,000 Dormitory Authority of the State of New York, Non-State
Supported Debt, Ozanam Hall of Queens Nursing Home
Revenue Bonds, Series 2006
5.000 11/01/31 542,740
550,000 Monroe County Industrial Development Corporation, New York,
Revenue Bonds, Saint Anns Community Project, Series 2019
5.000 01/01/40 552,347
265,000 (a) New York City Industrial Development Agency, New York, Civic
Facility Revenue Bonds, Special Needs Facilities Pooled Program,
Series 2008A-1
6.100 07/01/28 264,996
210,000 (a) New York City Industrial Development Agency, New York, Civic
Facility Revenue Bonds, Special Needs Facilities Pooled Program,
Series 2008A-1
6.200 07/01/33 209,710
TOTAL LONG-TERM CARE 1,569,793
MATERIALS - 0.2%
1,970,000 (a) Build New York City Resource Corporation, New York, Solid
Waste Disposal Revenue Bonds, Pratt Paper NY, Inc. Project,
Series 2014, (AMT)
5.000 01/01/35 1,973,495
TOTAL MATERIALS 1,973,495
TAX OBLIGATION/GENERAL - 6.3%
5,165,000 Nassau County, New York, General Obligation Bonds, General
Improvement Series 2023A
4.000 04/01/53 4,869,502
7,210,000 New York City, New York, General Obligation Bonds, Fiscal 2018
Series E-1
5.000 03/01/39 7,504,517
6,050,000 New York City, New York, General Obligation Bonds, Fiscal 2018
Series E-1
5.000 03/01/40 6,283,918
3,875,000 New York City, New York, General Obligation Bonds, Fiscal 2018
Series F-1
5.000 04/01/45 3,978,229
5,450,000 New York City, New York, General Obligation Bonds, Fiscal 2022
Series A-1
5.000 08/01/47 5,660,096
5,790,000 New York City, New York, General Obligation Bonds, Fiscal 2023
Series B-1
5.250 10/01/47 6,134,188
3,750,000 New York City, New York, General Obligation Bonds, Fiscal 2026
Series A-1
5.250 08/01/53 3,987,727
12,000,000 New York City, New York, General Obligation Bonds, Fiscal 2026
Series D
5.250 10/01/51 12,789,755
10,000,000 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
4.000 07/01/33 10,241,790
2,770,000 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
4.000 07/01/41 2,688,488
TOTAL TAX OBLIGATION/GENERAL 64,138,210
TAX OBLIGATION/LIMITED - 21.0%
6,460,000 Battery Park City Authority, New York, Revenue Bonds, Senior
Sustainability Green Series 2025
5.250 11/01/55 6,978,823
3,035,000 Battery Park City Authority, New York, Revenue Bonds, Senior
Sustainability Series 2023A
5.000 11/01/53 3,184,297
1,585,000 Dormitory Authority of the State of New York, Residential
Institutions for Children Revenue Bonds, Series 2008-A1
5.000 06/01/33 1,588,651

Portfolio of Investments February 28, 2026
(continued)
New York Municipal Bond

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/LIMITED (continued)
$ 1,985,000 Dormitory Authority of the State of New York, Residential
Institutions for Children Revenue Bonds, Series 2008-A1
5.000% 06/01/38 $ 1,988,626
20,000 Dormitory Authority of the State of New York, Revenue Bonds,
School Districts Financing Program, Series 2009C - AGC Insured
5.125 10/01/36 20,039
3,000,000 Dormitory Authority of the State of New York, Revenue Bonds,
School Districts Financing Program, Series 2025A
5.000 10/01/38 3,488,470
2,040,000 Dormitory Authority of the State of New York, State Personal
Income Tax Revenue Bonds, General Purpose, Series 2021A
5.000 03/15/49 2,101,101
17,140,000 Dormitory Authority of the State of New York, State Sales Tax
Revenue Bonds, Series 2017A Group C
5.000 03/15/41 17,513,206
10,000,000 Dormitory Authority of the State of New York, State Sales Tax
Revenue Bonds, Series 2018A
5.000 03/15/42 10,402,456
2,170,000 Hudson Yards Infrastructure Corporation, New York, Revenue
Bonds, Green Fiscal 2022 Series A
4.000 02/15/36 2,279,496
4,500,000 Hudson Yards Infrastructure Corporation, New York, Revenue
Bonds, Green Fiscal 2022 Series A
4.000 02/15/43 4,560,350
5,710,000 Hudson Yards Infrastructure Corporation, New York, Revenue
Bonds, Second Indenture Fiscal 2017 Series A
5.000 02/15/39 5,837,139
3,955,000 Hudson Yards Infrastructure Corporation, New York, Revenue
Bonds, Second Indenture Fiscal 2017 Series A
5.000 02/15/42 4,024,199
1,045,000 Hudson Yards Infrastructure Corporation, New York, Revenue
Bonds, Second Indenture Fiscal 2017 Series A
5.000 02/15/45 1,060,163
2,935,000 Metropolitan Transportation Authority, New York, Dedicated Tax
Fund Bonds, Green Series 2024A
4.000 11/15/51 2,759,422
5,450,000 Metropolitan Transportation Authority, New York, Dedicated Tax
Fund Bonds, Series 2022A
5.000 11/15/46 5,730,635
4,000,000 Monroe County Industrial Development Agency, New York,
School Facility Revenue Bonds, Rochester Schools Modernization
Project, Series 2013
5.000 05/01/28 4,007,848
9,335,000 New York City Transitional Finance Authority, New York, Building
Aid Revenue Bonds, Fiscal 2020 Subseries S-1B
4.000 07/15/43 9,242,684
5,000,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal 2017 Series A-1
5.000 05/01/40 5,014,137
5,000,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal 2017 Series B-1
5.000 08/01/36 5,044,310
5,375,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal 2017 Series E-1
5.000 02/01/43 5,455,558
4,020,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal 2020 Subseries B-1
4.000 11/01/47 3,769,581
5,835,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal 2026 Subseries Series A-1
5.250 05/01/52 6,240,918
3,670,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal Series 2025H-1
5.250 11/01/48 3,947,029
10,675,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Series 2024B
4.375 05/01/53 10,300,556
5,000,000 New York City, New York, Educational Construction Fund
Revenue Bonds, Series 2021B
5.000 04/01/52 5,123,513
9,585,000 New York State Thruway Authority, State Personal Income Tax
Revenue Bonds, Bidding Group 1 Series 2022A
5.000 03/15/45 10,208,510
15,000,000 New York State Thruway Authority, State Personal Income Tax
Revenue Bonds, Climate Certified Green Series 2022C
4.125 03/15/57 14,110,452
7,000,000 New York State Urban Development Corporation, State Personal
Income Tax Revenue Bonds, General Purpose, Series 2020C
5.000 03/15/47 7,358,803
3,800,000 New York State Urban Development Corporation, State Personal
Income Tax Revenue Bonds, General Purpose, Series 2020C
4.000 03/15/49 3,639,571
500,000 Oneida Indian Nation, New York, Tax Revenue Bonds, Series
2024B
6.000 09/01/43 546,651
12,393,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
0.000 07/01/46 4,457,893
15,386,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
5.000 07/01/58 15,101,798
5,750,000 Syracuse Industrial Development Authority, New York, PILOT
Revenue Bonds, Carousel Center Project, Refunding Series
2016A, (AMT)
5.000 01/01/29 4,787,700

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/LIMITED (continued)
$ 1,930,000 Syracuse Industrial Development Authority, New York, PILOT
Revenue Bonds, Carousel Center Project, Refunding Series
2016A, (AMT)
5.000% 01/01/32 $ 1,518,875
1,250,000 Syracuse Industrial Development Authority, New York, PILOT
Revenue Bonds, Carousel Center Project, Refunding Series
2016A, (AMT)
5.000 01/01/34 965,249
5,430,000 Syracuse Industrial Development Authority, New York, PILOT
Revenue Bonds, Carousel Center Project, Refunding Series
2016A, (AMT)
5.000 01/01/36 4,140,647
2,340,000 Triborough Bridge and Tunnel Authority, New York, Payroll
Mobility Tax Bonds, Senior Lien Series 2021B-1
4.000 05/15/56 2,154,381
2,000,000 Triborough Bridge and Tunnel Authority, New York, Payroll
Mobility Tax Bonds, Senior Lien Series 2022 A
4.000 05/15/51 1,854,166
1,650,000 Triborough Bridge and Tunnel Authority, New York, Payroll
Mobility Tax Bonds, Senior Lien Subseries 2021A-1
5.000 05/15/51 1,712,846
2,255,000 Triborough Bridge and Tunnel Authority, New York, Payroll
Mobility Tax Senior Lien Bonds, Series 2022C
4.125 05/15/52 2,098,568
7,020,000 Triborough Bridge and Tunnel Authority, New York, Sales Tax
Revenue Bonds, MTA Bridges & Tunnels, TBTA Capital Lockbox-
City Sales Tax Series 2023A
4.250 05/15/58 6,676,249
TOTAL TAX OBLIGATION/LIMITED 212,995,566
TRANSPORTATION - 29.9%
4,600,000 Build NYC Resource Corporation, New York, Airport Facilities
Revenue Bonds. Trips Obligated Group, Senior Series 2025,
(AMT)
5.500 07/01/55 4,822,562
2,700,000 Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Green Climate Bond Certified Series 2016A-1
5.250 11/15/56 2,701,756
2,000,000 Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Green Climate Bond Certified Series 2020A-1
5.000 11/15/48 2,047,290
3,600,000 Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Green Climate Bond Certified Series 2020C-1
4.750 11/15/45 3,643,917
2,000,000 Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Green Climate Bond Certified Series 2020C-1
5.250 11/15/55 2,053,775
2,500,000 Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Refunding Green Series 2016B
5.000 11/15/37 2,529,254
6,655,000 Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Refunding Series 2017D
4.000 11/15/42 6,614,474
2,500,000 Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Series 2016C-1
5.000 11/15/34 2,536,179
2,800,000 (b) New York City Industrial Development Agency, New York, Civic
Facility Revenue Bonds, Bronx Parking Development Company,
LLC Project, Series 2007
5.750 10/01/37 1,764,000
2,000,000 (b) New York City Industrial Development Agency, New York, Civic
Facility Revenue Bonds, Bronx Parking Development Company,
LLC Project, Series 2007
5.875 10/01/46 1,260,000
5,270,000 New York City, Industrial Development Agency, Senior Airport
Facilities Revenue Refunding Bonds, Trips Obligated Group,
Series 2012A, (AMT)
5.000 07/01/28 5,275,053
5,000,000 New York State Thruway Authority, General Revenue Bonds,
Series 2020N
4.000 01/01/42 5,042,705
3,000,000 New York State Thruway Authority, General Revenue Bonds,
Series 2020N
4.000 01/01/43 3,011,722
2,400,000 New York State Thruway Authority, General Revenue Junior
Indebtedness Obligations, Refunding Series 2026A
5.000 01/01/48 2,554,136
1,915,000 New York Transportation Development Corporation, New York,
Facility Revenue Bonds, Thruway Service Areas Project, Series
2021, (AMT)
4.000 10/31/41 1,892,149
3,720,000 New York Transportation Development Corporation, New York,
Facility Revenue Bonds, Thruway Service Areas Project, Series
2021, (AMT)
4.000 10/31/46 3,381,744
18,765,000 New York Transportation Development Corporation, New York,
Facility Revenue Bonds, Thruway Service Areas Project, Series
2021, (AMT)
4.000 04/30/53 16,163,068

Portfolio of Investments February 28, 2026
(continued)
New York Municipal Bond

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TRANSPORTATION (continued)
$ 4,750,000 New York Transportation Development Corporation, New
York, Special Facilities Bonds, LaGuardia Airport Terminal B
Redevelopment Project, Series 2016A, (AMT)
4.000% 07/01/31 $ 4,750,216
12,020,000 New York Transportation Development Corporation, New
York, Special Facilities Bonds, LaGuardia Airport Terminal B
Redevelopment Project, Series 2016A, (AMT)
5.000 07/01/46 12,024,773
24,965,000 New York Transportation Development Corporation, New
York, Special Facilities Bonds, LaGuardia Airport Terminal B
Redevelopment Project, Series 2016A, (AMT)
5.250 01/01/50 24,973,965
6,735,000 New York Transportation Development Corporation, New York,
Special Facilities Revenue Bonds, Terminal 6 John F Kennedy
International Airport Redevelopment Project, Senior Green Series
2024A, (AMT)
5.500 12/31/60 6,909,371
3,100,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, American Airlines, Inc. John F
Kennedy International Airport Project, Refunding Series 2016,
(AMT)
5.000 08/01/26 3,103,590
12,610,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, American Airlines, Inc. John F
Kennedy International Airport Project, Refunding Series 2016,
(AMT)
5.000 08/01/31 12,629,645
1,745,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, American Airlines, Inc. John F
Kennedy International Airport Project, Series 2020, (AMT)
5.375 08/01/36 1,840,418
14,915,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, John F Kennedy International
Airport New Terminal 1 Project, Green Series 2023 - BAM
Insured, (AMT)
5.375 06/30/60 15,263,300
10,545,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, John F Kennedy International
Airport New Terminal 1 Project, Green Series 2024, (AMT)
5.500 06/30/60 10,779,676
9,270,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, John F Kennedy International
Airport Terminal One Project, Green Series 2025, (AMT)
6.000 06/30/55 9,902,052
2,080,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, New Terminal 1 John F Kennedy
International Airport Project, Green Series 2023, (AMT)
6.000 06/30/54 2,183,514
1,280,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, Terminal 4 John F Kennedy
International Airport Project, Series 2020A, (AMT)
5.000 12/01/37 1,359,823
1,540,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, Terminal 4 John F Kennedy
International Airport Project, Series 2020C
5.000 12/01/34 1,690,112
1,745,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, Terminal 4 John F Kennedy
International Airport Project, Series 2020C
5.000 12/01/35 1,905,326
2,010,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, Terminal 4 John F Kennedy
International Airport Project, Series 2022, (AMT)
5.000 12/01/35 2,212,186
10,000,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, Terminal 4 John F Kennedy
International Airport Project, Series 2022, (AMT)
5.000 12/01/36 10,928,127
3,000,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, Terminal 4 John F Kennedy
International Airport Project, Series 2022, (AMT)
5.000 12/01/37 3,257,053
1,000,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, Terminal 4 John F Kennedy
International Airport Project, Series 2022, (AMT)
5.000 12/01/40 1,067,307
1,300,000 New York Transportation Development Corporation, Special
Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport
Terminals C&D Redevelopment Project, Series 2018, (AMT)
5.000 01/01/27 1,322,366
10,200,000 New York Transportation Development Corporation, Special
Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport
Terminals C&D Redevelopment Project, Series 2018, (AMT)
5.000 01/01/28 10,581,402

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TRANSPORTATION (continued)
$ 10,035,000 New York Transportation Development Corporation, Special
Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport
Terminals C&D Redevelopment Project, Series 2018, (AMT)
5.000% 01/01/31 $ 10,394,347
1,300,000 New York Transportation Development Corporation, Special
Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport
Terminals C&D Redevelopment Project, Series 2020, (AMT)
4.375 10/01/45 1,254,492
5,400,000 New York Transportation Development Corporation, Special
Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport
Terminals C&D Redevelopment Project, Series 2023, (AMT)
6.000 04/01/35 6,028,517
3,775,000 Niagara Frontier Transportation Authority, New York, Airport
Revenue Bonds, Buffalo International Airport, Series 2014A,
(AMT)
5.000 04/01/26 3,780,715
15,000,000 Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, One Hundred Ninety-Eighth Series 2016
5.250 11/15/56 15,086,080
2,500,000 Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Eighteen Series 2019, (AMT)
5.000 11/01/44 2,594,690
10,230,000 Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Fifth Series 2017
5.000 11/15/47 10,422,597
4,335,000 Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Forty-Fourth Series 2024
5.000 07/15/49 4,609,838
5,000,000 Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Thirty-Six Series 2022, (AMT)
5.000 01/15/47 5,147,302
4,800,000 Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Twentieth Series 2019, (AMT)
4.000 11/01/59 4,284,600
8,055,000 Triborough Bridge and Tunnel Authority, New York, General
Purpose Revenue Bonds, MTA Bridges & Tunnels, Refunding
Series 2017B
5.000 11/15/38 8,280,875
10,900,000 Triborough Bridge and Tunnel Authority, New York, General
Purpose Revenue Bonds, MTA Bridges & Tunnels, Series 2019A
5.000 11/15/49 11,157,273
14,200,000 Triborough Bridge and Tunnel Authority, New York, General
Revenue Bonds, MTA Bridges & Tunnels, Series 2021A
5.000 11/15/56 14,637,722
TOTAL TRANSPORTATION 303,657,054
UTILITIES - 5.4%
4,875,000 Long Island Power Authority, New York, Electric System General
Revenue Bonds, Green Series 2023E
5.000 09/01/53 5,108,156
2,215,000 Long Island Power Authority, New York, Electric System General
Revenue Bonds, Series 2017
5.000 09/01/42 2,274,087
695,000 Long Island Power Authority, New York, Electric System General
Revenue Bonds, Series 2017
5.000 09/01/47 706,551
7,465,000 New York City Municipal Water Finance Authority, New York,
Water and Sewer System Second General Resolution Revenue
Bonds, Fiscal 2018 Series CC-1
5.000 06/15/48 7,559,181
9,885,000 New York City Municipal Water Finance Authority, New York,
Water and Sewer System Second General Resolution Revenue
Bonds, Fiscal 2020 Series CC-1
4.000 06/15/49 9,441,157
7,500,000 New York City Municipal Water Finance Authority, New York,
Water and Sewer System Second General Resolution Revenue
Bonds, Fiscal 2025 Series BB
5.250 06/15/55 7,994,003
7,780,000 (c) New York Energy Finance Development Corporation, Energy
Supply Revenue Bonds, Series 2025, (Mandatory Put 12/01/33)
5.000 07/01/56 8,353,885
4,080,000 New York State Power Authority, Green Transmission Project
Revenue Bonds, Green Series 2023A - AGM Insured
5.000 11/15/48 4,334,907
9,400,000 (a) Niagara Area Development Corporation, New York, Solid Waste
Disposal Facility Revenue Refunding Bonds, Covanta Energy
Project, Series 2018A, (AMT)
4.750 11/01/42 8,715,639
TOTAL UTILITIES 54,487,566
TOTAL MUNICIPAL BONDS
(Cost $968,916,572) 974,525,982
TOTAL LONG-TERM INVESTMENTS
(Cost $968,916,572) 974,525,982

Portfolio of Investments February 28, 2026
(continued)
New York Municipal Bond

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  1.8%
X 18,000,000 MUNICIPAL BONDS - 1.8%   X –
TAX OBLIGATION/LIMITED - 1.8%
$ 18,000,000 (d) New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Taxable Subordinate Fiscal 2019 Series A-4
1.900% 08/01/45 $ 18,000,000
TOTAL TAX OBLIGATION/LIMITED 18,000,000
TOTAL MUNICIPAL BONDS
(Cost $18,000,000) 18,000,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $18,000,000) 18,000,000
TOTAL INVESTMENTS - 97.8%
(Cost $986,916,572) 992,525,982
OTHER ASSETS & LIABILITIES, NET - 2.2% 22,415,695
NET ASSETS - 100% $ 1,014,941,677
AMT Alternative Minimum Tax
(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the fiscal period, the aggregate value of these securities is $75,267,393 or 7.6% of Total Investments.
(b) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(c) Floating or variable rate security includes the reference rate and spread, when applicable.  For mortgage-backed or asset-backed securities the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(d) Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment. The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.

Statement of Assets and Liabilities
See Notes to Financial Statements

February 28, 2026
California High
Yield California Connecticut Massachusetts New Jersey New York
ASSETS
Long-term investments, at value
†
$ 1,191,663,099 $ 1,657,189,741 $ 229,802,318 $ 424,081,340 $ 385,019,488 $ 974,525,982
Short-term investments, at value
◊
– 33,200,000 3,750,000 2,000,000 6,635,000 18,000,000
Cash – 10,187,568 4,969,199 – – 13,057,874
Receivables:
Interest 19,504,873 20,845,379 2,240,705 5,144,969 4,417,841 12,096,598
Investments sold 18,285,843 20,000 2,440,000 – 155,000 –
Reimbursement from Adviser 427,133 – – – – –
Shares sold 583,080 1,905,011 432,719 109,105 261,040 917,768
Other 65,851 90,278 21,921 17,467 21,144 64,266
Total assets 1,230,529,879 1,723,437,977 243,656,862 431,352,881 396,509,513 1,018,662,488
LIABILITIES
Cash overdraft 1,563,860 – – 236,152 3,373,550 –
Floating rate obligations 237,780,000 – – – – –
Payables:
Management fees 396,276 596,820 91,239 161,094 146,430 369,330
Dividends 333,605 1,111,780 77,425 178,975 178,256 564,769
Interest 1,346,137 3,420 460 811 678 1,971
Investments purchased - regular settlement 3,240,211 — – – – –
Investments purchased - when-issued/delayed-
delivery settlement – 41,553,338 – – 1,265,600 –
Shares redeemed 3,405,052 6,316,628 222,289 652,870 479,361 2,380,711
Accrued expenses:
Custodian fees 156,934 171,313 46,535 73,361 69,758 114,329
Trustees fees 52,893 91,702 19,526 21,822 20,573 71,437
Professional fees 8,470 19,397 4,350 6,307 5,962 12,093
Shareholder reporting expenses 14,227 19,838 8,565 13,076 10,455 16,143
Shareholder servicing agent fees 66,079 144,354 17,880 61,507 44,025 99,975
12b-1 distribution and service fees 79,580 129,620 19,974 29,602 36,926 89,630
Other 12 3,641 2,383 355 3,453 423
Total liabilities 248,443,336 50,161,851 510,626 1,435,932 5,635,027 3,720,811
Commitments and contingencies
(1)
Net assets $ 982,086,543 $ 1,673,276,126 $ 243,146,236 $ 429,916,949 $ 390,874,486 $ 1,014,941,677
NET ASSETS CONSIST OF:
Paid-in capital $ 1,242,523,661 $ 1,875,630,710 $ 262,741,000 $ 493,028,612 $ 408,332,044 $ 1,142,422,556
Total distributable earnings (loss) (260,437,118) (202,354,584) (19,594,764) (63,111,663) (17,457,558) (127,480,879)
Net assets $ 982,086,543 $ 1,673,276,126 $ 243,146,236 $ 429,916,949 $ 390,874,486 $ 1,014,941,677
†
   Long-term investments, cost $ 1,191,294,522 $ 1,673,454,856 $ 230,247,773 $ 419,075,689 $ 387,561,019 $ 968,916,572
◊
   Short-term investments, cost $ — $ 33,200,000 $ 3,750,000 $ 2,000,000 $ 6,635,000 $ 18,000,000

Statement of Assets and Liabilities
(continued)
See Notes to Financial Statements

California High
Yield California Connecticut Massachusetts New Jersey New York
CLASS A:
Net assets $ 425,720,847 $ 772,578,164 $ 123,018,533 $ 180,289,248 $ 211,585,574 $ 533,083,335
Shares outstanding 53,340,596 76,553,279 12,650,529 19,483,236 19,800,557 54,746,022
Net asset value ("NAV") per share $ 7.98 $ 10.09 $ 9.72 $ 9.25 $ 10.69 $ 9.74
Maximum sales charge 4.20% 4.20% 4.20% 4.20% 4.20% 4.20%
Offering price per share (NAV per share plus
maximum sales charge) $ 8.33 $ 10.53 $ 10.15 $ 9.66 $ 11.16 $ 10.17
CLASS C:
Net assets $ 18,777,478 $ 16,473,641 $ 1,828,163 $ 2,554,854 $ 5,938,276 $ 10,705,838
Shares outstanding 2,356,335 1,639,577 188,343 278,054 558,449 1,100,519
NAV and offering price per share $ 7.97 $ 10.05 $ 9.71 $ 9.19 $ 10.63 $ 9.73
CLASS I:
Net assets $ 537,588,218 $ 884,224,321 $ 118,299,540 $ 247,072,847 $ 173,350,636 $ 471,152,504
Shares outstanding 67,460,488 87,584,399 12,135,134 26,687,021 16,173,028 48,339,923
NAV and offering price per share $ 7.97 $ 10.10 $ 9.75 $ 9.26 $ 10.72 $ 9.75
Authorized shares - per class Unlimited Unlimited Unlimited Unlimited Unlimited Unlimited
Par value per share $ 0.01 $ 0.01 $ 0.01 $ 0.01 $ 0.01 $ 0.01
(1)
As disclosed in Notes to Financial Statements.

Statement of Operations
See Notes to Financial Statements

Year Ended February 28, 2026
California High
Yield California Connecticut Massachusetts
INVESTMENT INCOME
Interest $ 61,083,194 $ 74,731,265 $ 9,187,576 $ 17,711,726
Total investment income 61,083,194 74,731,265 9,187,576 17,711,726
EXPENSES
– – – –
Management fees 5,062,648 7,702,590 1,126,748 2,069,970
12b-1 service fees - Class A 890,789 1,493,551 235,563 372,208
12b-1 distribution and service fees - Class C 202,727 182,821 22,850 33,516
Shareholder servicing agent fees - Class A 112,155 227,427 34,899 101,587
Shareholder servicing agent fees - Class C 5,097 5,551 673 1,830
Shareholder servicing agent fees - Class I 122,082 264,393 31,072 126,020
Interest expense 8,326,590 244,533 28,257 84,155
Trustees fees 46,898 79,199 10,951 20,181
Custodian expenses, net 139,471 153,135 40,858 64,058
Registration fees 30,523 8,640 8,157 6,909
Professional fees 180,138 83,196 50,068 52,111
Shareholder reporting expenses 41,209 44,017 33,227 38,681
Other 14,730 12,128 8,300 8,171
Total expenses 15,175,057 10,501,181 1,631,623 2,979,397
Net investment income (loss) 45,908,137 64,230,084 7,555,953 14,732,329
REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) from:
Investments (14,456,017) (13,494,892) (1,628,474) (8,421,678)
Net realized gain (loss) (14,456,017) (13,494,892) (1,628,474) (8,421,678)
Change in unrealized appreciation (depreciation) on:
Investments (1,671,269) 8,763,391 3,158,641 5,593,395
Net change in unrealized appreciation (depreciation) (1,671,269) 8,763,391 3,158,641 5,593,395
Net realized and unrealized gain (loss) (16,127,286) (4,731,501) 1,530,167 (2,828,283)
Net increase (decrease) in net assets from operations $ 29,780,851 $ 59,498,583 $ 9,086,120 $ 11,904,046

Statement of Operations
(continued)
See Notes to Financial Statements

Year Ended February 28, 2026 New Jersey New York
INVESTMENT INCOME
Interest $ 14,361,478 $ 46,453,123
Total investment income 14,361,478 46,453,123
EXPENSES
– –
Management fees 1,781,405 4,609,613
12b-1 service fees - Class A 391,202 1,018,213
12b-1 distribution and service fees - Class C 69,218 130,991
Shareholder servicing agent fees - Class A 80,283 184,783
Shareholder servicing agent fees - Class C 2,890 4,769
Shareholder servicing agent fees - Class I 65,294 158,769
Interest expense 39,989 72,059
Trustees fees 17,564 46,561
Custodian expenses, net 62,241 97,398
Registration fees 5,888 7,270
Professional fees 53,484 65,940
Shareholder reporting expenses 36,130 42,188
Other 8,628 9,642
Total expenses 2,614,216 6,448,196
Net investment income (loss) 11,747,262 40,004,927
REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) from:
Investments (1,488,140) (3,665,726)
Net realized gain (loss) (1,488,140) (3,665,726)
Change in unrealized appreciation (depreciation) on:
Investments 6,542,801 (1,296,654)
Net change in unrealized appreciation (depreciation) 6,542,801 (1,296,654)
Net realized and unrealized gain (loss) 5,054,661 (4,962,380)
Net increase (decrease) in net assets from operations $ 16,801,923 $ 35,042,547

Statement of Changes in Net Assets
See Notes to Financial Statements

California High Yield California
Year Ended
2/28/26
Year Ended
2/28/25
Year Ended
2/28/26
Year Ended
2/28/25
OPERATIONS
Net investment income (loss) $ 45,908,137 $ 47,956,983 $ 64,230,084 $ 64,895,172
Net realized gain (loss) (14,456,017) (21,463,899) (13,494,892) (7,496,297)
Net change in unrealized appreciation (depreciation) (1,671,269) 37,411,050 8,763,391 2,429,302
Net increase (decrease) in net assets from operations 29,780,851 63,904,134 59,498,583 59,828,177
DISTRIBUTIONS TO SHAREHOLDERS
Dividends:
Class A (19,746,867) (21,416,939) (28,257,129) (27,817,481)
Class C (741,664) (854,351) (542,339) (710,394)
Class I (22,813,042) (23,972,462) (34,495,911) (36,383,670)
Total distributions (43,301,573) (46,243,752) (63,295,379) (64,911,545)
FUND SHARE TRANSACTIONS
Subscriptions 347,258,208 295,166,356 568,597,518 452,287,585
Reinvestments of distributions 38,577,220 40,949,459 49,179,868 50,975,241
Redemptions (464,351,267) (381,828,271) (650,503,564) (497,556,597)
Net increase (decrease) from Fund share transactions (78,515,839) (45,712,456) (32,726,178) 5,706,229
Net increase (decrease) in net assets (92,036,561) (28,052,074) (36,522,974) 622,861
Net assets at the beginning of period 1,074,123,104 1,102,175,178 1,709,799,100 1,709,176,239
Net assets at the end of period $ 982,086,543 $ 1,074,123,104 $ 1,673,276,126 $ 1,709,799,100

See Notes to Financial Statements

Statement of Changes in Net Assets
(continued)
Connecticut Massachusetts
Year Ended
2/28/26
Year Ended
2/28/25
Year Ended
2/28/26
Year Ended
2/28/25
OPERATIONS
Net investment income (loss) $ 7,555,953 $ 7,394,132 $ 14,732,329 $ 18,337,598
Net realized gain (loss) (1,628,474) (2,525,760) (8,421,678) (5,396,654)
Net change in unrealized appreciation (depreciation) 3,158,641 3,015,658 5,593,395 1,722,469
Net increase (decrease) in net assets from operations 9,086,120 7,884,030 11,904,046 14,663,413
DISTRIBUTIONS TO SHAREHOLDERS
Dividends:
Class A (3,857,655) (3,582,097) (6,364,477) (7,362,747)
Class C (55,743) (71,881) (86,269) (100,469)
Class I (3,625,021) (3,609,741) (8,335,134) (10,931,266)
Total distributions (7,538,419) (7,263,719) (14,785,880) (18,394,482)
FUND SHARE TRANSACTIONS
Subscriptions 60,502,817 60,035,356 145,815,158 89,860,113
Reinvestments of distributions 6,674,793 6,383,510 12,683,676 16,471,901
Redemptions (54,699,470) (78,452,578) (205,700,020) (209,729,548)
Net increase (decrease) from Fund share transactions 12,478,140 (12,033,712) (47,201,186) (103,397,534)
Net increase (decrease) in net assets 14,025,841 (11,413,401) (50,083,020) (107,128,603)
Net assets at the beginning of period 229,120,395 240,533,796 479,999,969 587,128,572
Net assets at the end of period $ 243,146,236 $ 229,120,395 $ 429,916,949 $ 479,999,969

See Notes to Financial Statements

New Jersey New York
Year Ended
2/28/26
Year Ended
2/28/25
Year Ended
2/28/26
Year Ended
2/28/25
OPERATIONS
Net investment income (loss) $ 11,747,262 $ 12,129,231 $ 40,004,927 $ 43,002,098
Net realized gain (loss) (1,488,140) (1,946,400) (3,665,726) (3,631,599)
Net change in unrealized appreciation (depreciation) 6,542,801 325,858 (1,296,654) (6,887,879)
Net increase (decrease) in net assets from operations 16,801,923 10,508,689 35,042,547 32,482,620
DISTRIBUTIONS TO SHAREHOLDERS
Dividends:
Class A (6,215,774) (5,648,116) (20,535,359) (19,167,463)
Class C (164,620) (199,129) (420,520) (511,113)
Class I (5,358,147) (6,608,700) (18,445,571) (23,320,559)
Total distributions (11,738,541) (12,455,945) (39,401,450) (42,999,135)
FUND SHARE TRANSACTIONS
Subscriptions 131,677,913 73,748,449 330,838,531 258,999,542
Reinvestments of distributions 9,682,179 10,606,043 32,792,561 36,815,585
Redemptions (94,386,880) (133,601,509) (297,720,082) (388,489,888)
Net increase (decrease) from Fund share transactions 46,973,212 (49,247,017) 65,911,010 (92,674,761)
Net increase (decrease) in net assets 52,036,594 (51,194,273) 61,552,107 (103,191,276)
Net assets at the beginning of period 338,837,892 390,032,165 953,389,570 1,056,580,846
Net assets at the end of period $ 390,874,486 $ 338,837,892 $ 1,014,941,677 $ 953,389,570

Statement of Cash Flows
See Notes to Financial Statements

Year Ended February 28, 2026
California High
Yield
CASH FLOWS FROM OPERATING ACTIVITIES
Net Increase (Decrease) in Net Assets from Operations $ 29,780,851
Adjustments to reconcile the net increase (decrease) in net assets from operations to net cash provided by (used in) operating activities:
Purchases of investments (187,125,113)
Proceeds from sale and maturities of investments 343,363,630
Amortization (Accretion) of premiums and discounts, net (2,301,687)
(Increase) Decrease in:
Receivable for interest 2,548,524
Receivable for investments sold (17,415,393)
Receivable for reimbursement from Adviser (427,133)
Other assets 17,041
Increase (Decrease) in:
Payable for interest (1,182,465)
Payable for investments purchased - regular settlement 3,240,211
Payable for management fees (36,501)
Accrued custodian fees 103,629
Accrued 12b-1 distribution and service fees (13,239)
Accrued Trustees fees (202)
Accrued professional fees (48,788)
Accrued shareholder reporting expenses (1,597)
Accrued shareholder servicing agent fees (17,340)
Accrued other expenses (1,708)
Net realized (gain) loss from investments 14,456,017
Net realized (gain) loss from paydowns (345)
Net change in unrealized (appreciation) depreciation of investments 1,671,269
Net cash provided by (used in) operating activities 186,609,661
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from borrowings 53,196,818
(Repayments) of borrowings (53,196,818)
Proceeds from floating rate obligations 52,940,000
(Repayments of) floating rate obligations (116,000,000)
Increase (Decrease) in:
Cash overdraft (264,572)
Cash distributions paid to common shareholders (4,856,383)
Subscription 347,639,614
Redemptions (466,068,320)
Net cash provided by (used in) financing activities (186,609,661)
Net increase (decrease) in cash –
Cash at the beginning of period —
Cash at the end of period $ —
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
California High
Yield
Cash paid for interest
$ 9,299,706
Non-cash financing activities not included herein consists of reinvestments of share distributions 38,577,220

Financial Highlights

The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)
(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Net Asset
Value,
End of
Period
California High Yield
Class
A
2/28/26
$ 8.05 $ 0.36 $ (0.09) $ 0.27 $ (0.34) $ — $ (0.34) $ 7.98
2/28/25
7.91 0.34 0.13 0.47 (0.33) — (0.33) 8.05
2/29/24
7.91 0.33 (0.01) 0.32 (0.32) — (0.32) 7.91
2/28/23
9.89 0.36 (1.96) (1.60) (0.38) — (0.38) 7.91
2/28/22
10.17 0.38 (0.27) 0.11 (0.39) — (0.39) 9.89
Class
C
2/28/26
8.04 0.30 (0.09) 0.21 (0.28) — (0.28) 7.97
2/28/25
7.90 0.27 0.13 0.40 (0.26) — (0.26) 8.04
2/29/24
7.90 0.26 — 0.26 (0.26) — (0.26) 7.90
2/28/23
9.88 0.30 (1.97) (1.67) (0.31) — (0.31) 7.90
2/28/22
10.16 0.30 (0.27) 0.03 (0.31) — (0.31) 9.88
Class
I
2/28/26
8.04 0.38 (0.09) 0.29 (0.36) — (0.36) 7.97
2/28/25
7.90 0.36 0.12 0.48 (0.34) — (0.34) 8.04
2/29/24
7.90 0.34 — 0.34 (0.34) — (0.34) 7.90
2/28/23
9.89 0.38 (1.97) (1.59) (0.40) — (0.40) 7.90
2/28/22
10.17 0.40 (0.27) 0.13 (0.41) — (0.41) 9.89
(a)
Based on average shares outstanding.
(b)
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)
The Fund has a contractual fee waiver/expense reimbursement agreement with the Adviser, but did not receive a fee waiver/expense reimbursement during the periods presented herein. See Notes to Financial Statements for more information.
(d)
The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the
Fund, where applicable, as described in Notes to Financial Statements and the interest expense and fees paid on borrowings, as described in Notes to Financial Statements.

See Notes to Financial Statements

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return
(b)
Net
Assets,
End of
Period (000)
Expenses
Including
Interest
(c),(d)
Expenses
Excluding
Interest
(c)
NII
(Loss)
(c)
Portfolio
Turnover
Rate
3.62% $ 425,721 1.67% 0.80% 4.73% 16%
6.00 489,614 1.83 0.81 4.25 22
4.28 525,972 1.83 0.83 4.20 38
(16.24) 557,165 1.51 0.81 4.37 59
0.97 730,028 0.97 0.78 3.66 13
2.82 18,777 2.47 1.60 3.92 16
5.20 23,133 2.61 1.59 3.44 22
3.48 29,844 2.63 1.63 3.37 38
(16.95) 40,345 2.31 1.61 3.56 59
0.15 64,538 1.77 1.58 2.86 13
3.86 537,588 1.47 0.60 4.92 16
6.25 561,376 1.61 0.59 4.45 22
4.53 546,359 1.63 0.63 4.36 38
(16.16) 557,889 1.31 0.61 4.53 59
1.14 689,842 0.77 0.58 3.85 13

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)
(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Net Asset
Value,
End of
Period
California
Class
A
2/28/26
$ 10.11 $ 0.38 $ (0.03) $ 0.35 $ (0.37) $ — $ (0.37) $ 10.09
2/28/25
10.13 0.37 (0.02) 0.35 (0.37) — (0.37) 10.11
2/29/24
10.00 0.36 0.13 0.49 (0.36) — (0.36) 10.13
2/28/23
11.17 0.33 (1.19) (0.86) (0.31) — (0.31) 10.00
2/28/22
11.49 0.26 (0.32) (0.06) (0.26) — (0.26) 11.17
Class
C
2/28/26
10.06 0.30 (0.02) 0.28 (0.29) — (0.29) 10.05
2/28/25
10.09 0.29 (0.03) 0.26 (0.29) — (0.29) 10.06
2/29/24
9.96 0.28 0.14 0.42 (0.29) — (0.29) 10.09
2/28/23
11.13 0.25 (1.19) (0.94) (0.23) — (0.23) 9.96
2/28/22
11.45 0.17 (0.33) (0.16) (0.16) — (0.16) 11.13
Class
I
2/28/26
10.11 0.40 (0.02) 0.38 (0.39) — (0.39) 10.10
2/28/25
10.14 0.39 (0.03) 0.36 (0.39) — (0.39) 10.11
2/29/24
10.00 0.38 0.15 0.53 (0.39) — (0.39) 10.14
2/28/23
11.19 0.35 (1.21) (0.86) (0.33) — (0.33) 10.00
2/28/22
11.51 0.28 (0.32) (0.04) (0.28) — (0.28) 11.19
(a)
Based on average shares outstanding.
(b)
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)
The Fund has a contractual fee waiver/expense reimbursement agreement with the Adviser, but did not receive a fee waiver/expense reimbursement during the periods presented herein. See Notes to Financial Statements for more information.
(d)
The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the
Fund, where applicable, as described in Notes to Financial Statements and the interest expense and fees paid on borrowings, as described in Notes to Financial Statements.

See Notes to Financial Statements

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return
(b)
Net
Assets,
End of
Period (000)
Expenses
Including
Interest
(c),(d)
Expenses
Excluding
Interest
(c)
NII
(Loss)
(c)
Portfolio
Turnover
Rate
3 .64% $ 772,578 0 .73% 0 .72% 3 .83% 27%
3 .48 749,024 0 .76 0 .74 3 .63 21
5 .06 777,264 0 .74 0 .73 3 .65 29
( 7 .69 ) 736,628 0 .76 0 .74 3 .23 87
( 0 .61 ) 860,807 0 .72 0 .72 2 .22 27
2 .91 16,474 1 .53 1 .52 3 .02 27
2 .59 21,906 1 .53 1 .51 2 .83 21
4 .26 28,731 1 .54 1 .53 2 .85 29
( 8 .48 ) 37,046 1 .56 1 .54 2 .42 87
( 1 .42 ) 58,842 1 .52 1 .52 1 .43 27
3 .93 884,224 0 .53 0 .52 4 .03 27
3 .62 938,869 0 .53 0 .51 3 .84 21
5 .41 903,181 0 .54 0 .53 3 .85 29
( 7 .64 ) 925,232 0 .56 0 .54 3 .42 87
( 0 .40 ) 1,396,276 0 .52 0 .52 2 .43 27

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)
(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Net Asset
Value,
End of
Period
Connecticut
Class
A
2/28/26
$ 9.66 $ 0.31 $ 0.06 $ 0.37 $ (0.31) $ — $ (0.31) $ 9.72
2/28/25
9.63 0.29 0.02 0.31 (0.28) — (0.28) 9.66
2/29/24
9.38 0.27 0.25 0.52 (0.27) — (0.27) 9.63
2/28/23
10.44 0.24 (1.07) (0.83) (0.23) — (0.23) 9.38
2/28/22
10.72 0.23 (0.27) (0.04) (0.24) — (0.24) 10.44
Class
C
2/28/26
9.64 0.23 0.07 0.30 (0.23) — (0.23) 9.71
2/28/25
9.61 0.21 0.03 0.24 (0.21) — (0.21) 9.64
2/29/24
9.36 0.20 0.24 0.44 (0.19) — (0.19) 9.61
2/28/23
10.41 0.16 (1.06) (0.90) (0.15) — (0.15) 9.36
2/28/22
10.69 0.15 (0.28) (0.13) (0.15) — (0.15) 10.41
Class
I
2/28/26
9.68 0.33 0.07 0.40 (0.33) — (0.33) 9.75
2/28/25
9.65 0.31 0.02 0.33 (0.30) — (0.30) 9.68
2/29/24
9.40 0.29 0.24 0.53 (0.28) — (0.28) 9.65
2/28/23
10.46 0.26 (1.07) (0.81) (0.25) — (0.25) 9.40
2/28/22
10.74 0.25 (0.27) (0.02) (0.26) — (0.26) 10.46
(a)
Based on average shares outstanding.
(b)
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)
The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the
Fund, where applicable, as described in Notes to Financial Statements and the interest expense and fees paid on borrowings, as described in Notes to Financial Statements.

See Notes to Financial Statements

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return
(b)
Net
Assets,
End of
Period (000)
Expenses
Including
Interest
(c)
Expenses
Excluding
Interest
NII
(Loss)
Portfolio
Turnover
Rate
3.96% $ 123,019 0.81% 0.80% 3.27% 13%
3.30 122,056 0.82 0.79 2.99 24
5.60 118,241 0.80 0.78 2.92 14
(7.94) 122,309 0.81 0.79 2.51 16
(0.43) 158,274 0.78 0.78 2.16 17
3.22 1,828 1.61 1.60 2.46 13
2.48 2,970 1.59 1.56 2.17 24
4.76 4,036 1.60 1.58 2.11 14
(8.63) 4,573 1.61 1.59 1.72 16
(1.25) 5,790 1.58 1.58 1.36 17
4.26 118,300 0.61 0.60 3.48 13
3.49 104,094 0.59 0.56 3.18 24
5.79 118,257 0.60 0.58 3.12 14
(7.72) 86,971 0.61 0.59 2.69 16
(0.21) 120,028 0.58 0.58 2.35 17

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Is
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)
(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Net Asset
Value,
End of
Period
Massachusetts
Class
A
2/28/26
$ 9.28 $ 0.31 $ (0.03) $ 0.28 $ (0.31) $ — $ (0.31) $ 9.25
2/28/25
9.34 0.29 (0.06) 0.23 (0.29) — (0.29) 9.28
2/29/24
9.18 0.27 0.15 0.42 (0.26) — (0.26) 9.34
2/28/23
10.20 0.22 (1.03) (0.81) (0.21) — (0.21) 9.18
2/28/22
10.41 0.19 (0.22) (0.03) (0.18) — (0.18) 10.20
Class
C
2/28/26
9.21 0.23 (0.02) 0.21 (0.23) — (0.23) 9.19
2/28/25
9.26 0.21 (0.05) 0.16 (0.21) — (0.21) 9.21
2/29/24
9.11 0.19 0.15 0.34 (0.19) — (0.19) 9.26
2/28/23
10.12 0.15 (1.03) (0.88) (0.13) — (0.13) 9.11
2/28/22
10.32 0.10 (0.20) (0.10) (0.10) — (0.10) 10.12
Class
I
2/28/26
9.29 0.33 (0.03) 0.30 (0.33) — (0.33) 9.26
2/28/25
9.34 0.31 (0.05) 0.26 (0.31) — (0.31) 9.29
2/29/24
9.18 0.28 0.16 0.44 (0.28) — (0.28) 9.34
2/28/23
10.20 0.24 (1.04) (0.80) (0.22) — (0.22) 9.18
2/28/22
10.41 0.21 (0.22) (0.01) (0.20) — (0.20) 10.20
(a)
Based on average shares outstanding.
(b)
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)
The Fund has a contractual fee waiver/expense reimbursement agreement with the Adviser, but did not receive a fee waiver/expense reimbursement during the periods presented herein. See Notes to Financial Statements for more information.
(d)
The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the
Fund, where applicable, as described in Notes to Financial Statements and the interest expense and fees paid on borrowings, as described in Notes to Financial Statements.

See Notes to Financial Statements

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return
(b)
Net
Assets,
End of
Period (000)
Expenses
Including
Interest
(c),(d)
Expenses
Excluding
Interest
(c)
NII
(Loss)
(c)
Portfolio
Turnover
Rate
3 .14% $ 180,289 0 .81% 0 .79% 3 .40% 21%
2 .53 210,134 0 .83 0 .80 3 .12 14
4 .70 262,819 0 .79 0 .77 2 .90 31
( 7 .99 ) 234,024 0 .78 0 .77 2 .39 35
( 0 .30 ) 260,770 0 .77 0 .77 1 .76 13
2 .39 2,555 1 .61 1 .59 2 .59 21
1 .80 3,950 1 .58 1 .55 2 .33 14
3 .75 4,638 1 .59 1 .57 2 .08 31
( 8 .74 ) 6,068 1 .58 1 .57 1 .57 35
( 1 .00 ) 9,182 1 .57 1 .57 0 .97 13
3 .35 247,073 0 .61 0 .59 3 .61 21
2 .84 265,916 0 .58 0 .55 3 .32 14
4 .90 319,672 0 .59 0 .57 3 .08 31
( 7 .82 ) 387,828 0 .58 0 .57 2 .58 35
( 0 .13 ) 447,127 0 .57 0 .57 1 .97 13

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)
(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Net Asset
Value,
End of
Period
New Jersey
Class
A
2/28/26
$ 10.59 $ 0.33 $ 0.10 $ 0.43 $ (0.33) $ — $ (0.33) $ 10.69
2/28/25
10.63 0.32 (0.03) 0.29 (0.33) — (0.33) 10.59
2/29/24
10.32 0.31 0.31 0.62 (0.31) — (0.31) 10.63
2/28/23
11.32 0.29 (1.02) (0.73) (0.27) — (0.27) 10.32
2/28/22
11.67 0.28 (0.36) (0.08) (0.27) — (0.27) 11.32
Class
C
2/28/26
10.54 0.25 0.09 0.34 (0.25) — (0.25) 10.63
2/28/25
10.58 0.24 (0.03) 0.21 (0.25) — (0.25) 10.54
2/29/24
10.28 0.23 0.30 0.53 (0.23) — (0.23) 10.58
2/28/23
11.27 0.20 (1.01) (0.81) (0.18) — (0.18) 10.28
2/28/22
11.62 0.18 (0.35) (0.17) (0.18) — (0.18) 11.27
Class
I
2/28/26
10.63 0.35 0.09 0.44 (0.35) — (0.35) 10.72
2/28/25
10.67 0.34 (0.03) 0.31 (0.35) — (0.35) 10.63
2/29/24
10.36 0.33 0.31 0.64 (0.33) — (0.33) 10.67
2/28/23
11.37 0.31 (1.03) (0.72) (0.29) — (0.29) 10.36
2/28/22
11.71 0.30 (0.34) (0.04) (0.30) — (0.30) 11.37
(a)
Based on average shares outstanding.
(b)
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)
The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the
Fund, where applicable, as described in Notes to Financial Statements and the interest expense and fees paid on borrowings, as described in Notes to Financial Statements.

See Notes to Financial Statements

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return
(b)
Net
Assets,
End of
Period (000)
Expenses
Including
Interest
(c)
Expenses
Excluding
Interest
NII
(Loss)
Portfolio
Turnover
Rate
4 .20% $ 211,586 0 .80% 0 .79% 3 .19% 15%
2 .79 173,970 0 .82 0 .79 3 .05 18
6 .10 190,653 0 .82 0 .78 3 .00 25
( 6 .45 ) 218,230 0 .84 0 .79 2 .73 24
( 0 .73 ) 201,268 0 .78 0 .77 2 .36 10
3 .28 5,938 1 .60 1 .59 2 .39 15
1 .98 8,263 1 .58 1 .55 2 .25 18
5 .18 9,237 1 .62 1 .58 2 .19 25
( 7 .16 ) 10,274 1 .64 1 .59 1 .92 24
( 1 .55 ) 13,918 1 .58 1 .57 1 .55 10
4 .33 173,351 0 .60 0 .59 3 .39 15
3 .01 156,605 0 .58 0 .55 3 .24 18
6 .32 190,143 0 .62 0 .58 3 .19 25
( 6 .31 ) 187,291 0 .64 0 .59 2 .92 24
( 0 .44 ) 219,492 0 .58 0 .57 2 .56 10

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)
(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Net Asset
Value,
End of
Period
New York
Class
A
2/28/26
$ 9.79 $ 0.39 $ (0.06) $ 0.33 $ (0.38) $ — $ (0.38) $ 9.74
2/28/25
9.88 0.38 (0.09) 0.29 (0.38) — (0.38) 9.79
2/29/24
9.68 0.37 0.19 0.56 (0.36) — (0.36) 9.88
2/28/23
10.89 0.33 (1.23) (0.90) (0.31) — (0.31) 9.68
2/28/22
11.16 0.28 (0.26) 0.02 (0.29) — (0.29) 10.89
Class
C
2/28/26
9.78 0.31 (0.05) 0.26 (0.31) — (0.31) 9.73
2/28/25
9.87 0.30 (0.08) 0.22 (0.31) — (0.31) 9.78
2/29/24
9.67 0.29 0.20 0.49 (0.29) — (0.29) 9.87
2/28/23
10.87 0.25 (1.22) (0.97) (0.23) — (0.23) 9.67
2/28/22
11.15 0.19 (0.27) (0.08) (0.20) — (0.20) 10.87
Class
I
2/28/26
9.80 0.41 (0.06) 0.35 (0.40) — (0.40) 9.75
2/28/25
9.89 0.40 (0.09) 0.31 (0.40) — (0.40) 9.80
2/29/24
9.69 0.39 0.19 0.58 (0.38) — (0.38) 9.89
2/28/23
10.89 0.35 (1.22) (0.87) (0.33) — (0.33) 9.69
2/28/22
11.17 0.31 (0.28) 0.03 (0.31) — (0.31) 10.89
(a)
Based on average shares outstanding.
(b)
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)
The Fund has a contractual fee waiver/expense reimbursement agreement with the Adviser, but did not receive a fee waiver/expense reimbursement during the periods presented herein. See Notes to Financial Statements for more information.
(d)
The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the
Fund, where applicable, as described in Notes to Financial Statements and the interest expense and fees paid on borrowings, as described in Notes to Financial Statements.

See Notes to Financial Statements

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return
(b)
Net
Assets,
End of
Period (000)
Expenses
Including
Interest
(c),(d)
Expenses
Excluding
Interest
(c)
NII
(Loss)
(c)
Portfolio
Turnover
Rate
3 .57% $ 533,083 0 .75% 0 .74% 4 .09% 14%
3 .03 504,896 0 .79 0 .76 3 .90 13
5 .97 485,499 0 .76 0 .74 3 .78 32
( 8 .28 ) 540,518 0 .76 0 .75 3 .36 86
0 .09 509,874 0 .73 0 .73 2 .51 12
2 .74 10,706 1 .55 1 .54 3 .28 14
2 .22 15,823 1 .55 1 .52 3 .09 13
5 .11 18,115 1 .56 1 .54 2 .99 32
( 8 .96 ) 24,639 1 .56 1 .55 2 .51 86
( 0 .80 ) 40,015 1 .53 1 .53 1 .71 12
3 .77 471,153 0 .55 0 .54 4 .29 14
3 .22 432,671 0 .55 0 .52 4 .08 13
6 .16 552,967 0 .56 0 .54 3 .97 32
( 7 .99 ) 568,498 0 .56 0 .55 3 .53 86
0 .21 709,958 0 .53 0 .53 2 .71 12

Notes to Financial Statements

1. General Information
Trust and Fund Information:
The Nuveen Multistate Trust II (the “Trust”) is an open-end management investment company registered under the
Investment Company Act of 1940, as amended (the “1940 Act”). The Trust is comprised of Nuveen California High Yield Municipal Bond Fund
(“California High Yield”), Nuveen California Municipal Bond Fund (“California”), Nuveen Connecticut Municipal Bond Fund (“Connecticut”), Nuveen
Massachusetts Municipal Bond Fund (“Massachusetts”), Nuveen New Jersey Municipal Bond Fund (“New Jersey”), and Nuveen New York Municipal
Bond Fund (“New York”) (each a “Fund” and collectively the “Funds”), among others. The Trust was organized as a Massachusetts business trust on
July 1, 1996. The Funds were each organized as a series of predecessor trusts or corporations prior to that date.
Current Fiscal Period
: The end of the reporting period for the Funds is February 28, 2026, and the period covered by these Notes to Financial
Statements is the fiscal year ended February 28, 2026 (the "current fiscal period").
Investment Adviser and Sub-Adviser:
The Funds’ investment adviser, Nuveen Fund Advisors, LLC (the “Adviser”), is a subsidiary of Nuveen, LLC
(“Nuveen”). Nuveen is the investment management arm of Teachers Insurance and Annuity Association of America (TIAA). The Adviser has overall responsibility for management of the Funds, oversees the management of the Funds’ portfolios, manages the Funds’ business affairs and provides certain clerical, bookkeeping and other administrative services, and, if necessary, asset allocation decisions. The Adviser has entered into sub-
advisory agreements with Nuveen Asset Management, LLC, (the “Sub-Adviser”), a subsidiary of the Adviser, under which the Sub-Adviser manages the investment portfolios of the Funds.
Share Classes and Sales Charges:
Class A Shares are generally sold with an up-front sales charge. Class A Shares purchases of $250,000 or more are sold at net asset value (“NAV”) without an up-front sales charge but may be subject to a contingent deferred sales charge (“CDSC”) of 1%
if redeemed within eighteen months of purchase. Class C Shares are sold without an up-front sales charge but are subject to a CDSC of 1% if redeemed within twelve months of purchase. Class C Shares automatically convert to Class A Shares eight years after purchase. Class I Shares are sold without an up-front sales charge.
2. Significant Accounting Policies
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Funds are investment companies and follow the accounting guidance in the Financial Accounting Standards Board
(“FASB”) Accounting Standards Codification 946, Financial Services — Investment Companies. The NAV for financial reporting purposes may differ from the NAV for processing security and common share transactions. The NAV for financial reporting purposes includes security and common share transactions through the date of the report. Total return is computed based on the NAV used for processing security and common share transactions.
The following is a summary of the significant accounting policies consistently followed by the Funds.
Compensation:
The Trust pays no compensation directly to those of its officers, all of whom receive remuneration for their services to the Trust from the Adviser or its affiliates. The Funds' Board of Trustees (the "Board") has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds.
Custodian Fee Credit:
As an alternative to overnight investments, each Fund has an arrangement with its custodian bank, State Street Bank and
Trust Company, (the “Custodian”) whereby certain custodian fees and expenses are reduced by net credits earned on each Fund’s cash on deposit with the bank. Credits for cash balances may be offset by charges for any days on which a Fund overdraws its account at the Custodian. The amount of custodian fee credit earned by a Fund is recognized on the Statement of Operations as a component of “Custodian expenses, net.” During the current fiscal period, the custodian fee credit earned by each Fund was as follows:
Distributions to Shareholders:
Distributions to shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.
Fund
Gross
Custodian Fee
Credits
California High Yield
$ —
California
—
Connecticut
—
Massachusetts
—
New Jersey
—
New York
—

Notes to Financial Statements
(continued)
Indemnifications:
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
Investments and Investment Income:
Securities transactions are accounted for as of the trade date for financial reporting purposes. Realized gains and losses on securities transactions are based upon the specific identification method. Investment income is comprised of interest income, which is recorded on an accrual basis and includes accretion of discounts and amortization of premiums for financial reporting purposes. Investment income also reflects payment-in-kind (
“
PIK
”
) interest and paydown gains and losses, if any. PIK interest represents income received in the form of securities in lieu of cash. Securities lending income is comprised of fees earned from borrowers and income earned on cash collateral investments.
Multiclass Operations and Allocations:
Income and expenses of the Funds that are not directly attributable to a specific class of shares are prorated among the classes based on the relative value of the settled shares of each class. Expenses directly attributable to a class of shares are recorded to the specific class. 12b-1 distribution and service fees are allocated on a class-specific basis.
Realized and unrealized capital gains and losses of the Funds are prorated among the classes based on the relative net assets of each class.
Netting Agreements:
In the ordinary course of business, the Funds may enter into transactions subject to enforceable master repurchase agreements, International Swaps and Derivatives Association, Inc. (ISDA) master agreements or other similar arrangements (“netting agreements”).
Generally, the right to offset in netting agreements allows each Fund to offset certain securities and derivatives with a specific counterparty, when applicable, as well as any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, each Fund manages its cash collateral and securities collateral on a counterparty basis. With respect to certain counterparties, in accordance with the terms of the netting agreements, collateral posted to the Funds is held in a segregated account by the Funds’ custodian and/or with respect to those amounts which can be sold or repledged, are presented in the Funds’ Portfolio of Investments or Statement of Assets and Liabilities.
The Funds’ investments subject to netting agreements as of the end of the current fiscal period, if any, are further described later in these Notes to
Financial Statements.
Segment Reporting:
Each Fund represents a single operating segment. The officers of the Funds act as the chief operating decision maker
(“CODM”), as defined in U.S. GAAP. The CODM monitors the operating results of each Fund as a whole and is responsible for each Fund’s long-
term strategic asset allocation in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the
Fund’s portfolio managers as a team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the Statement of Assets and Liabilities as
“total assets” and significant segment revenues and expenses are listed on the Statement of Operations.
New Accounting Pronouncement (ASU No. 2023-09)
: In December 2023, the FASB issued Accounting Standard Update ("ASU") No. 2023-09,
Income Taxes (Topic 740) Improvements to Income tax disclosures (“ASU 2023-09”). The primary purpose of the amendments within ASU 2023-09 is to enhance the transparency and decision usefulness of income tax disclosures primarily related to the rate reconciliation table and income taxes paid information. The amendments in ASU 2023-09 are effective for annual periods beginning after December 15, 2024. During the current fiscal period, the Funds adopted the new guidance. See Note 7 for more information.
New Accounting Pronouncement (ASU No. 2025-11)
: In December 2025, the FASB issued ASU No. 2025-11, Interim Reporting (Topic 270) Narrow
Scope Improvements (“ASU 2025-11”). The amendments in ASU 2025-11 provide a comprehensive list of interim disclosures that are required by U.S. GAAP. ASU 2025-11 also includes a disclosure principle that requires entities to disclose events since the end of the last annual reporting period that have a material impact on the entity. The amendments in ASU 2025-11 are effective for interim reporting periods within annual reporting periods beginning after December 15, 2027. Early adoption is permitted for all entities. Management is currently evaluating the implications of these changes on the financial statements.
3. Investment Valuation and Fair Value Measurements
The Funds’ investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability.
Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Funds’ major classifications of assets and liabilities measured at fair value follows:
Prices of fixed-income securities are generally provided by pricing services approved by the Adviser, which is subject to review by the Adviser and oversight of the Board. Pricing services establish a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. In pricing certain securities, particularly less liquid and lower quality securities, pricing services may consider information about a security, its issuer or market activity provided by the Adviser. These securities are generally classified as Level 2.
Repurchase agreements are valued at contract amount plus accrued interest, which approximates market value. These securities are generally classified as Level 2.
For any portfolio security or derivative for which market quotations are not readily available or for which the Adviser deems the valuations derived using the valuation procedures described above not to reflect fair value, the Adviser will determine a fair value in good faith using alternative procedures approved by the Adviser, subject to the oversight of the Board. As a general principle, the fair value of a security is the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. To the extent the inputs are observable and timely, the values would be classified as Level 2; otherwise they would be classified as Level 3.
The following table summarizes the market value of the Funds’ investments as of the end of the current fiscal period, based on the inputs used to value them:
California High Yield
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 1,191,663,099 $ – $ 1,191,663,099
Total $ – $ 1,191,663,099 $ – $ 1,191,663,099
California
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 1,657,189,741 $ – $ 1,657,189,741
Short-Term Investments:
Municipal Bonds – 33,200,000 – 33,200,000
Total $ – $ 1,690,389,741 $ – $ 1,690,389,741
Connecticut
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 229,802,318 $ – $ 229,802,318
Short-Term Investments:
Municipal Bonds – 3,750,000 – 3,750,000
Total $ – $ 233,552,318 $ – $ 233,552,318
Massachusetts
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 424,081,340 $ – $ 424,081,340
Short-Term Investments:
Municipal Bonds – 2,000,000 – 2,000,000
Total $ – $ 426,081,340 $ – $ 426,081,340
New Jersey
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 385,019,488 $ – $ 385,019,488
Short-Term Investments:
Municipal Bonds – 6,635,000 – 6,635,000
Total $ – $ 391,654,488 $ – $ 391,654,488

Notes to Financial Statements
(continued)
The Funds hold liabilities in floating rate obligations, where applicable, which are not reflected in the tables above. The fair values of the Funds'
liabilities for floating rate obligations approximate their liquidation values. Floating rate obligations are generally classified as Level 2 and further described in these Notes to Financial Statements.
4. Portfolio Securities
Inverse Floating Rate Securities:
Each Fund is authorized to invest in inverse floating rate securities. An inverse floating rate security is created by depositing a municipal bond (referred to as an “Underlying Bond”), typically with a fixed interest rate, into a special purpose tender option bond (“TOB”) trust (referred to as the “TOB Trust”) created by or at the direction of one or more Funds. In turn, the TOB Trust issues (a) floating rate certificates (referred to as “Floaters”), in face amounts equal to some fraction of the Underlying Bond’s par amount or market value, and (b)
an inverse floating rate certificate (referred to as an “Inverse Floater”) that represents all remaining or residual interest in the TOB Trust. Floaters typically pay short-term tax-exempt interest rates to third parties who are also provided a right to tender their certificate and receive its par value, which may be paid from the proceeds of a remarketing of the Floaters, by a loan to the TOB Trust from a third party liquidity provider (“Liquidity
Provider”), or by the sale of assets from the TOB Trust. The Inverse Floater is issued to a long term investor, such as one or more Funds. The income received by the Inverse Floater holder varies inversely with the short-term rate paid to holders of the Floaters, and in most circumstances the Inverse
Floater holder bears substantially all of the Underlying Bond’s downside investment risk and also benefits disproportionately from any potential appreciation of the Underlying Bond’s value. The value of an Inverse Floater will be more volatile than that of the Underlying Bond because the interest rate is dependent on not only the fixed coupon rate of the Underlying Bond but also on the short-term interest paid on the Floaters, and because the Inverse Floater essentially bears the risk of loss (and possible gain) of the greater face value of the Underlying Bond.
The Inverse Floater held by a Fund gives the Fund the right to (a) cause the holders of the Floaters to tender their certificates at par (or slightly more than par in certain circumstances), and (b) have the trustee of the TOB Trust (the “Trustee”) transfer the Underlying Bond held by the TOB Trust to the Fund, thereby collapsing the TOB Trust.
A Fund may acquire an Inverse Floater in a transaction where it (a) transfers an Underlying Bond that it owns to a TOB Trust created by a third party or (b) transfers an Underlying Bond that it owns, or that it has purchased in a secondary market transaction for the purpose of creating an Inverse
Floater, to a TOB Trust created at its direction, and in return receives the Inverse Floater of the TOB Trust (referred to as a “self-deposited Inverse
Floater”). A Fund may also purchase an Inverse Floater in a secondary market transaction from a third party creator of the TOB Trust without first owning the Underlying Bond (referred to as an “externally-deposited Inverse Floater”).
An investment in a self-deposited Inverse Floater is accounted for as a “financing” transaction (i.e., a secured borrowing). For a self-deposited
Inverse Floater, the Underlying Bond deposited into the TOB Trust is identified in the Fund’s Portfolio of Investments as “(UB) – Underlying bond of an inverse floating rate trust reflected as a financing transaction,” with the Fund recognizing as liabilities, labeled “Floating rate obligations” on the
Statement of Assets and Liabilities, (a) the liquidation value of Floaters issued by the TOB Trust, and (b) the amount of any borrowings by the TOB
Trust from a Liquidity Provider to enable the TOB Trust to purchase outstanding Floaters in lieu of a remarketing. In addition, the Fund recognizes in
“Investment Income” the entire earnings of the Underlying Bond, and recognizes (a) the interest paid to the holders of the Floaters or on the TOB
Trust’s borrowings, and (b) other expenses related to remarketing, administration, trustee, liquidity and other services to a TOB Trust, as a component of “Interest expense” on the Statement of Operations. Earnings due from the Underlying Bond and interest due to the holders of the Floaters as of the end of the current fiscal period are recognized as components of “Receivable for interest” and “Payable for interest” on the Statement of Assets and Liabilities, respectively.
In contrast, an investment in an externally-deposited Inverse Floater is accounted for as a purchase of the Inverse Floater and is identified in the
Fund’s Portfolio of Investments as “(IF) – Inverse floating rate investment.” For an externally-deposited Inverse Floater, a Fund’s Statement of Assets and Liabilities recognizes the Inverse Floater and not the Underlying Bond as an asset, and the Fund does not recognize the Floaters, or any related borrowings from a Liquidity Provider, as a liability. Additionally, the Fund reflects in “Investment Income” only the net amount of earnings on the
Inverse Floater (net of the interest paid to the holders of the Floaters or the Liquidity Provider as lender, and the expenses of the Trust), and does not show the amount of that interest paid or the expenses of the TOB Trust as described above as interest expense on the Statement of Operations.
Fees paid upon the creation of a TOB Trust for self-deposited Inverse Floaters and externally-deposited Inverse Floaters are recognized as part of the cost basis of the Inverse Floater and are capitalized over the term of the TOB Trust.
As of the end of the current fiscal period, the aggregate value of Floaters issued by each Fund’s TOB Trust for self-deposited Inverse Floaters and externally-deposited Inverse Floaters was as follows:
New York
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 974,525,982 $ – $ 974,525,982
Short-Term Investments:
Municipal Bonds – 18,000,000 – 18,000,000
Total $ – $ 992,525,982 $ – $ 992,525,982

During the current fiscal period, the average amount of Floaters (including any borrowings from a Liquidity Provider) outstanding, and the average annual interest rates and fees related to self-deposited Inverse Floaters, were as follows:
TOB Trusts are supported by a liquidity facility provided by a Liquidity Provider pursuant to which the Liquidity Provider agrees, in the event that
Floaters are (a) tendered to the Trustee for remarketing and the remarketing does not occur, or (b) subject to mandatory tender pursuant to the terms of the TOB Trust agreement, to either purchase Floaters or to provide the Trustee with an advance from a loan facility to fund the purchase of
Floaters by the TOB Trust. In certain circumstances, the Liquidity Provider may otherwise elect to have the Trustee sell the Underlying Bond to retire the Floaters that were tendered and not remarketed prior to providing such a loan. In these circumstances, the Liquidity Provider remains obligated to provide a loan to the extent that the proceeds of the sale of the Underlying Bond are not sufficient to pay the purchase price of the Floaters.
The size of the commitment under the loan facility for a given TOB Trust is at least equal to the balance of that TOB Trust’s outstanding Floaters plus any accrued interest. In consideration of the loan facility, fee schedules are in place and are charged by the Liquidity Provider(s). Any loans made by the Liquidity Provider will be secured by the purchased Floaters held by the TOB Trust. Interest paid on any outstanding loan balances will be effectively borne by the Fund that owns the Inverse Floaters of the TOB Trust that has incurred the borrowing and may be at a rate that is greater than the rate that would have been paid had the Floaters been successfully remarketed.
As described above, any amounts outstanding under a liquidity facility are recognized as a component of “Floating rate obligations” on the
Statement of Assets and Liabilities by the Fund holding the corresponding Inverse Floaters issued by the borrowing TOB Trust. As of the end of the current fiscal period, there were no loans outstanding under any such facility.
Each Fund may also enter into shortfall and forbearance agreements (sometimes referred to as a “recourse arrangement”) (TOB Trusts involving such agreements are referred to herein as “Recourse Trusts”), under which a Fund agrees to reimburse the Liquidity Provider for the Trust’s Floaters, in certain circumstances, for the amount (if any) by which the liquidation value of the Underlying Bond held by the TOB Trust may fall short of the sum of the liquidation value of the Floaters issued by the TOB Trust plus any amounts borrowed by the TOB Trust from the Liquidity Provider, plus any shortfalls in interest cash flows (sometimes referred to as "shortfall payments"). Under these agreements, a Fund’s potential exposure to losses related to or on an Inverse Floater may increase beyond the value of the Inverse Floater as a Fund may potentially be liable to fulfill all amounts owed to holders of the Floaters or the Liquidity Provider. Any such shortfall amount in the aggregate is recognized as “Unrealized depreciation on
Recourse Trusts” on the Statement of Assets and Liabilities.
As of the end of the current fiscal period, each Fund's maximum exposure to the Floaters issued by Recourse Trusts for self-deposited Inverse
Floaters and externally-deposited Inverse Floaters was as follows:
Fund
Floating Rate
Obligations: Self-
Deposited
Inverse Floaters
Floating Rate
Obligations:
Externally-Deposited
Inverse Floaters Total
California High Yield
$ 237,780,000 $ 4,530,000 $ 242,310,000
California
— — —
Connecticut
— — —
Massachusetts
— — —
New Jersey
— — —
New York
— — —
Fund
Average Floating
Rate Obligations
Outstanding
Average Annual
Interest Rate
And Fees
California High Yield
$ 256,378,603 3.16%
California
— —
Connecticut
— —
Massachusetts
— —
New Jersey
— —
New York
— —

Notes to Financial Statements
(continued)
Zero Coupon Securities:
A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.
Securities Lending:
California High Yield may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions in order to generate additional income. When loaning securities, the Fund retains the benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. The loans are continuous, can be recalled at any time, and have no set maturity. The Funds’ custodian, State Street Bank and Trust Company, serves as the securities lending agent (the “Agent”).
When a Fund loans its portfolio securities, it will receive, at the inception of each loan, cash collateral equal to an amount not less than 100% of the market value of the loaned securities. The actual percentage of the cash collateral will vary depending upon the asset type of the loaned securities.
Collateral for the loaned securities is invested in a government money market vehicle maintained by the Agent, which is subject to the requirements of Rule 2a-7 under the 1940 Act. The value of the loaned securities and the liability to return the cash collateral received are recognized on the
Statement of Assets and Liabilities. If the market value of the loaned securities increases, the borrower must furnish additional collateral to the Fund, which is also recognized on the Statement of Assets and Liabilities. The market value of securities loaned is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. Securities out on loan are subject to termination at any time at the option of the borrower or the Fund. Upon termination, the borrower is required to return to the Fund securities identical to the securities loaned. During the term of the loan, the Fund bears the market risk with respect to the investment of collateral and the risk that the Agent may default on its contractual obligations to the Fund. The Agent bears the risk that the borrower may default on its obligation to return the loaned securities as the Agent is contractually obligated to indemnify the Fund if at the time of a default by a borrower some or all of the loan securities have not been returned.
Securities lending income recognized by a Fund consists of earnings on invested collateral and lending fees, net of any rebates to the borrower and compensation to the Agent. Such income is recognized on the Statement of Operations.
As of the end of the reporting period, the Fund did not have any securities out of loan.
Purchases and Sales:
Long-term purchases and sales during the current fiscal period were as follows:
The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased on a when-issued or delayed-delivery basis may have extended settlement periods; interest income is not accrued until settlement date. Any securities so purchased are subject to market fluctuation during this period. If a Fund has outstanding when-issued/delayed-delivery purchases commitments as of the end of the reporting period, such amounts are recognized on the Statement of Assets and Liabilities. During the reporting period, California High Yield invested in an unfunded commitment, in which, the Fund assumed the rights and risks of ownership of the security, including the risk of price and yield fluctuations.
In the event of default by the counterparty, the Fund’s maximum amount of loss is the unrealized appreciation of the unsettled transaction. Any unrealized appreciation (depreciation) for an unfunded commitment is separately presented on the Statements of Assets and Liabilities. An unfunded commitment is priced at its fair market value and any unrealized appreciation (depreciation) is separately presented on the Statement of Asset and
Liabilities. As of the end of the reporting period, California High Yield was no longer invested in an unfunded commitment.
Fund
Maximum Exposure
to Recourse Trusts:
Self-Deposited
Inverse Floaters
Maximum Exposure
to Recourse Trusts:
Externally-Deposited
Inverse Floaters Total
California High Yield
$ 237,780,000 $ 4,530,000 $ 242,310,000
California
— — —
Connecticut
— — —
Massachusetts
— — —
New Jersey
— — —
New York
— — —
Fund
Non-U.S.
Government
Purchases
Non-U.S.
Government Sales
and Maturities
California High Yield
$ 187,125,113 $ 343,363,630
California
441,283,940 472,395,500
Connecticut
29,010,708 27,731,136
Massachusetts
86,254,254 138,881,040
New Jersey
100,306,956 53,146,268
New York
179,226,705 132,742,410

Puerto Rico Electric Power Authority Bonds:
On March 28, 2025, the Financial Oversight and Management Board for Puerto Rico (the “FOMB”)
filed the Fifth Amended Plan of Adjustment (the “Fifth Amended Plan”) that would reduce PREPA debt from approximately $10 billion to the equivalent of $2.6 billion of Base Consideration for creditors in cash or bonds, reflecting the projections and findings of a new PREPA fiscal plan that was certified by the FOMB on February 6, 2025.
California High Yield’s holdings in Puerto Rico Electric Power Authority bonds experienced notable developments during the reporting period related to the utility's bankruptcy proceedings. Specifically, the federal government’s decision in August 2025 to remove several FOMB members.
This action created additional uncertainty regarding the composition of the FOMB as well as the proposed plan's viability.
In response to these evolving circumstances, the Fund, along with other bondholders, chose to allow its Bond Purchase Agreement with the FOMB to expire on October 1, 2025. Instead, the Fund joined the amended and restated cooperation agreement with other non-settling bondholders and insurers. This coalition now represents nearly 90% of PREPA's outstanding revenue bonds. This unified creditor group seeks more favorable debt recovery terms and equitable treatment for all bondholders. As the bankruptcy court awaits appointment of new FOMB members and potential mediation proceedings the ultimate resolution timeline and terms remain subject to court approval and continued negotiation among stakeholders.
5. Derivative Investments
Each Fund is authorized to invest in certain derivative instruments. As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Investments in derivatives as of the end of and/or during the current fiscal period, if any, are included within the Statement of Assets and Liabilities and the Statement of
Operations, respectively.
Market and Counterparty Credit Risk:
In the normal course of business each Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform
(counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose each Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of each Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and Liabilities.
Each Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when each Fund has an unrealized loss, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the pre-determined threshold amount.
6. Fund Shares
Transactions in Fund shares during the current and prior fiscal period were as follows:
Year Ended
2/28/26
Year Ended
2/28/25
California High Yield Shares Value Shares Value
Subscriptions:
Class A 14,488,530 $111,156,965 13,321,489 $106,610,378
Class A - automatic conversion of Class C 5,519 42,952 9,521 75,971
Class C 428,735 3,262,682 402,185 3,215,087
Class I 30,331,030 232,795,609 23,215,585 185,264,920
Total subscriptions 45,253,814 347,258,208 36,948,780 295,166,356
Reinvestments of distributions:
Class A 2,313,472 17,831,930 2,371,499 18,932,100
Class C 90,963 700,023 99,688 794,349
Class I 2,597,702 20,045,267 2,660,871 21,223,010
Total reinvestments of distributions 5,002,137 38,577,220 5,132,058 40,949,459
Redemptions:
Class A (24,305,636) (186,743,787) (21,378,969) (170,272,540)
Class C (1,035,889) (7,980,028) (1,391,521) (11,082,986)
Class C - automatic conversion to Class A (5,526) (42,952) (9,521) (75,971)
Class I (35,310,177) (269,584,500) (25,189,567) (200,396,774)
Total redemptions (60,657,228) (464,351,267) (47,969,578) (381,828,271)
Net increase (decrease) (10,401,277) $(78,515,839) (5,888,740) $(45,712,456)

Notes to Financial Statements
(continued)
Year Ended
2/28/26
Year Ended
2/28/25
California Shares Value Shares Value
Subscriptions:
Class A 19,378,230 $189,694,987 13,933,604 $141,242,276
Class C 192,657 1,890,542 399,797 4,031,003
Class I 38,559,382 377,011,989 30,323,869 307,014,306
Total subscriptions 58,130,269 568,597,518 44,657,270 452,287,585
Reinvestments of distributions:
Class A 2,525,912 24,853,839 2,444,469 24,725,795
Class C 54,001 528,373 68,667 691,355
Class I 2,417,970 23,797,656 2,525,710 25,558,091
Total reinvestments of distributions 4,997,883 49,179,868 5,038,846 50,975,241
Redemptions:
Class A (19,455,731) (191,122,881) (18,999,270) (192,333,045)
Class C (784,225) (7,632,494) (1,139,224) (11,491,813)
Class I (46,262,803) (451,748,189) (29,092,234) (293,731,739)
Total redemptions (66,502,759) (650,503,564) (49,230,728) (497,556,597)
Net increase (decrease) (3,374,607) $(32,726,178) 465,388 $5,706,229
Year Ended
2/28/26
Year Ended
2/28/25
Connecticut Shares Value Shares Value
Subscriptions:
Class A 1,922,952 $18,150,982 2,568,959 $24,757,495
Class C 43,133 409,012 16,093 154,104
Class I 4,434,944 41,942,823 3,641,555 35,123,757
Total subscriptions 6,401,029 60,502,817 6,226,607 60,035,356
Reinvestments of distributions:
Class A 361,500 3,413,166 316,498 3,043,710
Class C 4,402 41,443 5,686 54,532
Class I 340,072 3,220,184 340,951 3,285,268
Total reinvestments of distributions 705,974 6,674,793 663,135 6,383,510
Redemptions:
Class A (2,274,074) (21,376,533) (2,528,569) (24,325,705)
Class C (167,440) (1,572,989) (133,641) (1,283,270)
Class I (3,395,136) (31,749,948) (5,485,850) (52,843,603)
Total redemptions (5,836,650) (54,699,470) (8,148,060) (78,452,578)
Net increase (decrease) 1,270,353 $12,478,140 (1,258,318) $(12,033,712)
Year Ended
2/28/26
Year Ended
2/28/25
Massachusetts Shares Value Shares Value
Subscriptions:
Class A 2,245,670 $20,421,508 1,331,239 $12,353,372
Class C 64,774 580,849 71,075 655,611
Class I 13,875,905 124,812,801 8,260,511 76,851,130
Total subscriptions 16,186,349 145,815,158 9,662,825 89,860,113
Reinvestments of distributions:
Class A 654,744 5,928,849 741,416 6,890,151
Class C 9,135 82,020 10,079 92,962
Class I 736,092 6,672,807 1,020,316 9,488,788
Total reinvestments of distributions 1,399,971 12,683,676 1,771,811 16,471,901
Redemptions:
Class A (6,056,941) (54,873,520) (7,582,754) (70,512,772)
Class C (224,637) (2,031,029) (152,970) (1,407,821)
Class I (16,559,207) (148,795,471) (14,871,204) (137,808,955)
Total redemptions (22,840,785) (205,700,020) (22,606,928) (209,729,548)
Net increase (decrease) (5,254,465) $(47,201,186) (11,172,292) $(103,397,534)

7. Income Tax Information
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.
Each Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from regular federal and designated state income taxes, to retain such tax-exempt status when distributed to shareholders of the Funds. Net realized capital gains and ordinary income distributions paid by the Funds are subject to federal taxation.
Each Fund files income tax returns in U.S. federal and applicable state and local jurisdictions. A Fund's federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed each Fund's tax positions taken for all open tax years and has concluded that no provision for income tax is required in the Fund's financial statements.
Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing gains and losses on investment transactions. Temporary differences do not require reclassification. As of year end, permanent differences that resulted
Year Ended
2/28/26
Year Ended
2/28/25
New Jersey Shares Value Shares Value
Subscriptions:
Class A 6,829,116 $69,968,531 1,950,623 $20,580,264
Class A - automatic conversion of Class C 8,814 90,168 — —
Class C 90,105 931,589 128,335 1,344,799
Class I 5,855,233 60,687,625 4,894,929 51,823,386
Total subscriptions 12,783,268 131,677,913 6,973,887 73,748,449
Reinvestments of distributions:
Class A 541,653 5,634,069 477,353 5,032,382
Class C 14,631 151,068 16,600 174,126
Class I 373,588 3,897,042 510,372 5,399,535
Total reinvestments of distributions 929,872 9,682,179 1,004,325 10,606,043
Redemptions:
Class A (4,004,677) (41,632,088) (3,939,638) (41,524,751)
Class C (321,435) (3,321,909) (234,134) (2,461,712)
Class C - automatic conversion to Class A (8,857) (90,168) — —
Class I (4,794,211) (49,342,715) (8,495,528) (89,615,046)
Total redemptions (9,129,180) (94,386,880) (12,669,300) (133,601,509)
Net increase (decrease) 4,583,960 $46,973,212 (4,691,088) $(49,247,017)
Year Ended
2/28/26
Year Ended
2/28/25
New York Shares Value Shares Value
Subscriptions:
Class A 13,367,621 $127,092,233 11,899,009 $117,171,245
Class A - automatic conversion of Class C 22,653 214,786 36,968 365,172
Class C 168,741 1,606,276 398,434 3,926,641
Class I 21,261,004 201,925,236 13,987,673 137,536,484
Total subscriptions 34,820,019 330,838,531 26,322,084 258,999,542
Reinvestments of distributions:
Class A 1,901,229 18,113,041 1,711,822 16,810,024
Class C 39,506 375,593 46,504 456,162
Class I 1,500,228 14,303,927 1,988,940 19,549,399
Total reinvestments of distributions 3,440,963 32,792,561 3,747,266 36,815,585
Redemptions:
Class A (12,099,304) (115,172,575) (11,238,473) (110,451,094)
Class C (702,475) (6,713,398) (626,030) (6,145,247)
Class C - automatic conversion to Class A (22,677) (214,786) (36,996) (365,084)
Class I (18,565,955) (175,619,323) (27,770,988) (271,528,463)
Total redemptions (31,390,411) (297,720,082) (39,672,487) (388,489,888)
Net increase (decrease) 6,870,571 $65,911,010 (9,603,137) $(92,674,761)

Notes to Financial Statements
(continued)
in reclassifications among the components of net assets relate primarily to adjustments related to PREPA bonds, paydowns, and taxable market discount. Temporary and permanent differences have no impact on a Fund's net assets.
As of year end, the aggregate cost and the net unrealized appreciation/(depreciation) of all investments for federal income tax purposes were as follows:
For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized income and/or capital gains for tax reporting, if applicable.
As of year end, the components of accumulated earnings on a tax basis were as follows:
The tax character of distributions paid was as follows:
As of year end, the Funds had capital loss carryforwards, which will not expire:
8. Management Fees and Other Transactions with Affiliates
Management Fees:
Each Fund’s management fee compensates the Adviser for the overall investment advisory and administrative services and general office facilities. The Sub-Adviser is compensated for its services to the Funds from the management fees paid to the Adviser.
Fund
Tax Cost
Gross Unrealized
Appreciation
Gross
Unrealized
(Depreciation)
Net
Unrealized
Appreciation
(Depreciation)
California High Yield
$ 956,554,407 $ 37,751,214 $ (40,422,127) $ (2,670,913)
California
1,704,899,841 37,611,927 (52,122,027) (14,510,100)
Connecticut
233,843,691 4,041,129 (4,332,502) (291,373)
Massachusetts
421,180,323 6,618,939 (1,717,922) 4,901,017
New Jersey
393,549,426 10,341,009 (12,235,947) (1,894,938)
New York
985,508,633 25,256,485 (18,239,136) 7,017,349
Fund
Undistributed
Tax-Exempt
Income
1
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Unrealized
Appreciation
(Depreciation)
Capital Loss
Carryforwards
Late-Year Loss
Deferrals
Other
Book-to-Tax
Differences Total
California High
Yield
$ 3,498,979 $ 136,974 $ — $ (2,670,913) $ (257,793,238) $ — $ (3,608,920) $ (260,437,118)
California
7,632,007 1,150 — (14,510,100) (190,236,044) — (5,241,597) (202,354,584)
Connecticut
878,205 — — (291,373) (19,524,240) — (657,356) (19,594,764)
Massachusetts
1,982,233 — — 4,901,017 (68,749,770) — (1,245,143) (63,111,663)
New Jersey
817,484 — — (1,894,938) (15,350,048) — (1,030,056) (17,457,558)
New York
4,054,206 8 — 7,017,349 (135,161,938) — (3,390,504) (127,480,879)
1
Undistributed tax-exempt income (on a tax basis) has not been reduced for the dividends declared during the period February 2, 2026 through February 28, 2026 and paid on March 2, 2026.
2/28/26 2/28/25
Fund
Tax-Exempt
Income
1
Ordinary
Income
Long-Term
Capital Gains
Tax-Exempt
Income
Ordinary
Income
Long-Term
Capital Gains
California High Yield
$ 41,914,317 $ 1,387,256 $ — $ 43,553,566 $ 2,690,186 $ —
California
$ 63,293,715 $ 1,664 $ — $ 64,651,823 $ 259,722 $ —
Connecticut
$ 7,538,419 $ — $ — $ 7,263,719 $ — $ —
Massachusetts
$ 14,785,880 $ — $ — $ 18,394,482 $ — $ —
New Jersey
$ 11,732,458 $ 6,083 $ — $ 12,453,110 $ 2,835 $ —
New York
$ 39,401,222 $ 228 $ — $ 42,967,391 $ 31,744 $ —
1
Each Fund designates these amounts paid during the period as Exempt Interest Dividends.
Fund Short-Term Long-Term Total
California High Yield $ 89,272,107 $ 168,521,131 $ 257,793,238
California 113,710,247 76,525,797 190,236,044
Connecticut 7,660,952 11,863,288 19,524,240
Massachusetts 19,374,740 49,375,030 68,749,770
New Jersey 2,351,016 12,999,032 15,350,048
New York 79,638,200 55,523,738 135,161,938

Each Fund’s management fee consists of two components – a fund-level fee, based only on the amount of assets within each individual Fund, and a complex-level fee, based on the aggregate amount of all eligible fund assets managed by the Adviser. This pricing structure enables each Fund’s shareholders to benefit from growth in the assets within their respective Fund as well as from growth in the amount of complex-wide assets managed by the Adviser.
The annual fund-level fee, payable monthly, for each Fund is calculated according to the following schedule:
The annual complex-level fee, payable monthly, for each Fund is calculated according to the following schedule:
* The complex-level fee is calculated based upon the aggregate daily “eligible assets” of all Nuveen-branded closed-end funds and Nuveen branded open-end funds (“Nuveen Mutual
Funds”). Except as described below, eligible assets include the assets of all Nuveen-branded closed-end funds and Nuveen Mutual Funds organized in the United States. Eligible assets do not include the net assets of: Nuveen fund-of-funds, Nuveen money market funds, Nuveen index funds, Nuveen Large Cap Responsible Equity Fund or Nuveen Life Large Cap Responsible
Equity Fund. In addition, eligible assets include a fixed percentage of the aggregate net assets of the active equity and fixed income Nuveen Mutual Funds advised by the Adviser’s affiliate,
Teachers Advisors, LLC (except those identified above). The fixed percentage will increase annually until May 1, 2033, at which time eligible assets will include all of the aggregate net assets of the active equity and fixed income Nuveen Mutual Funds advised by Teachers Advisors, LLC (except those identified above). Eligible assets include closed-end fund assets managed by the Adviser that are attributable to financial leverage. For these purposes, financial leverage includes the closed-end funds’ use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by the Adviser as to certain funds to limit the amount of such assets for determining eligible assets in certain circumstances.
As of the end of the current fiscal period, the complex-level fee rate for each Fund was as follows:
The Adviser has agreed to waive fees and/or reimburse expenses (“Expense Cap”) of the following Funds so that the total annual Fund operating expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed the average daily net assets of any class of Fund shares in the amounts and for the time periods stated in the following table:
Average Daily Net Assets
California
High Yield California Connecticut Massachusetts New Jersey New York
For the first $125 million 0.4000% 0.3500% 0.3500% 0.3500% 0.3500% 0.3500%
For the next $125 million 0.3875 0.3375 0.3375 0.3375 0.3375 0.3375
For the next $250 million 0.3750 0.3250 0.3250 0.3250 0.3250 0.3250
For the next $500 million 0.3625 0.3125 0.3125 0.3125 0.3125 0.3125
For the next $1 billion 0.3500 0.3000 0.3000 0.3000 0.3000 0.3000
For the next $3 billion - 0.2750 0.2750 0.2750 0.2750 0.2750
For the next $8 billion 0.3250 - - - - -
For the next $5 billion 0.3125 0.2500 0.2500 0.2500 0.2500 0.2500
For the next $5 billion 0.3000 - - - - -
For net assets over $10 billion - 0.2375 0.2375 0.2375 0.2375 0.2375
For net assets over $20 billion 0.2875 - - - - -
Complex-Level Asset Breakpoint Level* Complex-Level Fee
For the first $124.3 billion 0.1600%
For the next $75.7 billion 0.1350
For the next $200 billion 0.1325
For eligible assets over $400 billion 0.1300
Fund
Complex-Level Fee
California High Yield
0.1555%
California
0.1555
Connecticut
0.1555
Massachusetts
0.1555
New Jersey
0.1555
New York
0.1555

Notes to Financial Statements
(continued)
Distribution and Service Fees:
Each Fund has adopted a distribution and service plan under rule 12b-1 under the 1940 Act. Class A Shares incur a
0.20% annual 12b-1 service fee. Class C Shares incur a 0.75% annual 12b-1 distribution fee and a 0.25% annual 12b-1 service fee. Class I Shares are not subject to 12b-1 distribution or service fees. The fees under this plan compensate Nuveen Securities, LLC, (the “Distributor”), a wholly-owned subsidiary of Nuveen, for services provided and expenses incurred in distributing shares of the Funds and establishing and maintaining shareholder accounts.
Other Transactions with Affiliates:
The Funds are permitted to purchase or sell securities from or to certain other funds or accounts managed by the Sub-Adviser or by an affiliate of the Adviser (each an, “Affiliated Entity”) under specified conditions outlined in procedures adopted by the Board
("cross-trade"). These procedures have been designed to ensure that any cross-trade of securities by the Fund from or to an Affiliated Entity by virtue of having a common investment adviser (or affiliated investment adviser), common officer and/or common trustee complies with Rule 17a-7 under the 1940 Act. These transactions are effected at the current market price (as provided by an independent pricing service) without incurring broker commissions. During the current fiscal period, the Funds engaged in the following security transactions with affiliated entities:
During the current fiscal period, the Distributor, collected sales charges on purchases of Class A Shares, the majority of which were paid out as concessions to financial intermediaries as follows:
The Distributor also received 12b-1 service fees on Class A Shares, substantially all of which were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.
During the current fiscal period, the Distributor compensated financial intermediaries directly with commission advances at the time of purchase as follows:
Fund
Temporary
Expense Cap
Temporary
Expense Cap
Expiration Date
Permanent
Expense Cap
California High Yield N/A N/A 1.00%
California N/A N/A 0.75%
Massachusetts N/A N/A 0.75%
New York N/A N/A 0.75%
N/A - Not Applicable.
Fund
Purchases Sales
Realized
Gain (Loss)
California High Yield
$ — $ 9,976,465 $ (603,392)
California
— — —
Connecticut
254,793 — —
Massachusetts
5,108,615 5,345,650 (170,513)
New Jersey
6,154,746 — —
New York
— — —
Fund
Sales Charges
Collected
(Unaudited)
Paid to Financial
Intermediaries
(Unaudited)
California High Yield
$ 489,859 $ 485,477
California
1,181,346 1,175,572
Connecticut
143,923 136,369
Massachusetts
106,288 103,594
New Jersey
332,245 328,633
New York
848,863 837,263

To compensate for commissions advanced to financial intermediaries, all 12b-1 service and distribution fees collected on Class C Shares during the first year following a purchase are retained by the Distributor. During the current fiscal period, the Distributor retained such 12b-1 fees as follows:
The remaining 12b-1 fees charged to each Fund were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.
The Distributor also collected and retained CDSC on share redemptions during the current fiscal period, as follows:
9. Commitments and Contingencies
In the normal course of business, each Fund enters into a variety of agreements that may expose the Funds to some risk of loss. These could include recourse arrangements for certain TOB Trusts, which are described elsewhere in these Notes to Financial Statements. The risk of future loss arising from such agreements, while not quantifiable, is expected to be remote. As of the end of the current fiscal period, the Funds did not have any unfunded commitments other than those disclosed in the Notes to Financial Statements, when applicable.
From time to time, the Funds may be a party to certain legal proceedings in the ordinary course of business, including proceedings relating to the enforcement of the Funds’ rights under contracts. As of the end of the current fiscal period, the Funds are not subject to any material legal proceedings.
10. Borrowing Arrangements
Line of Credit:
The Funds, along with certain funds managed by the Adviser or by an affiliate of the Adviser (“Participating Funds”), have established a 364-day, $2.7 billion standby credit facility with a group of lenders, under which the Participating Funds may borrow for temporary purposes (other than on-going leveraging for investment purposes). Each Participating Fund is allocated a designated proportion of the facility’s capacity (and its associated costs, as described below) based upon a multi-factor assessment of the likelihood and frequency of its need to draw on the facility, the size of the Fund and its anticipated draws, and the potential importance of such draws to the operations and well-being of the Fund, relative to those of the other Funds. A Fund may effect draws on the facility in excess of its designated capacity if and to the extent that other Participating
Funds have undrawn capacity. The credit facility expires in June 2026, unless extended or renewed.
Fund
Commission
Advances
(Unaudited)
California High Yield
$ 476,230
California
1,148,289
Connecticut
91,935
Massachusetts
91,174
New Jersey
313,874
New York
777,942
Fund
12b-1 Fees
Retained
(Unaudited)
California High Yield
$ 21,932
California
18,918
Connecticut
2,671
Massachusetts
4,446
New Jersey
8,225
New York
20,820
Fund
CDSC
Retained
(Unaudited)
California High Yield
$ 329,027
California
65,774
Connecticut
23,090
Massachusetts
6,512
New Jersey
9,327
New York
49,861

Notes to Financial Statements
(continued)
The credit facility has the following terms: 0.15% per annum on unused commitment amounts and a drawn interest rate equal to the higher of (a) OBFR (Overnight Bank Funding Rate) plus 1.20% per annum or (b) the Fed Funds Effective Rate plus 1.20% per annum on amounts borrowed. Interest expense incurred by the Participating Funds, when applicable, is recognized as a component of “Interest expense” on the
Statement of Operations. Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Interest expense” on the Statement of Operations, and along with commitment fees, have been allocated among such Participating Funds based upon the relative proportions of the facility’s aggregate capacity reserved for them and other factors deemed relevant by the Adviser and the Board of each
Participating Fund.
During the current fiscal period, the following Funds utilized this facility. The Funds’ maximum outstanding balance during the utilization period was as follows:
During each Fund’s utilization period(s) during the current fiscal period, the average daily balance outstanding and average annual interest rate on the Borrowings were as follows:
Borrowings outstanding as of the end of the fiscal period, if any, are recognized as “Borrowings” on the Statement of Assets and Liabilities.
Fund
Maximum
Outstanding
Balance
California High Yield
$ 34,900,000
California
37,300,000
Connecticut
1,919,469
Massachusetts
25,300,000
New Jersey
4,450,475
New York
13,600,000
Fund
Utilization
Period (Days
Outstanding)
Average
Daily Balance
Outstanding
Average Annual
Interest Rate
California High Yield
10 $ 11,509,364 4.91%
California
67 14,479,186 5.32
Connecticut
2 1,919,469 4.84
Massachusetts
27 8,694,230 5.48
New Jersey
8 1,536,360 5.08
New York
33 4,501,515 4.95

Important Tax Information
(Unaudited)
As required by the Internal Revenue Code and Treasury Regulations, certain tax information, as detailed below, must be provided to shareholders. Shareholders are advised to consult their tax advisor with respect to the tax implications of their investment. The amounts listed below may differ from the actual amounts reported on Form 1099-DIV, which will be sent to shareholders shortly after calendar year end.
Long-Term Capital Gains
As of year end, each Fund designates the following distribution amounts, or maximum amount allowable, as being from net long-term capital gains pursuant to Section 852(b)(3) of the Internal Revenue Code:
Fund
Net Long-Term
Capital Gains
California High Yield
$ —
California
—
Connecticut
—
Massachusetts
—
New Jersey
—
New York
—

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The Funds do not pay any remuneration to their officers, but the Funds do reimburse Nuveen Fund Advisors, LLC, the Funds’ investment adviser and an affiliate of the Funds’ officers, for an allocable portion of Nuveen Fund Advisors, LLC’s cost of the compensation for the Funds’ Chief Compliance Officer. The aggregate remuneration paid to the trustees (all of whom are independent) and to Nuveen Fund Advisors, LLC, the Funds’ investment adviser and an affiliate of the Funds’ officers, by each Fund is reported as “Trustees fees” and “Management fees” on the Statement of Operations under Item 7 of this Form N-CSR.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees implemented after the registrant last provided disclosure in response to this Item.

Item 16.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable to open-end investment companies.

(b)	Not applicable to open-end investment companies.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19.	Exhibits.

(a)(1)	Not applicable because the code of ethics is available, upon request and without charge, by calling 800-257-8787 and there were no amendments during the period covered by this report.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Nuveen Multistate Trust II

Date: August 17, 2026	By:	/s/ Jordan M. Farris
Jordan M. Farris
Chief Administrative Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: August 17, 2026	By:	/s/ Jordan M. Farris
Jordan M. Farris
Chief Administrative Officer
(principal executive officer)

Date: August 17, 2026	By:	/s/ Marc Cardella
Marc Cardella
Vice President and Controller
(principal financial officer)